SHAREHOLDER LETTER

Dear Shareholders:

Supposedly, the "interesting" in the old proverb "May you live in interesting times" means dangerous or turbulent. That's why the expression is often considered to be something of a curse. The point of the phrase, however, is not intended to be harmful--it is meant to be ironic. On a very basic level, just think how difficult and frustrating it is now to choose among a myriad of investment options. I suspect we've all longed occasionally the last few years for simpler, less "interesting" times.

Truth is, though, we are in the midst of ferociously interesting times, not the least of which being the last six months. Indeed, inside the period the markets plunged to depths only the most pessimistic of market watchers could have expected, only to come roaring back...and then fade once again. Maybe the hardest part about living IN interesting times is simply living THROUGH interesting times.

Let's face it, the last few years have simply been phenomenal. The American economy has been, and still is, experiencing a once-in-a-century acceleration of innovation that has propelled output, corporate profits, and stock prices at a pace not before seen. And, as we all know now, that boom inevitably led to the full-blown speculative bubble of 1999. And, as we also all know now, the post-bubble correction of 2000/2001 has not been fun.

It's been challenging, this "righting process". And the challenge--to the public and to the professional, to the individual and to the institution--is staying true to an investment strategy. If you haven't done so already, make time to sit down with your financial advisor and revisit your personal plan for diversification and asset allocation. Know that he or she is an important ally in your long-term financial success.

ENDEAVOR SERIES TRUST AND RELATED INDICES RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2001 WERE AS FOLLOWS:

Dreyfus Small Cap Value Portfolio                                    28.46%
   PRIMARY BENCHMARK: Russell 2000 Index                              6.94%

Capital Guardian Value Portfolio                                      4.67%
T. Rowe Price Equity Income Portfolio                                 2.96%
   PRIMARY BENCHMARK: Russell 1000 Value Index                       -7.05%

Dreyfus U.S. Government Securities Portfolio                          2.89%
   PRIMARY BENCHMARK: Lehman Aggregate Bond Index                     3.62%

Endeavor High Yield Portfolio                                         2.62%
   PRIMARY BENCHMARK: Lehman High Yield Index                         3.93%

Endeavor Money Market Portfolio                                       2.33%
   PRIMARY BENCHMARK: 90 Day T-Bill                                   2.13%

Capital Guardian U.S. Equity Portfolio                               -0.60%
Endeavor Enhanced Index Portfolio                                    -5.60%
Endeavor Asset Allocation Portfolio                                  -6.11%
   PRIMARY BENCHMARK: S&P 500 Index                                  -6.69%

Capital Guardian Global Portfolio                                    -5.10%
   PRIMARY BENCHMARK: MSCI World Index                              -14.93%

ENDEAVOR SERIES TRUST AND RELATED INDICES RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2001 (CONTINUED)

T. Rowe Price Growth Stock Portfolio                                 -7.65%
Jennison Growth Portfolio                                           -13.10%
Endeavor Janus Growth Portfolio                                     -16.45%
   PRIMARY BENCHMARK: BARRA Growth                                  -11.04%

T. Rowe Price International Stock Portfolio                         -16.48%
   PRIMARY BENCHMARK: MSCI EAFE Index                               -14.87%

A sound investment plan will be crucial as we cope with a radically different world than the one visible a year ago. The months ahead will doubtlessly present huge challenges, from managing the economy to integrating technology to valuing stocks. In the short run, much of which will be dangerous and turbulent, a great deal will turn on our optimism and resilience. In the long run, though, if we keep sight of the market's inevitable potential for long-term gain, we will flourish. That's the ultimate reward for living in interesting times.

Throughout it all, we'll be there to deliver you a solid investment product. Though your task of financial planning right now is formidable, so too is your potential for reward. We appreciate the opportunity to help you with both.

Sincerely,

/S/Vincent J. McGuinness, Jr.

Vincent J. (VJ) McGuinness, Jr.
President
Endeavor Series Trust

July 31, 2001

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN GLOBAL PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------


COMMON STOCK -- 96.1%
   ADVERTISING -- 0.1%
      4,100   JC Decaux S.A.+ .............................       $     54,841
                                                                  ------------

   AEROSPACE AND DEFENSE -- 1.7%
     28,500   BAE Systems Plc .............................            136,482
     10,900   Raytheon Company ............................            289,395
      4,000   United Technologies Corporation .............            293,040
                                                                  ------------
                                                                       718,917
                                                                  ------------

   AUTO & TRUCKS -- 3.3%
      3,100   Bayerische Motoren Werke
                (BMW) AG ..................................            102,612
      6,500   DaimlerChrysler AG ..........................            299,110
      2,000   General Motors Corporation ..................            128,700
      2,300   Magna International, Inc., Class A ..........            141,299
     52,000   Mitsubishi Motors Corporation+ ..............            173,034
      3,100   Navistar International Corporation+ .........             87,203
     28,000   Nissan Motor Company, Ltd.+ .................            193,304
        300   PSA Peugeot Citroen .........................             81,448
     16,000   Suzuki Motor Corporation ....................            212,965
                                                                  ------------
                                                                     1,419,675
                                                                  ------------

   BANKING AND FINANCE -- 5.9%
      2,145   ABN AMRO Holding NV .........................             40,295
     11,600   Bank of America Corporation .................            696,348
        829   Credit Suisse Group,
                Registered Shares .........................            136,295
      1,200   Deutsche Bank AG ............................             85,740
      7,000   First Union Corporation .....................            244,580
      7,500   FleetBoston Financial Corporation ...........            295,875
          8   UFJ Holdings, Inc. ..........................             43,042
  5,000,000   UFJ International Finance Trust .............             42,697
     18,900   Washington Mutual, Inc. .....................            709,695
      4,700   Wells Fargo & Company .......................            218,221
                                                                  ------------
                                                                     2,512,788
                                                                  ------------

   BREWERY -- 0.8%
      1,600   Anheuser-Busch Companies, Inc. ..............             65,920
      6,750   Heineken NV .................................            272,174
                                                                  ------------
                                                                       338,094
                                                                  ------------

   BROADCAST, RADIO & TV -- 1.6%
      8,450   Cablevision Systems Corporation-
                Rainbow Media Group+ ......................            218,010
      9,781   Granada Compass Plc .........................             20,531
     10,600   USA Networks, Inc.+ .........................            298,814
      2,900   Viacom, Inc., Class B+ ......................            150,075
                                                                  ------------
                                                                       687,430
                                                                  ------------

   BUILDING AND CONSTRUCTION -- 2.0%
      7,000   Bouygues S.A ................................            236,565
     19,000   Cheung Kong Holdings, Ltd. ..................            207,061
      1,562   Holcim Ltd., Class B ........................            318,075
      9,000   Sun Hung Kai Properties, Ltd. ...............             81,062
                                                                  ------------
                                                                       842,763
                                                                  ------------


                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   BUSINESS SERVICES -- 0.2%
      7,500   Vedior NV ...................................       $     67,937
                                                                  ------------

   CHEMICALS -- 0.7%
      2,100   Air Products and Chemicals, Inc. ............             96,075
     12,500   IMC Global, Inc. ............................            127,500
      2,000   Shin-Etsu Chemical Company, Ltd. ............             73,447
                                                                  ------------
                                                                       297,022
                                                                  ------------

   COMMERCIAL SERVICES -- 0.1%
      1,500   Ecolab, Inc. ................................             61,455
                                                                  ------------

   COMPUTER SERVICES AND SOFTWARE-- 6.3%
      8,800   ASM Lithography, Holding NV+ ................            197,345
      3,600   Brocade Communications
                Systems, Inc.+ ............................            158,364
      5,400   Cadence Design Systems, Inc.+ . .............            100,602
      4,000   CheckFree Corporation+ ......................            140,280
     22,900   Cisco Systems, Inc.+ ........................            416,780
     10,900   Compaq Computer Corporation .................            168,841
     12,000   Dimension Data Holdings Plc+ ................             45,568
      9,000   DoubleClick, Inc.+ ..........................            125,640
     11,100   Hewlett-Packard Company .....................            317,460
      4,200   Intel Corporation ...........................            122,850
      1,800   Juniper Networks, Inc.+ .....................             55,980
      9,300   Macromedia, Inc.+ ...........................            167,400
      2,500   Microsoft Corporation+ ......................            182,500
      3,700   PMC-Sierra, Inc.+ ...........................            114,959
      1,900   Siebel Systems, Inc.+ .......................             89,110
      3,200   Thomson Corporation .........................            107,963
      2,700   VeriSign, Inc.+ .............................            162,027
                                                                  ------------
                                                                     2,673,669
                                                                  ------------


   CONSUMER PRODUCTS -- 1.3%
      9,000   American Greetings
                Corporation, Class A ......................             99,000
      9,900   PepsiCo, Inc. ...............................            437,580
                                                                  ------------
                                                                       536,580
                                                                  ------------

   DIVERSIFIED MANUFACTURING -- 2.2%
      6,100   Bombardier, Inc., Class B ...................             91,647
      6,800   Illinois Tool Works, Inc. ...................            430,440
     24,000   Mitsubishi Heavy Industries, Ltd. ...........            109,497
      4,900   Norsk Hydro A.S.A. ..........................            207,589
      8,700   Smiths Group Plc ............................            100,945
                                                                  ------------
                                                                       940,118
                                                                  ------------

   DIVERSIFIED OPERATIONS -- 3.8%
          7   Berkshire Hathaway, Inc., Class A+ ..........            485,800
      2,700   Disney (Walt) Company .......................             78,003
     15,000   Hutchison Whampoa, Ltd. .....................            151,449
    121,000   Li & Fung, Ltd. .............................            198,574
      2,400   Siemens AG ..................................            140,395
     17,000   Swire Pacific Ltd., Class A .................             88,055
      6,200   Tyco International, Ltd. ....................            337,900
      4,500   The Williams Companies, Inc. ................            148,275
                                                                  ------------
                                                                     1,628,451
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN GLOBAL PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------


COMMON STOCK -- (CONTINUED)
   DRUGS -- 6.8%
     28,000   AstraZeneca Group Plc .......................       $  1,293,888
      2,000   Forest Laboratories, Inc.+ ..................            142,000
     13,800   Pfizer, Inc. ................................            552,690
      7,800   Sanofi-Synthelabo S.A. ......................            511,750
     19,000   Shionogi & Company, Ltd. ....................            396,101
                                                                  ------------
                                                                     2,896,429
                                                                  ------------

   DURABLE GOODS - WHOLESALE -- 0.2%
      2,400   Grainger (W.W.), Inc. .......................             98,784
                                                                  ------------

   ELECTRIC UTILITIES -- 1.1%
      8,800   AES Corporation+ ............................            378,840
      7,500   Edison International+ .......................             83,625
                                                                  ------------
                                                                       462,465
                                                                  ------------

   ELECTRONIC COMPONENTS -- 3.1%
      1,900   Advantest Corporation .......................            162,859
      2,700   Epcos AG+ ...................................            146,287
        900   Hirose Electric Company, Ltd. ...............             68,556
     86,000   Johnson Electric Holdings, Ltd. .............            117,980
      2,200   Linear Technology Corporation ...............             97,284
      3,000   Murata Manufacturing
                Company, Ltd. .............................            199,414
      3,000   Taiyo Yuden Company, Ltd. ...................             79,862
      6,100   Teradyne, Inc.+ .............................            201,910
      4,200   Tokyo Electron, Ltd. ........................            254,259
                                                                  ------------
                                                                     1,328,411
                                                                  ------------

   ELECTRONICS -- 2.7%
      7,000   Agilent Technologies, Inc.+ .................            227,500
      5,100   Koninklijke (Royal) Philips
                Electronics NV ............................            135,181
     18,000   NEC Corporation .............................            243,193
      2,260   Samsung Electronics,
                Sponsored GDR+ ............................            177,297
      4,100   Sony Corporation ............................            269,573
      2,000   Tokyo Seimitsu Company, Ltd. ................            102,954
                                                                  ------------
                                                                     1,155,698
                                                                  ------------

   ELECTRONICS - SEMICONDUCTOR -- 6.1%
      7,000   Advanced Micro Devices, Inc.+ . .............            202,160
     11,200   Agere Systems, Inc., Class A+ . .............             84,000
      7,100   Altera Corporation+ .........................            205,900
      6,800   Applied Materials, Inc.+ ....................            333,880
     23,000   ARM Holdings Plc+ ...........................             86,853
     17,500   ATI Technologies, Inc. ......................            163,519
      3,700   Broadcom Corporation, Class A+ ..............            158,212
      3,000   Infineon Technologies AG, ADR+ ..............             70,350
      6,100   KLA-Tencor Corporation+ .....................            356,667
      1,800   Novellus Systems, Inc.+ .....................            102,222
      1,200   Rohm Company, Ltd. ..........................            186,472
      3,700   STMicroelectronics NV .......................            125,800



                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   ELECTRONICS - SEMICONDUCTOR -- (CONTINUED)
     17,800   Taiwan Semiconductor
                Manufacturing Company,
                Ltd., Sponsored ADR+ ......................       $    270,382
      4,500   Texas Instruments, Inc. .....................            141,750
      3,000   Xilinx, Inc.+ ...............................            123,720
                                                                  ------------
                                                                     2,611,887
                                                                  ------------

   EXPLORATION & PRODUCTION -- 2.9%
      7,200   Baker Hughes, Inc. ..........................            241,200
     25,500   BHP, Ltd. ...................................            134,621
     27,160   BHP Billiton, Ltd+ ..........................            146,973
      5,400   Fluor Corporation+ ..........................            243,810
      3,700   NRG Energy, Inc.+ ...........................             81,696
      2,000   OAO Lukoil Holding,
                Sponsored ADR .............................             95,930
      2,300   Weatherford International, Inc.+ ............            110,400
     40,000   WMC, Ltd. ...................................            194,708
                                                                  ------------
                                                                     1,249,338
                                                                  ------------

   FINANCIAL SERVICES -- 4.1%
      1,300   Aiful Corporation ...........................            117,267
      5,600   Citigroup, Inc. .............................            295,904
      7,500   Household International, Inc. ...............            500,250
     12,000   Investors Group, Inc. .......................            169,219
     11,000   Nomura Securities Company, Ltd. .............            210,800
      1,000   Orix Corporation ............................             97,261
      4,900   USA Education, Inc. .........................            357,700
                                                                  ------------
                                                                     1,748,401
                                                                  ------------

   FOOD AND KINDRED PRODUCTS -- 3.7%
      9,400   Campbell Soup Company .......................            242,050
      3,600   General Mills, Inc. .........................            157,608
      1,000   Groupe Danone ...............................            137,229
      2,500   Heinz (H.J.) Company ........................            102,225
     10,100   Kellogg Company .............................            292,900
      6,000   Kraft Foods, Inc.+ ..........................            186,000
        470   Nestle S.A. .................................             99,891
        800   Promise Company, Ltd. .......................             65,942
     22,500   Unilever Plc ................................            189,549
     20,300   Woolworths, Ltd. ............................            113,461
                                                                  ------------
                                                                     1,586,855
                                                                  ------------

   HEALTH CARE SERVICES -- 0.5%
      4,700   Medtronic, Inc. .............................            216,247
                                                                  ------------

   INSURANCE -- 3.7%
      7,000   Allstate Corporation ........................            307,930
      2,050   American International Group, Inc. ..........            176,300
      7,000   Assicurazioni Generali S.p.A. ...............            210,372
      4,500   Cincinnati Financial Corporation ............            177,750
     35,000   Mitsui Marine and Fire Insurance
                Company, Ltd. .............................            179,047
     16,500   Prudential Plc ..............................            199,802
     21,334   QBE Insurance Group, Ltd. ...................            128,021
        105   Swiss Re ....................................            209,842
                                                                  ------------
                                                                     1,589,064
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN GLOBAL PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   LEISURE -- 1.3%
      1,900   Accor S.A. ..................................       $     80,183
      4,300   Carnival Corporation ........................            132,010
      1,800   Nintendo Company, Ltd. ......................            327,625
                                                                  ------------
                                                                       539,818
                                                                  ------------

   MACHINERY -- 0.4%
      2,400   Aixtron AG ..................................             68,877
      2,300   Dover Corporation ...........................             86,595
        300   Schneider Electric S.A. .....................             16,584
                                                                  ------------
                                                                       172,056
                                                                  ------------

   MEDIA AND COMMUNICATIONS -- 3.9%
      6,150   AOL Time Warner, Inc.+ ......................            325,950
     20,000   AT&T Corporation - Liberty
                Media Corporation, Class A+ . .............            349,800
     10,500   Charter Communications, Inc.,
                Class A+ ..................................            245,175
      7,300   Pearson Plc .................................            120,327
     27,000   Publishing & Broadcasting, Ltd. .............            124,568
     14,000   Reuters Group Plc ...........................            181,736
      5,100   Societe Television Francaise 1 ..............            148,781
      2,800   TMP Worldwide, Inc.+ ........................            165,508
                                                                  ------------
                                                                     1,661,845
                                                                  ------------

   MEDICAL-BIOMEDICAL  -- 0.5%
      2,800   Applera Corporation- Applied
                Biosystem .................................             74,900
      2,600   Genentech, Inc.+ ............................            143,260
                                                                  ------------
                                                                       218,160
                                                                  ------------

   MEDICAL PRODUCTS -- 1.8%
        700   AstraZeneca Group Plc, ADR ..................             32,725
      5,500   GlaxoSmithKline Plc+ ........................            154,705
      4,800   Guidant Corporation+ ........................            172,800
     10,880   Novartis AG+ ................................            393,771
                                                                  ------------
                                                                       754,001
                                                                  ------------

   METALS -- 0.8%
      2,500   Alcan Aluminum, Ltd. ........................            105,103
      2,900   Alcoa, Inc. .................................            114,260
      8,000   ASSA Abloy AB, Class B ......................            114,277
                                                                  ------------
                                                                       333,640
                                                                  ------------

   NON-US BANKS -- 1.8%
     14,400   Australia & New Zealand Banking
                Group, Ltd. ...............................            123,683
     11,500   Banco Bilbao Vizcaya
                Argentaria S.A. ...........................            148,759
      6,000   Bank of Nova Scotia .........................            179,499
     13,800   ForeningsSparbanken AB ......................            159,742
     13,000   Halifax Group Plc ...........................            150,289
                                                                  ------------
                                                                       761,972
                                                                  ------------




                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   OFFICE SUPPLIES -- 0.4%
      4,500   Societe BIC S.A. ............................       $    163,811
                                                                  ------------

   OPTICAL -- 0.2%
      1,400   Hoya Corporation ............................             88,682
                                                                  ------------

   PAPER AND ALLIED PRODUCTS -- 0.8%
     17,900   Abitibi-Consolidated, Inc. ..................            136,825
      3,100   International Paper Company .................            110,670
      3,000   Uni-Charm Corporation .......................             97,181
                                                                  ------------
                                                                       344,676
                                                                  ------------

   PETROLEUM -- 2.4%
      1,500   Chevron Corporation .........................            135,750
      7,500   ENI S.p.A. ..................................             91,429
        900   Exxon Mobil Corporation .....................             78,615
     57,200   Shell Transport & Trading
                Company Plc ...............................            475,440
      2,000   Shell Transport & Trading
                Company Plc, ADR ..........................            100,680
     19,000   Statoil ASA+ ................................            140,431
                                                                  ------------
                                                                     1,022,345
                                                                  ------------

   RETAIL -- 4.0%
     13,000   Circuit City Stores-Circuit City Group ......            234,000
        126   Compagnie Financiere
                Richemont AG, Units A .....................            322,475
      3,700   Industria de Diseno Textil, S.A.+ ...........             59,044
      5,000   Jusco Company, Ltd. .........................            110,251
      8,400   Lowe's Companies, Inc. ......................            609,420
     16,500   Marks & Spencer Plc .........................             60,799
      2,000   Matsumotokiyoshi Company, Ltd. ..............             77,135
      2,400   NIKE, Inc., Class B .........................            100,776
      2,300   Wal-Mart Stores, Inc. .......................            112,240
                                                                  ------------
                                                                     1,686,140
                                                                  ------------

   STEEL -- 0.3%
    142,000   Corus Group Plc .............................            120,325
                                                                  ------------

   TELECOMMUNICATIONS -- 11.4%
      8,400   America Movil S.A. de C.V.,
                Series L+ .................................            175,224
      5,700   AT&T Corporation ............................            125,400
     52,000   Cable and Wireless Optus, Ltd.+ .............             98,025
      6,700   Cablevision Systems Corporation,
                Class A+ ..................................            391,950
      3,300   Cox Communications, Inc.+ ...................            146,190
     11,000   Ericsson LM, Sponsored ADR ..................             59,620
      6,500   Exfo Electro-Optical
                Engineering, Inc.+ ........................            104,975
      6,100   General Motors Corporation,
                Class H ...................................            123,525
      7,600   Lucent Technologies, Inc. ...................             47,120
     10,200   Motorola, Inc. ..............................            168,912
     29,400   Nokia Corporation, Sponsored ADR ............            647,976
     13,320   Nokia Oyj ...................................            301,866


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN GLOBAL PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   TELECOMMUNICATIONS -- (CONTINUED)
      9,500   Nortel Networks Corporation .................       $     86,355
         27   NTT DoCoMo, Inc. ............................            469,789
      2,800   Qwest Communications
                International, Inc.+ ......................             89,236
    272,000   Singapore Telecommunications, Ltd. ..........            283,652
      3,900   Sprint Corporation (FON Group) ..............             83,304
      8,900   Sprint Corporation (PCS Group)+ .............            214,935
      8,323   Telefonica S.A.+ ............................            102,590
      6,600   Telefonos de Mexico,
                Sponsored ADR .............................            231,594
         80   Telesp Celular Participacoes S.A.+
      5,000   TyCom, Ltd.+ ................................             86,000
     11,600   United Pan-Europe
                Communications NV+ ........................             29,461
    348,466   Vodafone Group Plc ..........................            771,886
     10,100   Williams Communications
                Group, Inc.+ ..............................             29,795
                                                                  ------------
                                                                     4,869,380
                                                                  ------------

   TEXTILE - PRODUCTS -- 0.4%
     41,000   Toray Industries, Inc. ......................            163,717
                                                                  ------------

   TRANSPORTATION SERVICES -- 0.5%
     30,000   Japan Airlines Company, Ltd. ................             96,459
      1,800   United Parcel Service, Inc., Class B ........            104,040
                                                                  ------------
                                                                       200,499
                                                                  ------------

   WINE & SPIRITS -- 0.3%
      2,200   LVMH ........................................            110,816
                                                                  ------------
              Total Common Stock
                (Cost $44,207,502) ........................         40,935,202
                                                                  ------------

CONVERTIBLE PREFERRED -- 0.7%
   NON-US BANKS -- 0.3%
 21,000,000   Sanwa, Ltd. .................................            150,282
                                                                  ------------

   TECHNOLOGY -- 0.4%
              Amazon.com, Inc.
    150,000   4.750% due 02/01/09 .........................             70,755
    209,000   6.875% due 02/16/10 .........................             89,800
                                                                  ------------
                                                                       160,555
                                                                  ------------
              Total Convertible Preferred
                (Cost $383,512) ...........................            310,837
                                                                  ------------



                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

SHORT TERM OBLIGATIONS -- 3.5%
  1,472,000   AIG Funding
                4.120% due 07/02/01 .......................       $  1,472,000
                                                                  ------------
              Total Short Term Obligations
                (Cost $1,472,000) .........................          1,472,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $46,063,014*)............................   100.3%         42,718,039
OTHER ASSETS ANDLIABILITIES
   (NET)..........................................   (0.3)%           (142,043)
                                                     ------       ------------
NET ASSETS........................................   100.0%       $ 42,575,996
                                                     ======       ============

---------------------
*    Aggregate cost for federal tax purposes.
+    Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                     CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 94.5%
   ADVERTISING AGENCY -- 0.5%
      3,300   TMP Worldwide, Inc.+ ........................       $    195,063
                                                                  ------------
   AEROSPACE AND DEFENSE -- 1.4%
      6,900   United Technologies Corporation .............            505,494
                                                                  ------------
   ALUMINUM -- 1.1%
     10,000   Alcoa, Inc. .................................            394,000
                                                                  ------------
   BANKING AND FINANCE -- 6.8%
     12,300   Bank of America Corporation .................            738,369
     18,500   Bank One Corporation ........................            662,300
      5,967   Citigroup, Inc. .............................            315,296
     18,900   Washington Mutual, Inc. .....................            709,695
                                                                  ------------
                                                                     2,425,660
                                                                  ------------
   BREWERY -- 0.7%
      5,700   Anheuser-Busch Companies, Inc. ..............            234,840
                                                                  ------------
   BROADCAST, RADIO & TV -- 7.0%
        500   Adelphia Communications
                Corporation, Class A+ .....................             20,500
     12,950   AOL Time Warner, Inc.+ ......................            686,350
     31,200   AT&T Corporation - Liberty
                Media Corporation, Class A+ . .............            545,688
      5,200   Cablevision Systems Corporation,
                Class A+ ..................................            304,200
      6,000   Cablevision Systems Corporation-
                Rainbow Media Group+ ......................            154,800
      4,500   Charter Communications, Inc.+ . .............            105,075
      8,500   USA Networks, Inc.+ .........................            239,615
      8,500   Viacom, Inc., Class B+ ......................            439,875
                                                                  ------------
                                                                     2,496,103
                                                                  ------------
   CHEMICALS -- 0.4%
      4,000   Dow Chemical Company ........................            133,000
                                                                  ------------

   COMMERCIAL SERVICES -- 0.3%
      2,500   Ecolab, Inc. ................................            102,425
                                                                  ------------

   COMPUTER INDUSTRY -- 2.3%
      9,000   Hewlett-Packard Company .....................            257,400
      1,200   International Business Machines
                Corporation ...............................            135,600
      4,600   Microsoft Corporation+ ......................            335,800
      2,200   Siebel Systems, Inc.+ .......................            103,180
                                                                  ------------
                                                                       831,980
                                                                  ------------
   DIVERSIFIED MANUFACTURING -- 3.1%
     10,000   Illinois Tool Works, Inc. ...................            633,000
      8,600   Tyco International, Ltd. ....................            468,700
                                                                  ------------
                                                                     1,101,700
                                                                  ------------
   DIVERSIFIED OPERATIONS -- 3.3%
          9   Berkshire Hathaway, Inc., Class A+ ..........            624,600
      3,300   Disney (Walt) Company .......................             95,337
     14,400   The Williams Companies, Inc. ................            474,480
                                                                  ------------
                                                                     1,194,417
                                                                  ------------



                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   ELECTRONICS -- 3.8%
     11,800   Agilent Technologies, Inc.+ .................       $    383,500
      4,500   Altera Corporation+ .........................            130,500
      5,400   Emerson Electric Company ....................            326,700
      9,500   General Motors Corporation, Class H .........            192,375
      5,300   Koninklijke (Royal) Philips
                Electronics N.V., ADR .....................            140,079
      4,300   Linear Technology Corporation ...............            190,146
                                                                  ------------
                                                                     1,363,300
                                                                  ------------
   ELECTRONICS - SEMICONDUCTOR -- 9.1%
     15,000   Applied Materials, Inc.+ ....................            736,500
      4,700   Applied Micro Circuits Corporation+ .........             80,840
      2,500   Bookham Technology Plc, ADR+ ................              7,250
      5,700   Broadcom Corporation, Class A+ ..............            243,732
      5,600   Brocade Communications
                Systems, Inc.+ ............................            246,344
      4,500   Intel Corporation ...........................            131,625
      7,000   KLA-Tencor Corporation+ .....................            409,290
      2,400   Novellus Systems, Inc.+ .....................            136,296
      5,700   PMC-Sierra, Inc.+ ...........................            177,099
      2,500   Sony Corporation, ADR .......................            164,500
     13,000   Teradyne, Inc.+ .............................            430,300
     12,500   Texas Instruments, Inc. .....................            393,750
      2,300   Xilinx, Inc.+ ...............................             94,852
                                                                  ------------
                                                                     3,252,378
                                                                  ------------
   ENGINEERING RESEARCH -- 1.0%
      8,300   Fluor Corporation + .........................            374,745
                                                                  ------------

   FINANCIAL SERVICES -- 4.8%
      4,800   Household International, Inc. ...............            320,160
     15,200   USA Education, Inc. .........................          1,109,600
      6,000   Wells Fargo Company .........................            278,580
                                                                  ------------
                                                                     1,708,340
                                                                  ------------
   FOOD AND KINDRED PRODUCTS -- 6.6%
     16,600   Campbell Soup Company .......................            427,450
      7,700   General Mills, Inc. .........................            337,106
      6,000   Heinz (H.J.) Company ........................            245,340
     29,000   Kellogg Company .............................            841,000
      4,800   Kraft Foods, Inc.+ ..........................            148,800
      8,000   PepsiCo, Inc. ...............................            353,600
                                                                  ------------
                                                                     2,353,296
                                                                  ------------
   HOUSEHOLD PRODUCTS -- 1.1%
     11,500   Clorox Company ..............................            389,275
                                                                  ------------
   INSURANCE -- 3.4%
      4,000   Allstate Corporation ........................            175,960
      6,800   Cincinnati Financial Corporation ............            268,600
      2,300   Hartford Financial Services
                Group, Inc. ...............................            157,320
      4,050   Jefferson-Pilot Corporation .................            195,696
      5,500   St. Paul Companies, Inc. ....................            278,795
      2,000   The PMI Group, Inc. .........................            143,320
                                                                  ------------
                                                                     1,219,691
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                     CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   INTERNET CONTENT -- 2.7%
      9,000   CheckFree Corporation + .....................       $    315,630
     11,600   DoubleClick, Inc.+ ..........................            161,936
      5,000   Macromedia, Inc.+ ...........................             90,000
      5,700   VeriSign, Inc.+ .............................            342,057
      1,900   webMethods, Inc.+ ...........................             40,242
                                                                  ------------
                                                                       949,865
                                                                  ------------

   LEISURE -- 0.7%
      8,300   Carnival Corporation ........................            254,810
                                                                  ------------

   MEDICAL-BIOMEDICAL / GENE -- 0.3%
      2,100   Genentech, Inc.+ ............................            115,710
                                                                  ------------

   MEDICAL SUPPLIES -- 9.9%
     21,300   AstraZeneca Group Plc, ADR ..................            995,775
      5,300   Becton, Dickinson and Company ...............            189,687
      8,000   Forest Laboratories, Inc.+ ..................            568,000
      9,475   Guidant Corporation+ ........................            341,100
     10,000   Medtronic, Inc. .............................            460,100
     24,200   Pfizer, Inc. ................................            969,210
                                                                  ------------
                                                                     3,523,872
                                                                  ------------

   MISCELLANEOUS MANUFACTURING INDUSTRIES -- 0.6%
      6,000   Dover Corporation ...........................            225,900
                                                                  ------------

   NETWORKING PRODUCTS -- 1.2%
     22,600   Cisco Systems, Inc.+ ........................            411,320
                                                                  ------------

   NONDURABLE GOODS - CONSUMER -- 0.5%
      3,500   Avon Products, Inc. .........................            161,980
                                                                  ------------

   OIL SERVICES -- 5.1%
     14,100   Baker Hughes, Inc. ..........................            472,350
      5,200   Exxon Mobil Corporation .....................            454,220
        600   Royal Dutch Petroleum, NY Shares ............             34,962
      8,000   Shell Transport & Trading
                Company, ADR ..............................            402,720
      1,700   Texaco, Inc. ................................            113,220
      2,000   Transocean Sedco Forex, Inc. ................             82,500
      3,000   Unocal Corporation ..........................            102,450
      3,600   Weatherford International, Inc.+ ............            172,800
                                                                  ------------
                                                                     1,835,222
                                                                  ------------

   PRECISION INSTRUMENT -- 0.7%
      9,700   Applera Corporation-
                Applied Biosystem .........................            259,475
                                                                  ------------

   PUBLISHING -- 0.3%
      1,800   Knight-Ridder, Inc. .........................            106,740
                                                                  ------------



                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   RESTAURANTS -- 0.6%
      8,000   McDonald's Corporation ......................       $    216,480
                                                                  ------------

   RETAIL -- 4.6%
      4,100   Amazon.com, Inc.+ ...........................             58,015
     11,100   Circuit City Stores-
                Circuit City Group ........................            199,800
      7,600   Dollar General Corporation ..................            148,200
      7,100   Gap, Inc. ...................................            205,900
     13,000   Lowe's Companies, Inc. ......................            943,150
      2,200   Wal-Mart Stores, Inc. .......................            107,360
                                                                  ------------
                                                                     1,662,425
                                                                  ------------

   TECHNOLOGY -- 0.6%
      4,500   Cadence Design Systems, Inc.+ . .............             83,835
      2,400   PeopleSoft, Inc.+ ...........................            118,152
                                                                  ------------
                                                                       201,987
                                                                  ------------

   TELECOMMUNICATIONS -- 5.1%
     11,600   AT&T Corporation ............................            255,200
      7,000   Corning, Inc.+ ..............................            116,970
      5,300   Cox Communications, Inc.+ ...................            234,790
     10,000   Ericsson (LM), Sponsored ADR ................             54,200
        900   Newport Corporation .........................             23,850
     23,400   Nokia Corporation, Sponsored ADR ............            515,736
      3,236   Qwest Communications
                International, Inc.+ ......................            103,131
      2,900   SBC Communications, Inc. ....................            116,174
      1,300   Sprint Corporation (FON Group) ..............             27,768
     11,500   Sprint Corporation (PCS Group)+ .............            277,725
      5,000   TyCom, Ltd.+ ................................             86,000
      9,868   Williams Communications
                Group, Inc.+ ..............................             29,111
                                                                  ------------
                                                                     1,840,655
                                                                  ------------

   TOBACCO -- 0.6%
      4,300   Philip Morris Companies, Inc. ...............            218,225
                                                                  ------------
   TRANSPORTATION -- 0.9%
      3,300   Canadian National Railway
                Company ...................................            133,650
      3,200   Union Pacific Corporation ...................            175,712
                                                                  ------------
                                                                       309,362
                                                                  ------------
   UTILITY -- 3.4%
      9,200   AES Corporation+ ............................            396,060
      2,100   Air Products and Chemicals, Inc.+ ...........             96,075
      6,700   Cinergy Corporation .........................            234,165
     22,100   Edison International ........................            246,415
      7,200   Northeast Utilities .........................            149,400
      4,300   NRG Energy, Inc.+ ...........................             94,944
                                                                  ------------
                                                                     1,217,059
                                                                  ------------
              Total Common Stock
                (Cost $33,888,137) ........................         33,786,794
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                     CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------


SHORT TERM OBLIGATIONS -- 5.4%
  1,934,000   AIG Funding
                4.120% due 07/02/01 .......................       $  1,934,000
                                                                  ------------
              Total Short Term Obligations
                (Cost $1,934,000) .........................          1,934,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $35,822,137*)............................    99.9%         35,720,794
OTHER ASSETS AND LIABILITIES
   (NET)..........................................     0.1%             30,352
                                                     ------       ------------
NET ASSETS........................................   100.0%       $ 35,751,146
                                                     ======       ============

----------------
*    Aggregate cost for federal tax purposes.
+    Non-Income Producing Security.

Abbreviations:
ADR -- American Depositary Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN VALUE PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------


COMMON STOCK -- 94.9%
   AEROSPACE AND DEFENSE -- 3.7%
     61,000   Lockheed Martin Corporation .................       $  2,260,050
     19,700   Raytheon Company ............................            523,035
     57,000   United Technologies Corporation .............          4,175,820
                                                                  ------------
                                                                     6,958,905
                                                                  ------------

   AUTO & TRUCKS -- 0.6%
     42,500   Navistar International
                Corporation+ ..............................          1,195,525
                                                                  ------------

   BANKING AND FINANCE -- 9.3%
    107,000   Bank of America Corporation .................          6,423,210
    162,300   Bank One Corporation ........................          5,810,340
    113,400   Washington Mutual, Inc. .....................          4,258,170
     27,000   Wells Fargo & Company .......................          1,253,610
                                                                  ------------
                                                                    17,745,330
                                                                  ------------

   BASIC INDUSTRY -- 2.2%
     60,600   Alcoa, Inc. .................................          2,387,640
     34,000   Union Pacific Corporation ...................          1,866,940
                                                                  ------------
                                                                     4,254,580
                                                                  ------------

   CHEMICALS -- 1.4%
     35,300   Air Products and Chemicals, Inc. ............          1,614,975
     28,800   Dow Chemical Company ........................            957,600
                                                                  ------------
                                                                     2,572,575
                                                                  ------------

   COMMUNICATIONS -- 3.0%
     52,700   AT&T Corporation ............................          1,159,400
     40,700   CenturyTel, Inc. ............................          1,233,210
     72,700   SBC Communications, Inc. ....................          2,912,362
     87,496   Williams Communications
                Group, Inc.+ ..............................            258,113
     14,000   WorldCom, Inc.+ .............................            209,440
        560   WorldCom, Inc. - MCI Group.+ ................              9,016
                                                                  ------------
                                                                     5,781,541
                                                                  ------------

   DIVERSIFIED MANUFACTURING -- 4.8%
     87,000   Illinois Tool Works, Inc. ...................          5,507,100
     65,700   Tyco International, Ltd. ....................          3,580,650
                                                                  ------------
                                                                     9,087,750
                                                                  ------------

   DIVERSIFIED OPERATIONS -- 1.9%
    107,000   The Williams Companies, Inc. ................          3,525,650
                                                                  ------------

   DURABLE GOODS - WHOLESALE -- 0.5%
     20,900   Grainger (W.W.), Inc. .......................            860,244
                                                                  ------------

   ELECTRONICS -- 3.5%
     47,500   Applied Materials, Inc.+ ....................          2,332,250
     71,500   Emerson Electric Company ....................          4,325,750
                                                                  ------------
                                                                     6,658,000
                                                                  ------------



                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   ENGINEERING RESEARCH -- 2.4%
    103,300   Fluor Corporation+ ..........................       $  4,663,995
                                                                  ------------

   FINANCIAL SERVICES -- 6.7%
     33,003   Citigroup, Inc. .............................          1,743,879
      7,700   Goldman Sachs Group, Inc. ...................            660,660
     50,200   Household International, Inc. ...............          3,348,340
     97,600   USA Education, Inc. .........................          7,124,800
                                                                  ------------
                                                                    12,877,679
                                                                  ------------

   FOOD AND KINDRED PRODUCTS -- 10.0%
     23,000   Anheuser-Busch Companies, Inc. ..............            947,600
    133,000   Campbell Soup Company .......................          3,424,750
     84,100   General Mills, Inc. .........................          3,681,898
    230,000   Kellogg Company .............................          6,670,000
    141,200   Kraft Foods, Inc. ...........................          4,377,200
                                                                  ------------
                                                                    19,101,448
                                                                  ------------

   HOUSEHOLD PRODUCTS -- 2.0%
    115,300   Clorox Company ..............................          3,902,905
                                                                  ------------

   INSURANCE -- 6.6%
     20,500   Allstate Corporation ........................            901,795
    109,200   Jefferson-Pilot Corporation .................          5,276,544
     33,000   St. Paul Companies, Inc. ....................          1,672,770
     57,000   XL Capital, Ltd., Class A ...................          4,679,700
                                                                  ------------
                                                                    12,530,809
                                                                  ------------

   LEISURE -- 2.6%
    159,500   Carnival Corporation ........................          4,896,650
                                                                  ------------

   MACHINERY -- 1.0%
     52,800   Dover Corporation ...........................          1,987,920
                                                                  ------------

   MEDICAL SUPPLIES -- 2.3%
    124,000   Becton, Dickinson & Company .................          4,437,960
                                                                  ------------

   OIL SERVICES -- 2.5%
     35,000   Baker Hughes, Inc. ..........................          1,172,500
      5,683   Exxon Mobil Corporation .....................            496,410
     42,000   Shell Transport & Trading, ADR ..............          2,114,280
     30,100   Unocal Corporation ..........................          1,027,915
                                                                  ------------
                                                                     4,811,105
                                                                  ------------

   PETROLEUM REFINING -- 3.2%
     30,800   Kinder Morgan Management, LLC+ ..............          2,109,800
     59,200   Royal Dutch Petroleum Company,
                NY Shares .................................          3,449,584
      8,000   Texaco, Inc. ................................            532,800
                                                                  ------------
                                                                     6,092,184
                                                                  ------------

   PUBLISHING -- 1.2%
     39,800   Knight-Ridder, Inc. .........................          2,360,140
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN VALUE PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   REAL ESTATE INVESTMENT TRUSTS -- 3.4%
    208,000   Equity Office Properties Trust ..............       $  6,579,040
                                                                  ------------

   RESTAURANTS -- 0.8%
     57,000   McDonald's Corporation ......................          1,542,420
                                                                  ------------

   RETAIL -- 6.9%
    169,300   Circuit City Stores-Circuit
                City Group ................................          3,047,400
     65,000   Costco Wholesale Corporation+ . .............          2,670,200
    124,200   Dollar General Corporation ..................          2,421,900
     70,700   Lowe's Companies, Inc. ......................          5,129,285
                                                                  ------------
                                                                    13,268,785
                                                                  ------------

   TECHNOLOGY -- 2.8%
    198,700   Compaq Computer Corporation .................          3,077,863
     79,000   Hewlett-Packard Company .....................          2,259,400
                                                                  ------------
                                                                     5,337,263
                                                                  ------------

   TOBACCO -- 2.6%
     96,500   Philip Morris Companies, Inc. ...............          4,897,375
                                                                  ------------

   TRANSPORTATION -- 1.2%
     58,500   Canadian National Railway
                Company ...................................          2,369,250
                                                                  ------------

   UTILITY -- 5.8%
     21,000   Cinergy Corporation .........................            733,950
    500,600   Edison International ........................          5,581,690
     21,800   Mirant Corporation+ .........................            749,920
    125,100   Northeast Utilities .........................          2,595,825
     65,500   NRG Energy, Inc.+ ...........................          1,446,240
                                                                  ------------
                                                                    11,107,625
                                                                  ------------
              Total Common Stock
                (Cost $161,030,051) .......................        181,404,653
                                                                  ------------

SHORT TERM OBLIGATIONS -- 5.3%
 10,217,000   AIG Funding, Inc.
                4.120% due 07/02/01 .......................         10,217,000
                                                                  ------------
              Total Short Term Obligations
                (Cost $10,217,000) ........................         10,217,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $171,247,051*)...........................   100.2%        191,621,653
OTHER ASSETS AND LIABILITIES
   (NET)..........................................   (0.2)%           (392,567)
                                                    -------       ------------
NET ASSETS........................................   100.0%       $191,229,086
                                                    =======       ============

-------------------
*    Aggregate cost for federal tax purposes.
+    Non-income producing security.

Abbreviation:
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        DREYFUS SMALL CAP VALUE PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------


COMMON STOCK -- 98.0%
   AEROSPACE AND DEFENSE -- 2.3%
    214,900   BE Aerospace, Inc.+ .........................       $  4,093,845
    158,800   Teledyne Technologies, Inc.+ ................          2,413,760
                                                                  ------------
                                                                     6,507,605
                                                                  ------------

   BASIC INDUSTRY -- 0.8%
    168,200   Cooper Tire & Rubber Company ................          2,388,440
                                                                  ------------

   BUSINESS SERVICES -- 3.2%
    191,700   Dycom Industries, Inc.+ .....................          4,395,681
    185,200   IKON Office Solutions, Inc. .................          1,814,960
    375,400   Modis Professional Services, Inc.+ ..........          2,590,260
     29,600   Superior Consultant Holdings
                Corporation+ ..............................            136,160
     15,000   Technology Solutions Company+ . .............             26,700
                                                                  ------------
                                                                     8,963,761
                                                                  ------------

   CHEMICALS -- 3.7%
     88,200   Airgas, Inc.+ ...............................          1,049,580
    189,700   Crompton Corporation ........................          2,067,730
     91,000   Georgia Gulf Corporation ....................          1,410,500
    306,000   Methanex Corporation+ .......................          1,606,500
    416,500   PolyOne Corporation .........................          4,335,765
                                                                  ------------
                                                                    10,470,075
                                                                  ------------

   COAL -- 4.0%
    236,800   Arch Coal, Inc. .............................          6,126,016
    269,400   Massey Energy Company .......................          5,323,344
                                                                  ------------
                                                                    11,449,360
                                                                  ------------

   COMPUTERS -- 2.3%
    153,400   InFocus Corporation+ ........................          3,127,826
    631,124   Maxtor Corporation+ .........................          3,313,401
                                                                  ------------
                                                                     6,441,227
                                                                  ------------

   COMPUTER SERVICES AND SOFTWARE -- 9.2%
    161,200   AremisSoft Corporation+ .....................          2,611,440
    123,400   Art Technology Group, Inc.+ .................            715,720
     47,500   Forrester Research, Inc.+ ...................          1,073,025
    184,900   Hypercom Corporation+ .......................            887,520
    571,550   Informix Corporation+ .......................          3,337,852
     46,100   Inter-Tel, Inc. .............................            549,051
    221,500   Keane, Inc.+ ................................          4,873,000
     13,300   Keynote Systems, Inc.+ ......................            145,635
     77,800   Legato Systems, Inc.+ .......................          1,240,910
    170,600   Macromedia, Inc.+ ...........................          3,070,800
    124,000   MRO Software, Inc.+ .........................          1,959,200
    127,400   Network Associates, Inc.+ ...................          1,586,130
    191,800   Quantum Corporation-
                DLT & Storage+ ............................          1,935,262
    332,700   Silicon Graphics, Inc.+ .....................            462,453
    187,300   Systems & Computer
                Technology Corporation+ ...................          1,695,065
                                                                  ------------
                                                                    26,143,063
                                                                  ------------


                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   CONSTRUCTION/BUILDING MATERIALS -- 0.5%
    146,700   RPM, Inc. ...................................       $  1,349,640
                                                                  ------------

   CONSUMER PRODUCTS -- 1.4%
    422,900   Tyson Foods, Inc., Class A ..................          3,894,909
                                                                  ------------

   CONTAINERS -- 0.1%
    274,800   Gaylord Container Corporation,
                Class A+ ..................................            288,540
                                                                  ------------

   ELECTRONICS -- 10.9%
    164,700   Actel Corporation+ ..........................          4,043,385
    426,700   APW, Ltd.+ ..................................          4,331,005
    137,800   Arrow Electronics, Inc.+ ....................          3,347,162
    174,700   Avnet, Inc. .................................          3,916,774
    436,200   Conexant Systems, Inc. ......................          3,903,990
    116,900   CTS Corporation .............................          2,396,450
     47,900   Fairchild Semiconductor
                International Corporation, Class A+ .......          1,101,700
     54,800   General Semiconductor, Inc.+ ................            573,208
    138,200   Power-One, Inc. .............................          2,299,648
    252,200   Trimble Navigation, Ltd.+ ...................          4,915,378
                                                                  ------------
                                                                    30,828,700
                                                                  ------------

   ENTERTAINMENT AND LEISURE -- 2.2%
    131,300   Midway Games, Inc.+ .........................          2,429,050
    184,000   Six Flags, Inc.+ ............................          3,871,360
                                                                  ------------
                                                                     6,300,410
                                                                  ------------

   FINANCIAL SERVICES -- 2.5%
    150,500   Ameritrade Holding
                Corporation, Class A+ .....................          1,197,980
    239,700   E*TRADE Group, Inc.+ ........................          1,546,065
    110,100   Knight Trading Group, Inc.+ .................          1,176,969
    177,600   KPMG Consulting, Inc.+ ......................          2,726,160
     19,600   Phoenix Companies, Inc.+ ....................            364,560
                                                                  ------------
                                                                     7,011,734
                                                                  ------------

   FOREST PRODUCTS & PAPER -- 0.8%
    187,700   Louisiana-Pacific Corporation ...............          2,201,721
                                                                  ------------

   FUNERAL SERVICES & RELATED ITEMS -- 1.4%
    413,100   Service Corporation International+ ..........          2,627,316
    173,200   Stewart Enterprises, Inc., Class A ..........          1,264,360
                                                                  ------------
                                                                     3,891,676
                                                                  ------------

   INSURANCE -- 1.6%
     83,600   LandAmerica Financial Group, Inc. ...........          2,662,660
     63,200   Oxford Health Plans, Inc.+ ..................          1,807,520
                                                                  ------------
                                                                     4,470,180
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        DREYFUS SMALL CAP VALUE PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   MACHINE - DIVERSIFIED -- 4.4%
     89,400   Applied Industrial Technologies, Inc. .......       $  1,694,130
    113,100   Briggs & Stratton Corporation ...............          4,761,510
    114,700   Credence Systems Corporation+ . .............          2,780,328
     96,700   York International Corporation ..............          3,386,434
                                                                  ------------
                                                                    12,622,402
                                                                  ------------

   MANUFACTURING -- 4.6%
    347,100   Agrium, Inc. ................................          3,471,000
    184,600   IMC Global, Inc. ............................          1,882,920
      1,900   NS Group, Inc.+ .............................             25,365
    108,800   Pittson Brink's Group .......................          2,425,152
    109,400   UCAR International, Inc.+ ...................          1,307,330
    537,400   U.S. Industries, Inc. .......................          2,203,340
    100,500   Wolverine Tube, Inc.+ .......................          1,665,285
                                                                  ------------
                                                                    12,980,392
                                                                  ------------

   MEDIA AND COMMUNICATIONS -- 1.3%
    252,300   Allen Telecom, Inc.+ ........................          3,784,500
                                                                  ------------

   METAL AND METAL PRODUCTS -- 1.7%
    309,600   Bethlehem Steel Corporation+ ................            625,392
     85,100   Maverick Tube Corporation+ ..................          1,442,445
    139,200   USX-U.S. Steel Group, Inc. ..................          2,804,880
                                                                  ------------
                                                                     4,872,717
                                                                  ------------

   OIL AND GAS -- 5.9%
     83,600   Global Industries, Ltd.+ ....................          1,042,492
    170,900   Grant Prideco, Inc.* ........................          2,989,041
    368,000   Key Energy Services, Inc.+ ..................          3,989,120
     10,300   Newpark Resources, Inc.+ ....................            114,330
    288,600   Petroleum Geo-Services ASA+ .................          2,917,746
    152,100   Sunoco, Inc. ................................          5,571,423
                                                                  ------------
                                                                    16,624,152
                                                                  ------------

   OIL AND GAS EXTRACTION -- 2.5%
    155,400   Chesapeake Energy Corporation ...............          1,056,720
     18,200   Marine Drilling Cos., Inc.+ .................            347,802
     80,100   Oceaneering International, Inc.+ ............          1,662,075
    537,900   Parker Drilling Company+ ....................          3,496,350
     23,200   Patterson-UTI Energy, Inc.+ .................            414,584
                                                                  ------------
                                                                     6,977,531
                                                                  ------------

   OPTICAL SUPPLIES -- 2.3%
    184,800   Bausch & Lomb, Inc. .........................          6,697,152
                                                                  ------------

   PHARMACEUTICALS -- 3.6%
    152,700   Alpharma, Inc. - Class A ....................          4,161,075
    189,700   ICN Pharmaceuticals, Inc. ...................          6,017,284
                                                                  ------------
                                                                    10,178,359
                                                                  ------------



                                                                     VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   RESTAURANTS -- 1.7%
    129,000   Papa John's International, Inc.+ ............       $  3,270,150
     64,400   Triarc Companies, Inc.+ .....................          1,687,280
                                                                  ------------
                                                                     4,957,430
                                                                  ------------

   RETAIL -- 5.4%
    194,700   Ames Department Stores, Inc.+ . .............            270,633
     18,800   Barnes & Noble, Inc.* .......................            739,780
    156,000   Circuit City Stores-
                Circuit City Group ........................          2,808,000
     51,600   Dollar Tree Stores, Inc.+ ...................          1,436,544
     62,600   Finlay Enterprises, Inc.+ ...................            704,250
    614,400   OfficeMax, Inc.+ ............................          2,267,136
    251,200   Regis Corporation ...........................          5,272,688
     54,800   Zale Corporation+ ...........................          1,846,760
                                                                  ------------
                                                                    15,345,791
                                                                  ------------

   SEMICONDUCTORS -- 2.7%
    119,500   Mattson Technology, Inc.+ ...................          2,088,860
    199,600   PRI Automation, Inc.+ .......................          3,697,590
     45,100   Varian Semiconductor
                Equipment Associates, Inc.+ . .............          1,894,200
                                                                  ------------
                                                                     7,680,650
                                                                  ------------

   SERVICES -- 3.7%
    418,700   Foster Wheeler, Ltd. ........................          3,789,235
    321,400   Gartner Group, Inc., Class A+ . .............          3,535,400
    212,600   Kforce.com, Inc.+ ...........................          1,381,900
      3,500   Photon Dynamics, Inc.+ ......................             94,500
     68,000   Quintiles Transnational
                Corporation+ ..............................          1,717,000
                                                                  ------------
                                                                    10,518,035
                                                                  ------------

   TECHNOLOGY -- 3.5%
    306,900   Artesyn Technologies, Inc.+ .................          3,959,010
     71,400   Harman International
                Industries, Inc. ..........................          2,719,626
    150,500   Oak Technology, Inc.+ .......................          1,593,795
    493,200   SONICblue, Inc.+ ............................          1,627,560
                                                                  ------------
                                                                     9,899,991
                                                                  ------------

   TELECOMMUNICATIONS EQUIPMENT -- 3.5%
     76,100   Andrew Corporation+ .........................          1,404,045
    270,900   ANTEC Corporation+ ..........................          3,359,160
    177,200   Citizens Communications
                Company ...................................          2,131,716
    239,600   MasTec, Inc.+ ...............................          3,162,720
                                                                  ------------
                                                                    10,057,641
                                                                  ------------

   TEXTILES AND APPAREL -- 0.0%**
     50,400   WestPoint Stevens, Inc. .....................             69,552
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        DREYFUS SMALL CAP VALUE PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   TRANSPORTATION -- 4.3%
    224,000   Atlas Air, Inc.+ ............................       $  3,171,840
    230,800   Stolt-Nielsen S.A. ..........................          4,119,780
    271,100   Trico Marine Services, Inc.+ ................          2,884,504
    104,500   Yellow Corporation+ .........................          1,983,411
                                                                  ------------
                                                                    12,159,535
                                                                  ------------
              Total Common Stock
                (Cost $289,623,570) .......................        278,026,871
                                                                  ------------

SHORT TERM OBLIGATIONS  -- 4.7%
 13,549,000   General Electric Capital Corporation
                4.100% due 07/02/01 .......................         13,549,000
                                                                  ------------
              Total Short Term Obligations
                (Cost $13,549,000) ........................         13,549,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $303,172,570*)...........................   102.7%        291,575,871
OTHER ASSETS AND LIABILITIES
   (NET)..........................................   (2.7)%         (7,779,146)
                                                    -------       ------------
NET ASSETS........................................   100.0%       $283,796,725
                                                    =======       ============

--------------------------
*    Aggregate cost for federal tax purposes.
**   Amount represents less than 0.1%.
+    Non-Income Producing Security.


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                   DREYFUS U.S.GOVERNMENT SECURITIES PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
-----------                                                       ------------


AGENCY SECURITIES -- 44.2%
   FEDERAL HOME LOAN MORTGAGE
     CORPORATION (FHLMC) -- 9.9%
$ 8,904,000   Federal Home Loan Mortgage
                Corporation, Sub. Note
                5.875% due 03/21/11 .......................       $  8,543,655
              FHLMC Gold
     65,411     9.500% due 07/25/22 .......................             68,987
     82,726     9.500% due 12/01/22 .......................             89,266
                                                                  ------------
                                                                     8,701,908
                                                                  ------------

   FEDERAL NATIONAL MORTGAGE
     ASSOCIATION (FNMA) -- 7.4%
     44,724     7.000% due 08/01/03 .......................             45,510
     78,767     7.500% due 06/01/09 .......................             81,400
  1,463,964     6.200% due 01/01/11 .......................          1,440,632
    459,046     6.500% due 02/01/13 .......................            461,915
    310,865     6.500% due 03/01/13 .......................            312,420
    600,938     6.000% due 08/01/13 .......................            594,178
  2,469,286     6.000% due 11/01/13 .......................          2,441,506
    751,744     6.000% due 12/01/13 .......................            743,287
     30,031     7.000% due 07/01/22 .......................             30,356
     86,863     7.000% due 07/01/23 .......................             87,677
    127,775     6.500% due 02/01/26 .......................            126,098
    112,409     7.000% due 09/01/26 .......................            113,181
                                                                  ------------
                                                                     6,478,160
                                                                  ------------

   GOVERNMENT NATIONAL MORTGAGE
     ASSOCIATION (GNMA) -- 19.3%
    114,964     8.000% due 07/15/17 .......................            120,963
     71,243     8.500% due 12/15/21 .......................             75,339
    110,960     9.000% due 12/15/21 .......................            118,865
    134,564     7.000% due 11/15/23 .......................            136,582
    196,674     7.500% due 12/15/23 .......................            202,389
    169,829     8.000% due 06/15/27 .......................            176,091
    173,692     8.000% due 07/15/27 .......................            180,096
    838,097     8.000% due 08/15/27 .......................            868,998
    491,679     7.000% due 09/20/28 .......................            494,527
  5,803,325     7.000% due 10/20/28 .......................          5,848,649
    838,429     7.000% due 01/20/29 .......................            843,285
    917,026     7.000% due 07/20/29 .......................            922,337
  1,862,752     7.000% due 09/20/29 .......................          1,873,541
    145,097     7.500% due 02/20/30 .......................            148,227
  1,683,770     7.500% due 03/20/30 .......................          1,719,028
  1,383,969     7.500% due 05/20/30 .......................          1,412,949
    652,648     7.500% due 08/20/30 .......................            666,315
    163,967     7.500% due 02/20/31 .......................            167,401
    978,999     7.500% due 03/20/31 .......................            999,499
                                                                  ------------
                                                                    16,975,081
                                                                  ------------

   SMALL BUSINESS ADMINISTRATION (SBA) -- 3.3%
    736,343     6.300% due 05/01/18 .......................            734,578
    897,375     5.500% due 10/01/18 .......................            854,507
  1,308,361     5.800% due 12/01/18 .......................          1,266,058
                                                                  ------------
                                                                     2,855,143
                                                                  ------------



  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
-----------                                                       ------------

   TENNESSEE VALLEY AUTHORITY (TVA) -- 4.3%
$ 3,886,155     3.375% due 01/15/07# ......................       $  3,820,407
                                                                  ------------
              Total Agency Securities
                (Cost $38,630,125) ........................         38,830,699
                                                                  ------------

CORPORATE FIXED INCOME SECURITIES -- 8.7%
   AUTO AND TRUCK PARTS AND EQUIPMENT -- 0.1%
     72,000   American Axle and Manufacturing, Inc.
                9.750% due 03/01/09 .......................             72,360
                                                                  ------------

   ENERGY -- 1.4%
    619,000   AES Corporation
                8.750% due 12/15/02 .......................            625,190
    204,000   Calpine Canada Energy Finance,
                Senior Notes
                8.500% due 05/01/08 .......................            198,892
    408,000   Calpine Corporation
                8.500% due 02/15/11 .......................            393,325
                                                                  ------------
                                                                     1,217,407
                                                                  ------------

   FINANCE -- 1.7%
  1,477,943   Chase
                7.250% due 10/25/29 .......................          1,461,701
                                                                  ------------

   METAL MINING AND MANUFACTURING -- 1.7%
    641,000   Newmont Mining Corporation
                8.625% due 05/15/11 .......................            629,507
    925,000   Phelps Dodge Corporation
                9.500% due 06/01/31 .......................            896,769
                                                                  ------------
                                                                     1,526,276
                                                                  ------------

   OIL & GAS EXPLORATION -- 0.0%**
     30,000   Norcen Energy Resources,
                Debentures
                7.375% due 05/15/06 .......................             31,378
                                                                  ------------

   TELECOMMUNICATIONS -- 3.5%
    411,000   Adelphia Communications
                10.250% due 06/15/11 ......................            404,835
  1,327,000   AT&T Wireless Group
                8.750% due 03/01/31++ .....................          1,378,806
     40,000   Crown Castle International
                Corporation., Senior Notes
                9.375% due 08/01/11 .......................             36,100
    611,000   CSC Holdings, Inc.
                7.625% due 04/01/11 .......................            582,898
    372,000   Global Crossing Holdings, Ltd.
                9.500% due 11/15/09 .......................            288,309
    408,000   Marconi Corporation Plc
                8.375% due 09/15/30 .......................            351,590
                                                                  ------------
                                                                     3,042,538
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                   DREYFUS U.S.GOVERNMENT SECURITIES PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME
   SECURITIES -- (CONTINUED)
   WASTE MANAGEMENT -- 0.3%
$   288,000   Allied Waste North America, Inc.
                10.000% due 08/01/09 ......................       $    295,920
                                                                  ------------
              Total Corporate Fixed Income
                Securities
                (Cost $7,691,623) .........................          7,647,580
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- 28.7%
   U.S. TREASURY BONDS -- 16.9%
    135,000     6.250% due 05/15/30 .......................            142,993
 15,483,000     5.375% due 02/15/31 .......................         14,670,142
                                                                  ------------
                                                                    14,813,135
                                                                  ------------

   U.S. TREASURY NOTES -- 8.1%
  1,000,000     6.375% due 08/15/02## .....................          1,025,940
    915,000     5.625% due 11/30/02 .......................            934,160
  2,022,000     5.750% due 08/15/10 .......................          2,068,809
  3,034,920     3.500% due 01/15/11# ......................          3,095,438
                                                                  ------------
                                                                     7,124,347
                                                                  ------------

   U.S. TREASURY STRIP -- 3.7%
              US Government Strips TII
    250,000     0.000% due 10/15/28 .......................            100,980
  2,926,025     0.000% due 04/15/29 .......................          1,306,132
  1,876,000   Zero Coupon
                0.000% due 11/11/01^ ......................          1,847,860
                                                                  ------------
                                                                     3,254,972
                                                                  ------------
              Total U.S. Treasury Obligations
                (Cost $25,378,009) ........................         25,192,454
                                                                  ------------



  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
-----------                                                       ------------

VARIABLE RATE CORPORATE BONDS -- 0.9%
$   750,000   Meridian Funding Company LLC
                4.381% due 12/20/05++ .....................       $    750,442
                                                                  ------------
              Total Variable Rate Corporate Bonds
                (Cost $750,000) ...........................            750,442
                                                                  ------------

REPURCHASE AGREEMENT -- 4.2%
  3,651,000     Agreement with The Boston  Company, 3.88%
                to be repurchased at $3,652,180 on
                07/02/2001, collateralized  by $2,838,000
                US Treasury Bond, 8.75% due 08/15/2017,
                market value $3,724,875 ...................          3,651,000
                                                                  ------------
              Total Repurchase Agreement
                (Cost $3,651,000) .........................          3,651,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $76,100,757*)............................    86.7%         76,072,175
OTHER ASSETS AND LIABILITIES
   (NET)..........................................    13.3%         11,685,532
                                                     ------       ------------
NET ASSETS........................................   100.0%       $ 87,757,707
                                                     ======       ============

-----------------
*    Aggregate cost for federal tax purposes.
**   Amount represents less than 0.1%
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
^    Zero coupon security as of June 30, 2001. The coupon shown is the step-up rate.
#    U.S. Treasury Inflation Index Notes.
##   Security pledged as collateral for open futures contracts.


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                       ENDEAVOR ASSET ALLOCATION PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------


COMMON STOCK -- 61.9%
   AEROSPACE AND DEFENSE -- 3.8%
     60,350   General Dynamics Corporation ................       $  4,695,833
     92,000   United Technologies Corporation .............          6,739,920
                                                                  ------------
                                                                    11,435,753
                                                                  ------------

   BANKING AND FINANCIAL SERVICES -- 3.5%
     18,250   Bank of New York Company, Inc. ..............            876,000
    132,733   Citigroup, Inc. .............................          7,013,612
      5,700   Concord EFS, Inc.+ ..........................            296,457
     21,000   Fifth Third Bancorp .........................          1,261,050
     12,200   Goldman Sachs Group, Inc. ...................          1,046,760
                                                                  ------------
                                                                    10,493,879
                                                                  ------------

   COMPUTER SERVICES AND SOFTWARE -- 8.0%
     11,150   BEA Systems, Inc.+ ..........................            342,416
     11,200   Brocade Communications
                Systems, Inc.+ ............................            492,688
     13,100   Dell Computer Corporation + .................            339,945
     65,150   EMC Corporation+ ............................          1,892,607
     43,100   International Business
                Machines Corporation ......................          4,870,300
     31,050   Intuit, Inc.+ ...............................          1,241,689
     15,890   McDATA Corporation+ .........................            278,869
     14,350   Mercury Interactive Corporation+ ............            859,565
    102,750   Microsoft Corporation+ ......................          7,500,750
    127,300   Oracle Corporation+ .........................          2,418,700
     11,800   Siebel Systems, Inc.+ .......................            553,420
     22,050   StorageNetworks, Inc.+ ......................            374,629
     70,050   Sun Microsystems, Inc.+ .....................          1,101,186
     27,076   VERITAS Software Corporation+ . .............          1,801,356
                                                                  ------------
                                                                    24,068,120
                                                                  ------------

   CONSUMER NON-DURABLES -- 1.4%
     21,150   Colgate-Palmolive Company ...................          1,247,639
     40,300   Philip Morris Companies, Inc. ...............          2,045,225
     15,400   Procter & Gamble Company ....................            982,520
                                                                  ------------
                                                                     4,275,384
                                                                  ------------

   DIVERSIFIED OPERATIONS -- 8.5%
      5,400   First Data Corporation ......................            346,950
    241,700   General Electric Company ....................         11,782,875
    248,000   Tyco International, Ltd. ....................         13,516,000
                                                                  ------------
                                                                    25,645,825
                                                                  ------------

   DRUGS AND MEDICAL PRODUCTS -- 10.7%
     20,200   Abbott Laboratories .........................            969,802
     80,100   American Home Products
                Corporation ...............................          4,681,044
     22,050   Amgen, Inc.+ ................................          1,337,994
     53,700   Bristol-Myers Squibb Company ................          2,808,510
     35,300   HCA-Healthcare Company ......................          1,595,207
     38,300   Johnson & Johnson ...........................          1,915,000
     16,300   Laboratory Corporation of
                America Holdings+ .........................          1,253,470
     17,250   Lilly (Eli) & Company .......................          1,276,500
     35,250   Medtronic, Inc. .............................          1,621,852



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   DRUGS AND MEDICAL PRODUCTS -- (CONTINUED)
     36,600   Merck & Company, Inc. .......................       $  2,339,106
    229,450   Pfizer, Inc. ................................          9,189,472
     53,135   Pharmacia Corporation .......................          2,441,553
      9,600   Schering-Plough Corporation .................            347,904
     14,000   Tularik, Inc.+ ..............................            361,620
                                                                  ------------
                                                                    32,139,034
                                                                  ------------

   ELECTRICAL PRODUCTS -- 0.7%
     18,500   Altera Corporation+ .........................            536,500
     19,900   Jabil Circuit, Inc.+ ........................            614,114
      9,700   Micron Technology, Inc.+ ....................            398,670
     13,600   Xilinx, Inc.+ ...............................            560,864
                                                                  ------------
                                                                     2,110,148
                                                                  ------------

   ELECTRONICS -- 1.5%
     18,200   Applied Materials, Inc.+ ....................            893,620
      7,250   Maxim Integrated Products, Inc.+ ............            320,523
     12,200   QLogic Corporation+ .........................            786,290
     17,150   Sanmina Corporation+ ........................            401,482
     71,150   Texas Instruments, Inc. .....................          2,241,225
                                                                  ------------
                                                                     4,643,140
                                                                  ------------

   ENERGY SERVICES -- 0.1%
     10,700   Calpine Corporation+ ........................            404,460
                                                                  ------------

   FEDERAL AGENCY AND GOVERNMENT -- 2.5%
    108,750   Freddie Mac .................................          7,612,500
                                                                  ------------

   FOOD AND BEVERAGES -- 2.8%
     54,450   Anheuser-Busch Companies, Inc. ..............          2,243,340
     10,450   Coca-Cola Company ...........................            470,250
     58,300   Kraft Foods, Inc. ...........................          1,807,300
     68,100   PepsiCo, Inc. ...............................          3,010,020
      9,400   Quaker Oats Company .........................            857,750
                                                                  ------------
                                                                     8,388,660
                                                                  ------------

   HEALTH SERVICES -- 0.3%
     15,150   Gilead Sciences, Inc.+ ......................            881,579
                                                                  ------------

   HOTELS -- 0.2%
     14,100   Starwood Hotels and Resorts
                Worldwide, Inc. ...........................            525,648
                                                                  ------------

   INSURANCE -- 1.7%
     59,300   American International Group, Inc. ..........          5,099,800
                                                                  ------------

   MEDIA AND COMMUNICATIONS -- 3.7%
    119,450   AOL Time Warner, Inc.+ ......................          6,330,850
    211,400   AT&T Corporation - Liberty
                Media Corporation, Class A+ . .............          3,697,386
     15,900   Clear Channel
                Communications, Inc.+ .....................            996,930
                                                                  ------------
                                                                    11,025,166
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                       ENDEAVOR ASSET ALLOCATION PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   MEDICAL-BIOMEDICAL / GENE -- 0.3%
      7,300   CuraGen Corporation+ ........................       $    265,720
     10,000   Invitrogen Corporation+ .....................            556,400
                                                                  ------------
                                                                       822,120
                                                                  ------------

   PRECISION INSTRUMENT-- 0.2%
     18,300   Applera Corporation-
                Applied Biosystem .........................            489,525
                                                                  ------------

   RETAIL -- 3.8%
     16,150   BJ's Wholesale Club, Inc.+ ..................            860,149
     30,550   Costco Wholesale Corporation ................          1,254,994
     28,850   Dollar Tree Stores, Inc.+ ...................            803,184
     51,497   Home Depot, Inc. ............................          2,397,185
     44,300   Limited (The), Inc. .........................            731,836
     27,850   Safeway, Inc.+ ..............................          1,336,800
     32,100   Tiffany & Company ...........................          1,162,662
     56,050   Wal-Mart Stores, Inc. .......................          2,735,240
                                                                  ------------
                                                                    11,282,050
                                                                  ------------

   TECHNOLOGY -- 4.0%
    191,150   Cisco Systems, Inc.+ ........................          3,478,930
     55,050   Compaq Computer Corporation .................            852,725
    206,400   Intel Corporation ...........................          6,037,200
     40,400   SBC Communications, Inc. ....................          1,618,424
                                                                  ------------
                                                                    11,987,279
                                                                  ------------

   TELECOMMUNICATIONS -- 4.2%
     97,250   American Tower Corporation,
                Class A+ ..................................          2,010,158
          1   Avaya, Inc.+ ................................                 14
     43,100   Comcast Corporation, Class A+ . .............          1,870,540
      2,100   Comcast Corporation, Class H+ . .............             90,195
     85,150   Crown Castle International
                Corporation+ ..............................          1,396,460
     33,000   JDS Uniphase Corporation+ ...................            420,750
     53,800   Lucent Technologies, Inc. ...................            333,560
     26,350   Nokia Corporation,
                Sponsored ADR .............................            580,754
     11,150   QUALCOMM, Inc.+ .............................            652,052
     36,500   Qwest Communications
                International, Inc.+ ......................          1,163,255
     52,290   Verizon Communications ......................          2,797,515
     81,200   WorldCom, Inc.+ .............................          1,214,752
                                                                  ------------
                                                                    12,530,005
                                                                  ------------
              Total Common Stock
                (Cost $175,711,554) .......................        185,860,075
                                                                  ------------
 PRINCIPAL
  AMOUNT
-----------
AGENCY SECURITIES -- 25.3%
   FEDERAL HOME LOAN MORTGAGE
     CORPORATION (FHLMC) -- 5.0%
    510,000     6.625% due 09/15/09 .......................            527,610
    317,909     5.940% due 06/25/15 .......................            319,097
    324,972     9.500% due 01/01/17 .......................            347,616
    373,528     11.500% due 05/01/20 ......................            426,184
    223,766     4.450% due 06/15/20 .......................            222,891



  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
-----------                                                       ------------

   FEDERAL HOME LOAN MORTGAGE
     CORPORATION (FHLMC) --  (CONTINUED)
$   556,667     8.500% due 03/01/30 .......................       $    585,196
    542,233     8.000% due 06/01/30 .......................            559,681
    957,503     8.000% due 07/01/30 .......................            988,315
    625,198     8.000% due 08/01/30 .......................            645,317
    439,642     8.500% due 08/01/30 .......................            462,173
    835,816     8.000% due 09/01/30 .......................            862,712
    725,929     8.000% due 10/01/30 .......................            749,289
    490,902     8.500% due 10/01/30 .......................            516,061
    763,550     8.000% due 11/01/30 .......................            788,121
    399,323     8.000% due 04/01/31 .......................            412,173
  4,700,000     7.500% due 07/01/31 .......................          4,798,418
  1,800,000     7.000% due 08/01/31 .......................          1,803,942
                                                                  ------------
                                                                    15,014,796
                                                                  ------------

   FEDERAL NATIONAL MORTGAGE
     ASSOCIATION (FNMA) -- 14.3%
  2,020,000     6.340% due 02/04/08 .......................          2,020,000
  4,085,000     5.250% due 01/15/09 .......................          3,905,628
    382,400     10.000% due 11/01/18 ......................            417,055
    339,702     11.000% due 09/01/19 ......................            381,245
     37,651     4.513% due 03/25/24 .......................             37,909
    642,677     3.955% due 10/25/24 .......................            641,269
    392,496     9.000% due 07/01/25 .......................            421,687
    414,685     9.000% due 04/01/26 .......................            446,690
  3,895,000     6.250% due 05/15/29 .......................          3,727,632
  2,200,000     6.500% due 01/15/30 .......................          2,164,932
  4,940,000     7.125% due 01/15/30 .......................          5,265,694
    899,487     9.500% due 04/01/30 .......................            971,716
  1,312,385     8.500% due 07/01/30 .......................          1,379,225
    800,000     7.500% due 07/15/30 .......................            816,248
    366,617     8.500% due 09/01/30 .......................            385,289
    596,054     8.500% due 10/01/30 .......................            626,411
  5,253,312     8.500% due 11/01/30 .......................          5,520,863
  1,418,842     8.500% due 12/01/30 .......................          1,491,104
    663,985     8.500% due 01/01/31 .......................            697,802
  3,850,000     7.000% due 06/14/31 .......................          3,866,863
  7,600,000     8.000% due 07/01/31 .......................          7,849,356
                                                                  ------------
                                                                    43,034,618
                                                                  ------------

   GOVERNMENT NATIONAL MORTGAGE
     ASSOCIATION (GNMA) -- 6.0%
    101,945     10.500% due 12/15/14 ......................            114,671
     60,200     9.500% due 04/15/17 .......................             65,899
    104,240     9.500% due 05/15/17 .......................            114,108
     93,995     9.500% due 08/15/17 .......................            102,894
    370,448     10.000% due 08/15/17 ......................            413,075
     68,491     9.500% due 10/15/17 .......................             74,975
     55,722     9.500% due 11/15/17 .......................             60,997
    293,368     9.500% due 12/15/17 .......................            322,797
     99,496     9.500% due 07/15/18 .......................            108,916
    282,419     9.500% due 10/15/18 .......................            309,156
    116,770     9.500% due 09/15/19 .......................            127,825
    255,937     9.000% due 12/15/19 .......................            276,729
    366,472     9.500% due 06/15/20 .......................            401,165
    384,369     10.000% due 12/15/20 ......................            426,650
    351,849     9.500% due 12/15/21 .......................            385,158
    308,322     10.000% due 07/15/22 ......................            342,237


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                       ENDEAVOR ASSET ALLOCATION PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

   GOVERNMENT NATIONAL MORTGAGE
     ASSOCIATION (GNMA) -- (CONTINUED)
$   498,818     6.375% due 01/20/25 .......................       $    506,221
    198,718     10.000% due 02/15/25 ......................            220,577
    121,797     6.375% due 02/20/25 .......................            123,604
    364,527     6.375% due 03/20/25 .......................            369,823
    384,603     7.375% due 04/20/25 .......................            391,971
     49,657     7.375% due 05/20/25 .......................             50,626
    578,225     7.375% due 06/20/25 .......................            587,056
    198,795     7.750% due 07/20/25 .......................            203,300
    152,547     7.750% due 09/20/27 .......................            155,932
     98,445     7.625% due 10/20/27 .......................            100,814
    225,905     7.625% due 11/20/27 .......................            231,306
     74,840     7.625% due 12/20/27 .......................             76,629
 11,200,000     7.000% due 07/01/30 .......................         11,298,000
                                                                  ------------
                                                                    17,963,111
                                                                  ------------
              Total Agency Securities
                (Cost $74,998,986) ........................         76,012,525
                                                                  ------------

CORPORATE FIXED INCOME SECURITIES -- 13.1%
    420,000   Aetna, Inc.
                7.875% due 03/01/11 .......................            407,026
    605,000   AIG SunAmerica Global Finance
                6.300% due 05/10/11++ .....................            596,235
    420,000   Albertsons, Inc., Debentures
                7.450% due 08/01/29 .......................            390,936
    445,000   America West Airlines
                7.100% due 04/02/21++ .....................            440,301
     90,000   American Electric Power
                6.125% due 05/15/06 .......................             88,620
    240,000   American Express
                6.875% due 11/01/05 .......................            250,224
    255,000   American General Corporation,
                Notes
                7.500% due 07/15/25 .......................            267,640
    210,000   American General Finance,
                Senior Notes
                6.750% due 11/15/04 .......................            217,524
    445,000   American Home Products
                6.700% due 03/15/11++ .....................            445,255
    250,000   Anthem Insurance, Senior Notes
                9.000% due 04/01/27++ .....................            232,031
    450,000   AOL Time Warner, Inc.
                7.625% due 04/15/31 .......................            449,888
    195,000   AT&T Corporation
                6.500% due 03/15/29 .......................            166,501
    330,000   AT&T Wireless Group
                8.750% due 03/01/31++ .....................            342,883
    390,000   AXA Financial, Inc., Senior Notes
                6.500% due 04/01/08 .......................            389,633
    380,000   Bank of America Corporation
                7.400% due 01/15/11 .......................            394,736
    165,000   Bank of Boston Corporation
                6.625% due 12/01/05 .......................            169,473
    485,000   Bank One Corporation,
                Subordinate Notes
                6.000% due 02/17/09 .......................            462,768
    375,000   BellSouth Telecommunications, Inc.,
                Debentures
                6.375% due 06/01/28 .......................            333,521



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

$   310,000   Bristol-Myers Squibb Company
                6.800% due 11/15/26 .......................       $    313,041
    220,000   Centex Corporation
                7.875% due 02/01/11 .......................            217,747
    300,000   Chase Manhattan Corporation,
                Subordinate Notes
                6.000% due 02/15/09 .......................            288,637
    545,000   Chevron Corporation
                6.625% due 10/01/04 .......................            565,977
    145,000   Cigna Corporation
                7.000% due 01/15/11 .......................            143,839
    500,000   CIT Group, Inc.
                5.625% due 05/17/04 .......................            495,280
    580,000   CitiCorp, Subordinate Notes
                6.375% due 11/15/08 .......................            573,259
              Citigroup, Inc.
    190,000     5.750% due 05/10/06 .......................            188,157
     60,000     7.250% due 10/01/10 .......................             62,283
    300,000   Clear Channel Communications
                7.650% due 09/15/10 .......................            310,977
    450,000   CMS Panhandle Holding Company,
                Senior Notes
                7.000% due 07/15/29 .......................            373,633
    645,000   Conoco, Inc., Senior Notes
                6.950% due 04/15/29 .......................            619,826
              Continental Airlines, Inc., Pass
                Through Certificates
    231,069     6.648% due 03/15/17 .......................            225,225
    163,789     6.545% due 08/02/19 .......................            158,601
    265,000   Cox Communications, Inc.
                7.750% due 11/01/10 .......................            277,582
              DaimlerChrysler North America
                Holding Corporation,
                Company Guarantee
    220,000     7.200% due 09/01/09 .......................            218,649
     65,000     8.500% due 01/18/31 .......................             68,905
              Dayton Hudson Corporation,
                Debentures
    180,000     6.750% due 01/01/28 .......................            171,126
    180,000     6.650% due 08/01/28 .......................            168,928
    120,000   Delphi Auto Systems Corporation,
                Debentures
                7.125% due 05/01/29 .......................            110,100
    160,000   DTE Energy Company
                7.050% due 06/01/11 .......................            161,698
              EOP Operating LP
    240,000     7.250% due 06/15/28 .......................            219,734
    245,000     7.500% due 04/19/29 .......................            230,986
    250,000   Equitable Life Assurance
                6.950% due 12/01/05++ .....................            258,325
     55,000   Exelon Corporation
                6.750% due 05/01/11 .......................             53,860
    640,000   Farmers Exchange Capital
                Insurance
                7.050% due 07/15/28++ .....................            550,298
              Federated Department Stores,
                Debentures
     80,000     8.500% due 06/01/10 .......................             87,166
    335,000     6.900% due 04/01/29 .......................            298,575


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                       ENDEAVOR ASSET ALLOCATION PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
$   334,622   Fifty Seventh Street Association
                7.125% due 06/01/17 .......................       $    307,159
    145,000   FleetBoston Financial Corporation,
                Subordinate Notes
                6.625% due 02/01/04 .......................            148,107
    570,000   Florida Windstorm
                7.125% due 02/25/19++ .....................            572,372
              Ford Motor Company
    710,000     6.625% due 10/01/28 .......................            617,579
    145,000     7.450% due 07/16/31 .......................            139,335
    340,000   Ford Motor Credit Company
                7.375% due 10/28/09 .......................            343,645
    490,000   General Electric Capital Corporation,
                Notes, Series A
                7.375% due 01/19/10 .......................            527,578
    545,000   Goldman Sachs Group, Inc.
                6.875% due 01/15/11 .......................            543,185
    405,000   Hartford Life Insurance Company,
                Debentures
                7.650% due 06/15/27 .......................            418,102
    440,000   Hertz Corporation, Senior Notes
                7.625% due 08/15/07 .......................            452,624
    585,000   Home Depot, Inc., Senior Notes
                6.500% due 09/15/04 .......................            605,772
    600,000   Household Finance Corporation
                8.000% due 07/15/10 .......................            645,270
    330,000   Hyatt Equities LLC
                9.250% due 05/15/05++ .....................            348,958
    295,000   International Flavors and Fragrance
                6.450% due 05/15/06++ .....................            293,074
    630,000   John Hancock, Notes
                7.375% due 02/15/24 .......................            631,008
    560,000   Johnson and Johnson, Debentures
                6.625% due 09/01/09 .......................            573,233
    285,000   Kellogg Company
                7.450% due 04/01/31++ .....................            281,067
              Kroger Company, Debentures
    105,000     7.500% due 04/01/31 .......................            102,370
    425,000     7.700% due 06/01/29 .......................            429,506
    350,000   Lehman Brothers, Inc., Senior
                Subordinate Notes
                7.125% due 07/15/02 .......................            358,649
    185,000   Lockheed Martin Corporation, Notes
                8.200% due 12/01/09 .......................            199,334
              Lowe's Companies, Inc., Debentures
    480,000     6.875% due 02/15/28 .......................            449,870
    180,000     6.500% due 03/15/29 .......................            160,663
    455,000   Marriott International
                7.000% due 01/15/08++ .....................            456,318
              May Department Stores Company
     15,000     9.750% due 02/15/21 .......................             17,617
    560,000     6.700% due 09/15/28 .......................            513,565
     35,000     7.875% due 03/01/30 .......................             36,949
    175,000   MBNA America Bank NA
                6.500% due 06/20/06 .......................            172,562
    255,000   Merck & Company, Inc., Debentures
                5.950% due 12/01/28 .......................            230,597
              Metropolitan Life Insurance
                Company
    250,000     7.450% due 11/01/23 .......................            234,298
    250,000     7.800% due 11/01/25 .......................            254,210



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

$   490,000   Midamerican Funding LLC
                6.750% due 03/01/11 .......................       $    473,330
    250,000   Nationwide Mutual Insurance
                7.500% due 02/15/24++ .....................            227,130
    250,000   New York Life Insurance Notes
                7.500% due 12/15/23++ .....................            236,825
    250,000   News America , Inc., Debentures
                7.280% due 06/30/28 .......................            223,500
    300,000   News America Holdings, Inc.,
                Senior Notes
                8.500% due 02/15/05 .......................            322,137
    410,000   Nisource Finance
                7.875% due 11/15/10 .......................            431,562
    550,000   Northern Trust Company
                6.625% due 10/01/03 .......................            567,371
    190,000   Norwest Financial, Inc., Senior Notes
                5.625% due 02/03/09 .......................            178,175
    450,000   Peco Energy Transport Trust
                6.520% due 12/31/10 .......................            448,669
    625,000   Pharmacia Corporation, Debentures
                6.600% due 12/01/28 .......................            599,931
    425,000   Prime Property Funding II
                6.800% due 08/15/02++ .....................            431,235
    555,000   Procter and Gamble Company
                6.600% due 12/15/04 .......................            577,295
    190,000   Progress Energy, Inc.
                7.100% due 03/01/11 .......................            192,100
    575,000   Prudential Insurance Company
                8.300% due 07/01/25++ .....................            611,800
    435,000   Qwest Capital Funding,
                Company Guarantee
                7.900% due 08/15/10 .......................            447,759
              Raytheon Company
    205,000     8.200% due 03/01/06 .......................            214,867
    225,000     8.300% due 03/01/10 .......................            235,602
              Safeway, Inc.
     55,000     6.500% due 03/01/11 .......................             53,512
    230,000     7.250% due 02/01/31 .......................            222,721
    225,000   State Street Corporation
                7.650% due 06/15/10 .......................            242,663
    215,000   Sun Microsystems, Inc., Senior Notes
                7.650% due 08/15/09 .......................            219,532
    235,000   Suntrust Banks, Inc.
                7.750% due 05/01/10 .......................            252,818
     75,000   Target Corporation
                7.500% due 08/15/10 .......................             79,040
    690,000   Tennessee Valley Authority
                5.625% due 01/18/11 .......................            664,222
     90,000   Time Warner, Inc., Company
                Guarantee
                6.625% due 05/15/29 .......................             79,718
    115,000   Time Warner, Inc., Debentures
                7.570% due 02/01/24 .......................            113,789
    210,000   TRW, Inc.
                7.625% due 03/15/06 .......................            217,142
    355,000   United Parcel Service, Debentures
                8.375% due 04/01/20 .......................            410,856
    535,000   United Technologies Corporation
                6.700% due 08/01/28 .......................            509,245
              US Airways, Inc., Pass Through
                Certificates
    198,668     8.110% due 02/20/17 .......................            209,601
    510,447     6.850% due 01/30/18 .......................            471,602
    370,000     8.020% due 02/05/19 .......................            392,193


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                       ENDEAVOR ASSET ALLOCATION PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
$   575,000   Verizon Corporation, Debentures
                6.940% due 04/15/28 .......................       $    539,965
    370,000   Viacom, Inc.
                6.625% due 05/15/11++ .....................            362,744
    990,000   Wal-Mart Stores, Inc., Senior Notes
                6.875% due 08/10/09 .......................          1,025,660
              Washington Mutual, Inc.
    205,000     8.250% due 04/01/10 .......................            221,549
     55,000     6.875% due 06/15/11 .......................             54,632
    160,000   Wellpoint Health Network
                6.375% due 06/15/06 .......................            158,859
    365,000   Wells Fargo Company
                5.900% due 05/21/06 .......................            364,314
    255,000   Williams Cos
                7.500% due 01/15/31++ .....................            237,635
    635,000   World Financial Properties, Inc.,
                Pass Through Certificates
                6.950% due 09/01/13++ .....................            639,235
    120,000   WorldCom, Inc.
                8.250% due 05/15/31 .......................            117,247
    655,000   WorldCom, Inc., Senior Notes
                6.950% due 08/15/28 .......................            556,685
                                                                  ------------
              Total Corporate Fixed Income
                Securities
                (Cost $39,531,223) ........................         39,358,652
                                                                  ------------

ASSET BACKED SECURITIES -- 4.5%
    450,000   America Express Credit Account
                5.530% due 10/15/08 .......................            445,500
    162,018   Arcadia Automobile Receivables Trust
                6.375% due 01/15/03 .......................            162,761
    726,924   BMW Credit Corporation Trust
                6.650% due 02/25/03 .......................            736,139
    850,000   Carat (GM) 2000-1
                5.340% due 09/15/03 .......................            856,695
     42,547   Centex Home Equity
                5.910% due 04/25/19 .......................             42,472
              Citibank Credit Card Issuance Trust
    320,000     7.450% due 09/15/07 .......................            330,290
    770,000     6.875% due 11/16/09 .......................            797,329
    600,000   Connecticut RRB Special Purpose
                6.210% due 12/30/11 .......................            590,607
              Daimler Chrysler Auto Trust
    547,694     6.210% due 12/08/03 .......................            555,071
    830,000     6.820% due 09/06/04 .......................            855,344
              Detroit Edison Securitization
    340,000     5.875% due 03/01/10 .......................            336,957
    395,000     6.420% due 03/01/15 .......................            386,558
    147,503   EQCC Home Equity Loan Trust
                6.548% due 04/25/10 .......................            147,364
     76,646   First Security Auto Grantor Trust
                5.970% due 04/15/04 .......................             76,945
              Ford Credit Auto Owner Trust
     35,545     6.200% due 04/15/02 .......................             35,582
    715,000     5.350% due 07/15/03 .......................            720,846
    365,000     6.740% due 06/15/04 .......................            375,457
     60,424   Green Point Manufactured Housing
                5.780% due 12/15/09 .......................             60,447
     79,023   Green Tree Financial Corporation
                5.600% due 12/01/30 .......................             79,096




 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

$    88,877   HFC Home Equity Loan
                6.830% due 12/20/16 .......................       $     88,984
    540,000   Honda Auto Lease Trust
                6.620% due 07/15/04 .......................            553,551
              MBNA Master Credit Card Trust
    540,000     7.350% due 07/16/07 .......................            571,449
    270,000     6.900% due 01/15/08 .......................            281,995
    285,000     5.900% due 08/15/11 .......................            279,489
    695,000   MMCA Automobile Trust
                7.000% due 06/15/04 .......................            713,269
              Nissan Auto Receivables Owner Trust
    550,000     6.710% due 03/17/03 .......................            554,983
    173,872     5.450% due 04/15/04 .......................            174,533
    600,000     6.720% due 08/16/04 .......................            613,872
    600,000   Peco Energy Trust
                7.625% due 03/01/10 .......................            642,157
    345,000   PSE&G Transitions Funding
                6.610% due 06/15/15 .......................            343,454
    400,000   Rental Car Finance Corporation
                6.450% due 08/25/05 .......................            408,499
    416,720   Residential Asset Securities
                Corporation
                7.205% due 08/25/16 .......................            421,807
    330,000   Toyota Auto Recreation Owner Trust
                5.380% due 12/15/03 .......................            332,720
                                                                  ------------
              Total Asset Backed Securities
                (Cost $13,358,289) ........................         13,572,222
                                                                  ------------

U.S. TREASURY NOTES -- 0.1%
    255,000     3.640% due 11/15/01 .......................            251,599
                                                                  ------------
              Total U.S.Treasury Notes
                (Cost $251,599) ...........................            251,599
                                                                  ------------

REPURCHASE AGREEMENT -- 5.2%
 15,668,000   Agreement with J.P. Morgan
                Securities, Inc., 3.8% to be
                repurchased at $15,692,962
                on 07/02/01, collateralized by
                $13,960,000 U.S. Treasury
                Bonds 7.25% due 05/15/16,
                market value $15,981,360 ..................         15,668,000
                                                                  ------------
              Total Repurchase Agreement
                (Cost $15,668,000) ........................         15,668,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $319,519,651*)...........................   110.1%        330,723,073
OTHER ASSETS AND LIABILITIES
   (NET)..........................................  (10.1)%        (30,240,224)
                                                    -------       ------------
NET ASSETS........................................   100.0%       $300,482,849
                                                    =======       ============

-----------------------
*    Aggregate cost for federal tax purposes.
+    Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
ADR -- American Depository Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        ENDEAVOR ENHANCED INDEX PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 99.2%
   AEROSPACE AND DEFENSE -- 0.4%
     10,900   Boeing Company ..............................       $    606,040
        900   Lockheed Martin Corporation .................             33,345
                                                                  ------------
                                                                       639,385
                                                                  ------------

   BASIC INDUSTRY -- 2.4%
      8,600   Air Products and Chemicals, Inc. ............            393,450
        100   Alcan, Inc. .................................              4,202
     26,700   Alcoa, Inc. .................................          1,051,980
     13,500   Dow Chemical Company ........................            448,875
      3,500   Georgia-Pacific Group .......................            118,475
      8,300   PPG Industries, Inc. ........................            436,331
      9,500   Praxair, Inc. ...............................            446,500
     11,600   Rohm and Haas Company .......................            381,640
      8,000   Smurfit-Stone Container
                Corporation+ ..............................            129,600
        800   Temple-Inland, Inc. .........................             42,632
                                                                  ------------
                                                                     3,453,685
                                                                  ------------

   CAPITAL GOODS -- 0.8%
        100   Black & Decker Corporation ..................              3,946
      4,100   Cooper Industries, Inc. .....................            162,319
      3,000   Eaton Corporation ...........................            210,300
      4,900   Emerson Electric Company ....................            296,450
      5,300   Grainger (W.W.), Inc. .......................            218,148
      7,300   Rockwell International Corporation ..........            278,276
                                                                  ------------
                                                                     1,169,439
                                                                  ------------

   CONSUMER STAPLES -- 5.8%
     29,200   Coca-Cola Company ...........................          1,314,000
      2,300   General Mills, Inc. .........................            100,694
     25,400   Gillette Company ............................            736,346
      8,500   Heinz (H.J.) Company ........................            347,565
      7,700   Kellogg Company .............................            223,300
      4,100   Kraft Foods, Inc.+ ..........................            127,100
     10,200   PepsiCo, Inc. ...............................            450,840
     59,500   Philip Morris Companies, Inc. ...............          3,019,625
     21,700   Procter & Gamble Company ....................          1,384,460
      4,500   Quaker Oats Company .........................            410,625
      2,700   Unilever NV, NY Shares ......................            160,839
                                                                  ------------
                                                                     8,275,394
                                                                  ------------

   CYCLICAL -- 1.8%
     41,000   Cendant Corporation+ ........................            799,500
      9,000   Delphi Automotive Systems
                Corporation ...............................            143,370
      5,100   Ford Motor Company ..........................            125,205
      4,500   Goodrich (B.F.) Company .....................            170,910
      1,000   Harley-Davidson, Inc. .......................             47,080
      8,800   Hasbro, Inc. ................................            127,160
        400   International Game Technology+ ..............             25,036
      4,600   Johnson Controls, Inc. ......................            333,362
      6,100   Jones Apparel Group, Inc.+ ..................            263,520
      3,500   Lear Corporation+ ...........................            122,150
     23,700   Mattel, Inc. ................................            448,404
                                                                  ------------
                                                                     2,605,697
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   DIVERSIFIED -- 2.9%
      4,000   Danaher Corporation .........................       $    224,000
      3,600   du Pont (E.I.) de Nemours
                & Company .................................            173,664
      8,800   Eastman Kodak Company .......................            410,784
      8,400   Ingersoll-Rand Company ......................            346,080
      3,300   Parker Hannifin Corporation .................            140,052
     46,366   Tyco International, Ltd. ....................          2,526,947
      4,900   United Technologies Corporation .............            358,974
                                                                  ------------
                                                                     4,180,501
                                                                  ------------

   DRUGS AND MEDICAL PRODUCTS -- 9.3%
      4,800   Abbott Laboratories .........................            230,448
     20,000   American Home Products
                Corporation ...............................          1,168,800
     15,000   Bristol-Myers Squibb Company ................            784,500
      6,900   Forest Laboratories, Inc.+ ..................            489,900
     45,144   Johnson & Johnson ...........................          2,257,200
     10,200   Lilly (Eli) and Company .....................            754,800
     31,000   Merck & Company, Inc. .......................          1,981,210
     90,500   Pfizer, Inc. ................................          3,624,525
     24,100   Pharmacia Corporation .......................          1,107,395
     26,800   Schering-Plough Corporation .................            971,232
        200   Vertex Pharmaceuticals, Inc.+ . .............              9,900
                                                                  ------------
                                                                    13,379,910
                                                                  ------------

   ENERGY -- 7.9%
      6,500   Anadarko Petroleum Corporation ..............            351,195
     10,800   Baker Hughes, Inc. ..........................            361,800
     18,300   Chevron Corporation .........................          1,656,150
     23,600   Conoco, Inc., Class B .......................            682,040
      6,300   Cooper Cameron Corporation+ .................            351,540
      2,800   Diamond Offshore Drilling, Inc. .............             92,540
      7,300   Dynegy Inc., Class A ........................            339,450
     50,200   Exxon Mobil Corporation .....................          4,384,970
     16,800   Global Marine, Inc.+ ........................            312,984
      1,500   Rowan Companies, Inc.+ ......................             33,150
     22,700   Royal Dutch Petroleum Company,
                NY Shares .................................          1,322,729
     14,100   Texaco, Inc. ................................            939,060
     11,900   TXU Corporation .............................            573,461
                                                                  ------------
                                                                    11,401,069
                                                                  ------------

   FINANCIAL SERVICES -- 14.5%
      2,100   A. G. Edwards, Inc. .........................             94,500
     24,800   American Express Company ....................            962,240
      4,100   AmeriCredit Corporation+ ....................            212,995
     12,200   AmSouth Bancorporation ......................            225,578
      7,000   Bank of America Corporation .................            420,210
        600   Bank of New York Company, Inc. ..............             28,800
     35,100   Bank One Corporation ........................          1,256,580
      3,500   Banknorth Group, Inc. .......................             79,275
     15,000   Capital One Financial Corporation ...........            900,000
      2,300   Charter One Financial, Inc. .................             73,370
     94,300   Citigroup, Inc. .............................          4,982,812
      1,600   Compass Bancshares, Inc. ....................             42,400
      8,900   Countrywide Credit Industries, Inc. .........            408,332
        400   Dime Bancorp, Inc. ..........................             14,900
     17,400   E*TRADE Group, Inc.+ ........................            112,230


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        ENDEAVOR ENHANCED INDEX PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   FINANCIAL SERVICES -- (CONTINUED)
     18,300   Fannie Mae ..................................       $  1,558,245
     16,200   First Union Corporation .....................            566,028
     15,000   Freddie Mac .................................          1,050,000
      4,000   Golden State Bancorp, Inc. ..................            123,200
      6,400   Goldman Sachs Group, Inc. ...................            549,120
      3,500   GreenPoint Financial Corporation ............            134,400
      3,700   Hibernia Corporation, Class A ...............             65,860
     10,100   Household International, Inc. ...............            673,670
      2,000   IndyMac Bancorp, Inc.+ ......................             53,600
     14,200   KeyCorp .....................................            369,910
      5,300   Lincoln National Corporation ................            274,275
        800   Marshall & Ilsley Corporation ...............             43,120
      2,500   MBNA Corporation ............................             82,375
        100   Mellon Financial Corporation ................              4,600
      1,300   Merrill Lynch & Company, Inc. ...............             77,025
      4,500   Morgan Stanley Dean Witter
                & Company .................................            289,035
      4,800   National Commerce Financial
                Corporation ...............................            116,976
     13,200   PNC Financial Services Group ................            868,428
      7,700   Providian Financial Corporation .............            455,840
     19,800   Schwab (Charles) Corporation ................            302,940
        300   St. Paul Companies, Inc. ....................             15,207
     13,400   Stilwell Financial, Inc. ....................            449,704
        500   SunTrust Banks, Inc. ........................             32,390
     10,800   TD Waterhouse Group, Inc.+ ..................            118,044
      6,200   Torchmark Corporation .......................            249,302
     64,500   U.S. Bancorp ................................          1,469,955
      1,500   Wachovia Corporation ........................            106,725
     21,900   Washington Mutual, Inc. .....................            822,345
        800   Wilmington Trust Corporation ................             50,120
                                                                  ------------
                                                                    20,786,661
                                                                  ------------

   HEALTH SERVICES -- 3.5%
      2,200   Aetna, Inc.+ ................................             56,914
     16,500   Amgen, Inc.+ ................................          1,001,220
      9,000   Baxter International, Inc. ..................            441,000
     12,600   Becton, Dickinson & Company .................            450,954
     10,100   Boston Scientific Corporation+ ..............            171,700
      6,300   CIGNA Corporation ...........................            603,666
      2,500   C.R. Bard, Inc. .............................            142,375
      7,800   Guidant Corporation+ ........................            280,800
      7,900   HCA-Healthcare Company ......................            357,001
      4,100   Human Genome Sciences, Inc.+ ................            247,025
      4,100   St. Jude Medical, Inc.+ .....................            246,000
     20,400   Tenet Healthcare Corporation+ . .............          1,052,436
                                                                  ------------
                                                                     5,051,091
                                                                  ------------

   INSURANCE -- 3.7%
     25,300   Allstate Corporation ........................          1,112,947
      7,800   Ambac Financial Group, Inc. .................            453,960
     22,400   American General Corporation ................          1,040,480
     20,100   American International Group, Inc. ..........          1,728,600
      4,400   Hartford Financial Services
                Group, Inc. ...............................            300,960
      2,000   Marsh & McLennan Companies, Inc. ............            202,000
      7,200   MBIA, Inc. ..................................            400,896
      1,900   Protective Life Corporation .................             65,303
                                                                  ------------
                                                                     5,305,146
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   MEDIA AND COMMUNICATIONS -- 4.1%
      5,100   Adelphia Communications
                Corporation, Class A+ .....................       $    209,100
     65,000   AOL Time Warner, Inc.+ ......................          3,445,000
     22,600   AT&T Corporation - Liberty Media
                Corporation, Class A+ .....................            395,274
        400   Charter Communications, Inc.+ . .............              9,340
     17,100   Gemstar-TV Guide
                International, Inc.+ ......................            752,400
        300   Tribune Company .............................             12,003
     20,800   Viacom, Inc., Class B+ ......................          1,076,400
                                                                  ------------
                                                                     5,899,517
                                                                  ------------

   PAPER AND ALLIED PRODUCTS -- 0.4%
     11,100   Kimberly-Clark Corporation ..................            620,490
                                                                  ------------

   PRECISION INSTRUMENT -- 0.1%
      5,600   Applera Corporation- Applied
                Biosystems Group ..........................            149,800
                                                                  ------------

   RETAIL -- 7.4%
      6,200   Abercrombie & Fitch Company,
                Class A+ ..................................            275,900
        200   Best Buy Company, Inc.+ .....................             12,704
      5,800   Circuit City Stores-Circuit
                City Group ................................            104,400
      3,600   Costco Wholesale Corporation ................            147,888
      1,600   eBay, Inc.+ .................................            109,584
      8,200   Estee Lauder Companies, Inc.,
                Class A ...................................            353,420
     16,300   Federated Department Stores, Inc.+ ..........            692,750
     17,200   General Motors Corporation ..................          1,106,820
     37,700   Home Depot, Inc. ............................          1,754,935
        300   Kohl's Corporation+ .........................             18,819
     20,000   Kroger Company+ .............................            500,000
      8,600   Limited (The), Inc. .........................            142,072
      1,000   Lowe's Companies, Inc. ......................             72,550
     12,900   May Department Stores Company ...............            441,954
      3,400   NIKE, Inc., Class B .........................            142,766
     14,900   Safeway, Inc.+ ..............................            715,200
     24,200   Target Corporation ..........................            837,320
     17,400   TJX Companies, Inc. .........................            554,538
      3,900   Walgreen Company ............................            133,185
     50,200   Wal-Mart Stores, Inc. .......................          2,449,760
                                                                  ------------
                                                                    10,566,565
                                                                  ------------

   SERVICES -- 2.1%
        400   Carnival Corporation ........................             12,280
     11,100   Comcast Corporation, Class A+ . .............            481,740
      5,000   Fox Entertainment Group, Inc.,
                Class A+ ..................................            139,500
     10,600   Gannett Company, Inc. .......................            698,540
     18,800   Hilton Hotels Corporation ...................            218,080
      9,100   Marriott International, Inc., Class A .......            430,794
     17,900   McDonald's Corporation ......................            484,374
     10,300   Starwood Hotels and Resorts
                Worldwide, Inc. ...........................            383,984
      4,400   Waste Management, Inc. ......................            135,608
                                                                  ------------
                                                                     2,984,900
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                        ENDEAVOR ENHANCED INDEX PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   TECHNOLOGY -- 21.2%
      2,400   Adobe Systems, Inc. .........................       $    112,800
      1,800   Agilent Technologies, Inc.+ .................             58,500
      7,100   Altera Corporation+ .........................            205,900
      5,600   Ameren Corporation ..........................            239,120
      1,300   Analog Devices, Inc.+ .......................             56,225
     14,400   Applied Materials, Inc.+ ....................            707,040
      8,500   Automatic Data Processing, Inc. .............            422,450
      8,900   BEA Systems, Inc.+ ..........................            273,319
      1,500   Cabletron Systems, Inc.+ ....................             34,275
      6,400   Citrix Systems, Inc.+ .......................            223,360
     41,000   Compaq Computer Corporation .................            635,090
     13,400   Corning, Inc. ...............................            223,914
     25,900   Dell Computer Corporation+ ..................            672,105
      2,000   Dover Corporation ...........................             75,300
      2,900   Electronic Data Systems Corporation .........            181,250
     26,800   EMC Corporation+ ............................            778,540
    130,500   General Electric Company ....................          6,361,875
     11,200   Hewlett-Packard Company .....................            320,320
     10,500   Honeywell International, Inc. ...............            367,395
     91,200   Intel Corporation ...........................          2,667,600
     25,400   International Business Machines
                Corporation ...............................          2,870,200
        800   Internet Security Systems, Inc.+ ............             38,848
      3,800   ITT Industries, Inc. ........................            168,150
      7,500   JDS Uniphase Corporation+ ...................             95,625
      3,500   Lattice Semiconductor Corporation+ ..........             85,400
      9,200   Linear Technology Corporation ...............            406,824
      6,800   LSI Logic Corporation+ ......................            127,840
      4,300   Maxim Integrated Products, Inc.+ ............            190,103
      5,100   Micron Technology, Inc.+ ....................            209,610
     68,700   Microsoft Corporation+ ......................          5,015,100
     54,000   Motorola, Inc. ..............................            894,240
     16,700   NCR Corporation+ ............................            784,900
     63,000   Oracle Corporation+ .........................          1,197,000
      8,700   Parametric Technology
                Corporation+ ..............................            121,713
      9,200   Peregrine Systems, Inc.+ ....................            266,800
      1,900   PMC-Sierra, Inc.+ ...........................             59,033
     10,900   QUALCOMM, Inc.+ .............................            637,432
        100   RSA Security, Inc.+ .........................              3,095
      3,200   Siebel Systems, Inc.+ .......................            150,080
     59,000   Sun Microsystems, Inc.+ .....................            927,480
     20,200   Texas Instruments, Inc. .....................            636,300
      8,000   VERITAS Software Corporation+ . .............            532,240
      8,400   Xilinx, Inc.+ ...............................            346,416
                                                                  ------------
                                                                    30,380,807
                                                                  ------------

   TELECOMMUNICATIONS -- 7.4%
     32,000   AT&T Corporation ............................            704,000
      3,616   Avaya, Inc.+ ................................             49,539
     16,900   BellSouth Corporation .......................            680,563
        700   Broadcom Corporation, Class A+ ..............             29,932
        200   BroadWing, Inc.+ ............................              4,890
     12,600   CIENA Corporation+ ..........................            478,800
    111,600   Cisco Systems, Inc.+ ........................          2,031,120
     21,000   Global Crossing, Ltd.+ ......................            181,440
     10,400   Level 3 Communications, Inc.+ . .............             57,096
     34,200   Lucent Technologies, Inc. ...................            212,040
     17,300   Nextel Communications, Inc.,
                Class A+ ..................................            302,750



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

        500   Nortel Networks Corporation .................       $      4,545
     31,200   Qwest Communications
                International, Inc.+ ......................            994,344
     42,400   SBC Communications, Inc. ....................          1,698,544
     26,100   Sprint Corporation (PCS Group)+ .............            630,315
     39,500   Verizon Communications ......................          2,113,250
     30,500   WorldCom, Inc.+ .............................            456,280
      1,801   Worldcom, Inc. - MCI Group ..................             28,996
                                                                  ------------
                                                                    10,658,444
                                                                  ------------

   TRANSPORTATION -- 1.0%
     17,200   Burlington Northern Santa Fe
                Corporation ...............................            518,924
      2,600   C.H. Robinson Worldwide, Inc. ...............             72,514
      6,300   Delta Air Lines, Inc. .......................            277,704
      2,500   Enron Corporation ...........................            122,500
        500   GATX Corporation ............................             20,050
     24,600   Southwest Airlines Company ..................            454,854
        400   Union Pacific Corporation ...................             21,964
                                                                  ------------
                                                                     1,488,510
                                                                  ------------

   UTILITIES -- 2.5%
      6,300   Cinergy Corporation .........................            220,185
      8,300   CMS Energy Corporation ......................            231,155
      1,500   Consolidated Edison, Inc. ...................             59,700
      7,600   DTE Energy Company ..........................            352,944
     22,500   Edison International ........................            250,875
     17,800   Entergy Corporation .........................            683,342
      3,300   FPL Group, Inc. .............................            198,693
      3,900   GPU, Inc. ...................................            137,085
      5,000   NiSource, Inc. ..............................            136,650
     23,700   PG&E Corporation ............................            265,440
      4,100   Pinnacle West Capital Corporation ...........            194,340
      2,000   Potomac Electric Power Company ..............             41,840
      9,200   Progress Energy, Inc. .......................            413,264
      3,400   Wisconsin Energy Corporation ................             80,818
      9,400   Xcel Energy, Inc. ...........................            267,430
                                                                  ------------
                                                                     3,533,761
                                                                  ------------
              Total Common Stock
                (Cost $146,045,781) .......................        142,530,772
                                                                  ------------
PRINCIPAL
 AMOUNT
-----------

U.S. TREASURY OBLIGATIONS -- 0.8%
$    41,000     3.480% due 08/09/01 .......................             40,702
    650,000     3.595% due 08/16/01 .......................            647,254
    219,000     3.621% due 08/31/01 .......................            217,734
    160,000     5.875% due 11/30/01# ......................            161,480
                                                                  ------------
                                                                     1,067,170
                                                                  ------------
              Total U.S. Treasury Obligations
                (Cost $1,067,170) .........................          1,067,170
                                                                  ------------
TOTAL INVESTMENTS
   (COST $147,112,951*)...........................   100.0%        143,597,942
OTHER ASSETS AND LIABILITIES
   (NET)**........................................     0.0%             43,395
                                                     ------       ------------
NET ASSETS........................................   100.0%       $143,641,337
                                                     ======       ============

------------------
*    Aggregate cost for federal tax purposes.
**   Amount represents less than 0.1%.
+    Non-income producing security.
#    Security pledged as collateral for open futures contracts.

                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- 88.4%
   AEROSPACE AND DEFENSE -- 1.1%
$   160,000   Alliant Techsystems, Inc.,
                Senior Subordinated Notes
                8.500% due 05/15/11++ .....................       $    161,600
              BE Aerospace, Inc., Senior
                Subordinate Notes
    125,000     8.000% due 03/01/08 .......................            119,375
     25,000     9.500% due 11/01/08 .......................             25,250
                                                                  ------------
                                                                       306,225
                                                                  ------------

   AUTOMOTIVES -- 0.9%
    100,000   Hayes Lemmerz International, Inc.
                11.875% due 06/15/06++ ....................             96,500
     75,000   Hayes Lemmerz International, Inc.,
                Company Guarantee
                9.125% due 07/15/07 .......................             56,250
     55,000   Lear Corporation
                9.500% due 07/15/06 .......................             57,571
     45,000   Navistar International
                9.375% due 06/01/06++ .....................             45,675
     25,000   Oxford Automotive, Inc.,
                Company Guarantee
                10.125% due 06/15/07 ......................             15,250
                                                                  ------------
                                                                       271,246
                                                                  ------------

   BROADCASTING AND MEDIA -- 13.2%
     55,000   Acme Television, Company Guarantee
                10.875% due 09/30/04^ .....................             51,700
              Adelphia Communications,
                Senior Notes
    150,000     8.375% due 02/01/08 .......................            137,250
    120,000     9.375% due 11/15/09 .......................            114,600
    100,000   Albritton Communication, Inc.,
                Senior Subordinate Notes
                8.875% due 02/01/08 .......................             99,000
     50,000   Avalon Cable Holdings, LLP,
                Senior Discount Notes
                11.875% due 12/01/08^ .....................             39,000
    150,000   Benedek Communications
                Corporation, Senior Discount Notes
                13.250% due 05/15/06^ .....................             84,000
     25,000   Canwest Media, Inc.
                10.625% due 05/15/11++ ....................             25,375
    325,000   Chancellor Media Corporation,
                Company Guarantee
                8.000% due 11/01/08 .......................            338,000
              Charter Communications Holdings
                LLC, Senior Discount Notes
    270,000     8.250% due 04/01/07^ ......................            255,825
    110,000     9.920% due 04/01/11^ ......................             75,350
     50,000   CSC Holdings, Inc., Senior
                Subordinate Notes
                9.250% due 11/01/05 .......................             51,250
      5,000   Cumulus Media, Inc., Company
                Guarantee
                10.375% due 07/01/08 ......................              4,975



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

$   200,000   Echostar DBS Corporation,
                Senior Notes
                9.375% due 02/01/09 .......................       $    195,000
    180,000   Emmis Escrow Corporation
                0.000% due 03/15/11++ .....................            101,700
     90,000   Fox/Liberty Networks LLC,
                Senior Notes
                8.875% due 08/15/07 .......................             94,050
    175,000   Frontiervision LP, Senior
                Subordinate Notes
                11.000% due 10/15/06 ......................            181,125
              Granite Broadcasting Corporation,
                Senior Subordinate Notes
      9,000     10.375% due 05/15/05 ......................              6,255
     50,000     8.875% due 05/15/08 .......................             33,500
     90,000   Hollinger International Publishing,
                Company Guarantee
                9.250% due 03/15/07 .......................             90,900
              Lenfest Communications, Senior
                Subordinate Notes
     75,000     10.500% due 06/15/06 ......................             86,669
     50,000     8.250% due 02/15/08 .......................             52,218
    300,000   Lin Holdings Corporation,
                Senior Discount Notes
                10.000% due 03/01/08^ .....................            235,500
    125,000   Lin Television Corporation
                8.000% due 01/15/08++ .....................            120,625
    190,000   Paxson Communications Corporation,
                Senior Subordinate Notes
                11.625% due 10/01/02^ .....................            192,375
    105,000   Primerica, Inc.
                8.875% due 05/15/11++ .....................             97,125
    140,000   Radio One, Inc.
                8.875% due 07/01/11++ .....................            140,000
    140,000   Spanish Broadcasting System
                9.625% due 11/01/09 .......................            130,200
    125,000   Telemundo Holdings, Inc.,
                Senior Discount Notes
                11.500% due 08/15/08 ......................            101,875
     75,000   Telewest Communication
                11.375% due 02/01/10^ .....................             35,625
     20,000   Telewest Plc Yankee Note
                9.875% due 02/01/10 .......................             16,600
    135,000   Time Warner Telecom, Inc.
                10.125% due 02/01/11 ......................            121,500
     45,000   Time Warner Telecom LLC,
                Senior Notes
                9.750% due 07/15/08 .......................             40,387
    250,000   Transwestern Public Township
                Capital Corporation
                9.625% due 11/15/07++ .....................            251,875
    165,000   UnitedGlobalCom, Inc.,
                Senior Discount Notes
                10.750% due 02/15/08^ .....................             52,800
     65,000   XM Satellite Radio, Inc.-Secured
                14.000% due 03/15/10 ......................             39,000
    100,000   Young Broadcasting, Inc.,
                Company Guarantee
                8.750% due 06/15/07 .......................             93,000
                                                                  ------------
                                                                     3,786,229
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   BUILDING AND CONSTRUCTION -- 3.4%
$   125,000   American Standard, Inc.
                7.125% due 02/15/03 .......................       $    124,062
    110,000   Atrium Companies, Inc.
                10.500% due 05/01/09 ......................             97,900
    215,000   Building Maturity Corporation
                8.625% due 12/15/06 .......................            126,850
    110,000   D.R. Horton, Inc.
                9.375% due 03/15/11 .......................            110,000
    150,000   Formica Corporation, Senior
                Subordinate Notes
                10.875% due 03/01/09 ......................             90,000
    125,000   Meritage Corporation
                9.750% due 06/01/11++ .....................            124,375
    200,000   MMI Products, Inc., Senior
                Subordinate Notes
                11.250% due 04/15/07 ......................            186,000
              Nortek, Inc., Senior Notes
    100,000     9.250% due 03/15/07 .......................             98,500
     35,000     8.875% due 08/01/08 .......................             33,687
                                                                  ------------
                                                                       991,374
                                                                  ------------

   CHEMICALS -- 1.9%
     50,000   Avecia Group Plc, Company
                Guaranteed, Yankee
                11.000% due 07/01/09 ......................             51,000
    190,000   Huntsman ICI Chemicals, Ltd.
                Liability Corporation
                10.125% due 07/01/09 ......................            191,900
              Lyondell Chemical Company
     55,000     9.625% due 05/01/07 .......................             54,862
     40,000     9.875% due 05/01/07 .......................             39,900
     75,000   Macdermid, Inc.
                9.125% due 07/15/11++ .....................             75,375
     45,000   PCI Chemicals Canada, Inc.,
                Company Guarantee
                9.250% due 10/15/07+++ ....................             22,050
     50,000   PMD Group, Inc.
                11.000% due 02/28/11++ ....................             50,750
     35,000   Sterling Chemicals, Inc., Company
                Guarantee
                12.375% due 07/15/06 ......................             27,300
              Sterling Chemicals, Inc., Senior
                Subordinate Notes
     40,000     11.750% due 08/15/06 ......................              9,200
     50,000     11.250% due 04/01/07 ......................             11,000
                                                                  ------------
                                                                       533,337
                                                                  ------------

   COMMERCIAL SERVICES -- 2.0%
              Allied Waste North America, Inc.
     75,000     7.625% due 01/01/06++ .....................             73,875
     75,000     8.875% due 04/01/08++ .....................             76,687
     60,000   Allied Waste North America, Inc.,
                Company Guarantee
                10.000% due 08/01/09 ......................             61,650
     30,000   Continental Resources, Company
                Guarantee
                10.250% due 08/01/08 ......................             26,100




 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

   COMMERCIAL SERVICES -- (CONTINUED)
$    80,000   Iron Mountain, Inc., Company
                Guarantee
                8.750% due 09/30/09 .......................       $     80,800
    100,000   Pierce Leahy Corporation, Senior
                Subordinate Notes
                9.125% due 07/15/07 .......................            103,500
     80,000   Sovereign Specialty Chemicals
                11.875% due 03/15/10 ......................             72,000
              World Color Press, Inc., Senior
                Subordinate Notes
     75,000     8.375% due 11/15/08 .......................             75,818
      5,000     7.750% due 02/15/09 .......................              4,874
                                                                  ------------
                                                                       575,304
                                                                  ------------

   COMPUTER SERVICES AND SOFTWARE -- 1.1%
     50,000   Exodus Communications, Inc.
                11.625% due 07/15/10 ......................             17,250
    100,000   Exodus Communications, Inc.,
                Senior Notes
                11.250% due 07/01/08 ......................             33,000
              PSI Net, Inc., Senior Notes
     25,000     10.500% due 12/01/06+++ ...................              1,562
     40,000     11.500% due 11/01/08+++ ...................              2,400
    140,000     11.000% due 08/01/09+++ ...................              8,400
              Unisys Corporation, Senior Notes
    145,000     8.125% due 06/01/06 .......................            140,650
    115,000     7.875% due 04/01/08 .......................            110,400
                                                                  ------------
                                                                       313,662
                                                                  ------------

   CONSUMER GOODS-- 0.6%
     35,000   Fage Dairy Industries S.A.,
                Senior Notes
                9.000% due 02/01/07 .......................             33,250
    150,000   Remington Products Company, LLC,
                Senior Subordinate Notes
                11.000% due 05/15/06++ ....................            145,781
                                                                  ------------
                                                                       179,031
                                                                  ------------

   CONTAINERS -- 2.7%
    110,000   Ball Corporation, Company Guarantee
                8.250% due 08/01/08 .......................            111,375
              Gaylord Container Corporation,
                Senior Notes
     60,000     9.375% due 06/15/07 .......................             38,400
    115,000     9.750% due 06/15/07 .......................             72,450
     85,000     9.875% due 02/15/08 .......................             24,650
     40,000   Huntsman Packaging Corporation
                13.000% due 06/01/10 ......................             29,200
    115,000   Riverwood International Company
                10.625% due 08/01/07++ ....................            117,300
    220,000   Riverwood International, Company
                Guarantee
                10.250% due 04/01/06 ......................            223,300
    165,000   Silgan Holdings, Inc., Senior
                Subordinate Debentures
                9.000% due 06/01/09 .......................            167,475
                                                                  ------------
                                                                       784,150
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   DIVERSIFIED MANUFACTURING -- 0.6%
$    40,000   Actuant Corporation
                13.000% due 05/01/09 ......................       $     40,400
    160,000   Blount, Inc.
                7.000% due 06/15/05 .......................            123,200
                                                                  ------------
                                                                       163,600
                                                                  ------------

   EDUCATIONAL -- 0.5%
    150,000   Kindercare Learning Centers, Inc.,
                Senior Subordinate Notes
                9.500% due 02/15/09 .......................            148,500
                                                                  ------------

   ELECTRONICS -- 2.0%
    145,000   AES Corporation
                8.875% due 02/15/11 .......................            141,375
     70,000   Amkor Technology, Inc.
                9.250% due 02/15/08++ .....................             67,025
    135,000   CMS Energy Corporation
                8.500% due 04/15/11 .......................            131,120
     95,000   Fisher Scientific International
                9.000% due 02/01/08 .......................             93,100
    155,000   Flextronics International, Ltd.
                9.875% due 07/01/10 .......................            155,000
                                                                  ------------
                                                                       587,620
                                                                  ------------

   ENGINEERING AND TECHNOLOGY -- 1.6%
     65,000   Applied Extrusion Technology,
                Senior Notes
                11.500% due 04/01/02 ......................             65,081
     90,000   Argo-Tech Corporation,
                Company Guarantee
                8.625% due 10/01/07 .......................             80,550
    305,000   General Binding Corporation,
                Company Guarantee
                9.375% due 06/01/08 .......................            207,400
    100,000   Moog, Inc., Senior Subordinate Notes
                10.000% due 05/01/06 ......................            102,500
                                                                  ------------
                                                                       455,531
                                                                  ------------

   FINANCIAL -- 3.3%
    230,000   Commercial Mortgage Acceptance
                Corporation
                5.440% due 05/15/13 .......................            155,833
     40,000   Madison River Cap, Senior Notes
                13.250% due 03/01/10 ......................             19,200
    195,000   Ono Finance Plc, Company Guarantee
                13.000% due 05/01/09 ......................            150,150
    230,000   Pemex Project
                9.125% due 10/13/10 .......................            243,512
    265,000   Williams Scotsman, Inc.,
                Company Guarantee
                9.875% due 06/01/07 .......................            251,750
    125,000   Willis Corroon Corporation,
                Company Guarantee
                9.000% due 02/01/09 .......................            127,187
                                                                  ------------
                                                                       947,632
                                                                  ------------

   FOOD -- 1.2%
    185,000   Fleming Companies, Inc.
                10.125% due 04/01/08++ ....................            189,625
    140,000   Michael Foods
                11.750% due 04/01/11++ ....................            143,500
                                                                  ------------
                                                                       333,125
                                                                  ------------



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

   HOTEL AND GAMING -- 9.3%
$    60,000   Ameristar Casinos, Inc. Senior
                Subordinate Notes
                10.750% due 02/15/09 ......................       $     62,700
    160,000   Argosy Gaming Company Guarantee
                10.750% due 06/01/09 ......................            172,000
     65,000   Autotote Corporation, Series B
                12.500% due 08/15/10 ......................             64,675
    175,000   Aztar Corporation, Senior
                Subordinate Notes
                8.875% due 05/15/07 .......................            177,187
     40,000   Boyd Gaming Corporation,
                Senior Subordinate Notes
                9.500% due 07/15/07 .......................             38,800
    260,000   Coast Hotels & Casino, Company
                Guarantee
                9.500% due 04/01/09++ .....................            266,500
     15,000   Eldorado Resorts LLC, Senior
                Subordinate Notes
                10.500% due 08/15/06 ......................             15,300
     80,000   Felcor Lodging LP
                8.500% due 06/01/11++ .....................             76,400
    185,000   HMH Properties, Inc., Senior Notes
                8.450% due 12/01/08 .......................            179,450
    130,000   Hollywood Park, Inc., Company
                Guarantee
                9.250% due 02/15/07 .......................            119,600
    110,000   Horseshoe Gaming Holdings,
                Company Guarantee
                8.625% due 05/15/09 .......................            111,100
    155,000   Isle of Capri Casinos,
                Company Guarantee
                8.750% due 04/15/09 .......................            141,631
    195,000   Mandalay Resort Group, Senior Notes
                9.500% due 08/01/08 .......................            202,800
    180,000   MGM Grand, Inc.
                9.750% due 06/01/07 .......................            191,700
    115,000   MGM Mirage
                8.375% due 02/01/11 .......................            115,287
    285,000   Park Place Entertainment, Senior
                Subordinate Notes
                8.875% due 09/15/08 .......................            293,550
    130,000   Prime Hospitality Corporation,
                Senior Subordinate Notes
                9.750% due 04/01/07 .......................            132,925
              Station Casinos, Inc., Senior
                Subordinate Notes
    135,000     8.875% due 12/01/08 .......................            135,675
    165,000     9.875% due 07/01/10 .......................            172,012
                                                                  ------------
                                                                     2,669,292
                                                                  ------------

   INDUSTRIAL -- 6.1%
    140,000   American Standard Companies,
                Inc., Company Guarantee
                7.375% due 02/01/08 .......................            138,250
     45,000   American Standard, Inc.
                7.625% due 02/15/10 .......................             44,437
     65,000   Applied Extrusion Technologies
                10.750% due 07/01/11++ ....................             65,812
    125,000   Blount, Inc.
                13.000% due 08/01/09 ......................             75,000
     75,000   Completel Europe NV,
                Company Guarantee
                14.000% due 02/15/09 ......................             23,250


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   INDUSTRIAL -- (CONTINUED)
$   110,000   D.R. Horton, Inc., Senior
                Subordinate Notes
                9.750% due 09/15/10 .......................       $    113,300
    125,000   Dresser, Inc.
                9.375% due 04/15/11++ .....................            126,562
    130,000   Fibermark, Inc.
                10.750% due 04/15/11++ ....................            130,650
     75,000   International Knife & Saw, Inc.,
                Senior Subordinate Notes
                11.375% due 11/15/06+++ ...................              7,313
    160,000   Jorgensen (Earle M.) Company,
                Senior Notes
                9.500% due 04/01/05 .......................            140,000
    215,000   K & F Industries, Senior
                Subordinate Notes
                9.250% due 10/15/07 .......................            220,913
     60,000   Lennar Corporation
                9.950% due 05/01/10 .......................             65,700
     70,000   Metal Management, Inc., Company
                Guarantee
                10.000% due 05/15/08+++ ...................              2,100
     95,250   NRG South Central LLC
                8.962% due 03/15/16 .......................            101,467
     80,000   Numatics, Inc., Company Guarantee
                9.625% due 04/01/08 .......................             50,400
     70,000   P&L Coal Holdings Corporation
                8.875% due 05/15/08 .......................             73,500
     85,000   Simonds Industries, Company
                Guarantee
                10.250% due 07/01/08 ......................             55,250
              Spectrasite Holdings, Inc., Senior
                Discount Notes
     55,000     12.000% due 07/15/08^ .....................             29,563
    225,000     11.125% due 04/15/09^ .....................            103,500
     82,500   Synthetic Industries, Inc.
                17.000% due 06/14/08 ......................             45,375
     50,000   Thermadyne Holdings Corporation,
                Company Guarantee
                9.875% due 06/01/08 .......................             19,063
     85,000   Thermadyne Holdings Corporation,
                Debentures
                12.500% due 06/01/08^ .....................              1,275
     75,000   US Timberlands, Senior Notes
                9.625% due 11/15/07 .......................             60,000
     70,000   Venture Holdings Trust, Senior Notes
                9.500% due 07/01/05 .......................             54,600
                                                                  ------------
                                                                     1,747,280
                                                                  ------------

   INTERNET SOFTWARE -- 0.5%
    135,000   Kappa Beheer BV
                10.625% due 07/15/09 ......................            143,775
                                                                  ------------

   MACHINERY AND MATERIAL HANDLING -- 2.0%
    170,000   Agco Corporation
                9.500% due 05/01/08++ .....................            164,050
              Buckeye Technologies, Inc., Senior
                Subordinate Notes
     35,000     8.500% due 12/15/05 .......................             34,738
    100,000     8.000% due 10/15/10 .......................             94,500



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

   MACHINERY AND MATERIAL HANDLING -- (CONTINUED)
$    85,000   Columbus McKinnon Corporation,
                Company Guarantee
                8.500% due 04/01/08 .......................       $     73,950
     65,000   Manitowoc Company, Inc.
                10.375% due 05/15/11++ ....................             56,127
     35,000   Motors and Gears, Inc., Senior Notes
                10.750% due 11/15/06 ......................             34,913
    125,000   Terex Corporation
                10.375% due 04/01/11++ ....................            128,750
                                                                  ------------
                                                                       587,028
                                                                  ------------

   MEDIA - CABLE TELEVISION -- 2.4%
    220,000   Callahan Nordrhein-West,
                Senior Notes
                14.000% due 07/15/10++ ....................            178,200
    150,000   Ekabel Hessen, Senior Notes
                14.500% due 09/01/10++ ....................            112,500
    150,000   Mediacom Broadband LLC
                11.000% due 07/15/13++ ....................            152,625
     95,000   Mediacom LLC/Cap Corporation
                9.500% due 01/15/13++ .....................             89,775
     50,000   Ono Finance Plc Units
                14.000% due 02/15/11 ......................             42,500
    200,000   United Pan Europ Comm NV,
                Senior Notes
                10.875% due 08/01/09 ......................             70,500
     80,000   United Pan Europ Comm, Series B
                11.250% due 02/01/10 ......................             28,800
     65,000   United Pan Europ Step Coupon,
                Series B
                0.000% due 02/01/10 .......................             14,300
                                                                  ------------
                                                                       689,200
                                                                  ------------

   MEDICAL SERVICES AND SUPPLIES -- 5.5%
    100,000   Alaris Medical Systems, Inc.
                9.750% due 12/01/06 .......................             74,000
     85,000   Alliance Imaging
                10.375% due 04/15/11++ ....................             87,125
    300,000   Beverly Enterprises, Inc.
                9.625% due 04/15/09++ .....................            307,500
    280,000   Fresenius Med Cap Trust
                7.875% due 02/01/08 .......................            273,000
    250,000   HCA-The Healthcare Company
                7.875% due 02/01/11 .......................            252,188
    100,000   Prime Medical Services, Inc.,
                Company Guarantee
                8.750% due 04/01/08 .......................             87,000
    200,000   Tenet Healthcare Corporation,
                Senior Notes
                8.000% due 01/15/05 .......................            205,250
    285,000   Triad Hospitals, Inc.
                8.750% due 05/01/09++ .....................            289,988
                                                                  ------------
                                                                     1,576,051
                                                                  ------------

   OIL AND GAS -- 5.0%
    165,000   Belden and Blake Corporation
                9.875% due 06/15/05 .......................            134,475
    240,000   Chesapeake Energy Corporation
                8.125% due 04/01/11++ .....................            224,400


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   OIL AND GAS -- (CONTINUED)
$    25,000   Clark R&M, Inc., Senior Notes
                8.625% due 08/15/08 .......................       $     21,250
     45,000   Forest Oil Corporation,
                Company Guarantee
                10.500% due 01/15/06 ......................             47,700
     65,000   Grant Prideco, Inc.
                9.625% due 12/01/07++ .....................             67,113
    125,000   Gulfmark Offshore, Inc.
                8.750% due 06/01/08 .......................            121,875
     65,000   HS Resources, Inc.,
                Company Guarantee
                9.250% due 11/15/06 .......................             68,413
    170,000   HS Resources, Inc., Senior
                Subordinate Notes
                9.250% due 11/15/06 .......................            178,075
     85,000   Mission Resources Corporation
                10.875% due 04/01/07++ ....................             83,513
     35,000   Ocean Rig Norway AS
                10.250% due 06/01/08 ......................             31,588
    161,000   P&L Coal Holdings Corporation,
                Series B, Company Guarantee
                9.625% due 05/15/08 .......................            169,855
     55,000   Pioneer Natural Resources
                9.625% due 04/01/10 .......................             61,325
    100,000   R&B Falcon Corporation
                9.500% due 12/15/08 .......................            114,967
     95,000   Sesi LLC
                8.875% due 05/15/11++ .....................             95,238
     25,000   Triton Energy, Ltd.
                8.875% due 10/01/07++ .....................             25,625
                                                                  ------------
                                                                     1,445,412
                                                                  ------------

   PAPER PRODUCTS -- 0.5%
     50,000   Buckeye Cellulose
                9.250% due 09/15/08 .......................             50,125
    110,000   Quebecor Media, Inc.
                11.125% due 07/15/11++ ....................            107,573
                                                                  ------------
                                                                       157,698
                                                                  ------------

   RETAIL -- 2.9%
     80,000   Duane Reade, Inc.,
                Company Guarantee
                9.250% due 02/15/08 .......................             76,800
     75,000   Finlay Enterprises, Inc., Company
                Guarantee
                9.000% due 05/01/08 .......................             68,625
     57,000   Finlay Fine Jewelry Corporation
                8.375% due 05/01/08 .......................             53,010
    165,000   J Crew Operating Corporation,
                Senior Subordinate Notes
                10.375% due 10/15/07 ......................            148,088
              Jitney-Jungle Stores of America, Inc.,
                Company Guarantee
     65,000     12.000% due 03/01/06+++ ...................                325
     10,000     10.375% due 09/15/07+++ ...................                 50
    120,000   K-Mart Corporation
                9.375% due 02/01/06 .......................            117,000
    220,000   Samsonite Corporation, Senior
                Subordinate Notes
                10.750% due 06/15/08 ......................            183,700



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

   RETAIL -- (CONTINUED)
$   200,000   Southland Corporation, Senior
                Subordinate Debentures
                5.000% due 12/15/01 .......................       $    187,226
                                                                  ------------
                                                                       834,824
                                                                  ------------

   STEEL -- 2.0%
     55,000   AK Steel Corporation, Senior Notes
                9.125% due 12/15/06 .......................             56,169
    250,000   Century Aluminum Company
                11.750% due 04/15/08++ ....................            260,000
     85,000   Commonwealth Aluminum,
                Senior Subordinate Notes
                10.750% due 10/01/06 ......................             76,925
     80,000   Kaiser Aluminum & Chemical
                Corporation, Senior Notes
                9.875% due 02/15/02 .......................             79,200
     55,000   Russell Metals, Inc., Units
                10.000% due 06/01/09 ......................             54,725
     50,000   WCI Steel, Inc., Senior Notes
                10.000% due 12/01/04 ......................             34,750
                                                                  ------------
                                                                       561,769
                                                                  ------------

   TELEPHONE AND COMMUNICATIONS -- 15.3%
    225,000   Alamosa Pcs Hldgs Step Coupon
                12.875% due 02/15/10 ......................            103,500
              Allegiance Telecom, Inc., Senior
                Discount Notes
    170,000     12.875% due 02/15/08 ......................             96,900
     40,000     12.875% due 05/15/08 ......................             35,200
    175,000   American Cellular Corporation
                9.500% due 10/15/09++ .....................            164,500
    115,000   American Tower Corporation
                9.375% due 02/01/09++ .....................            107,525
    145,000   AT&T Wireless Group
                7.875% due 03/01/11++ .....................            145,293
    175,000   Centennial Cellular, Senior
                Subordinate Notes
                10.750% due 12/15/08 ......................            161,875
    200,000   Citizens Communications
                9.250% due 05/15/11 .......................            207,917
    300,000   Colt Telecom Group Plc, Senior
                Discount Notes
                12.000% due 12/15/06 ......................            270,000
    210,000   Crown Castle International
                Corporation, Senior Notes
                10.750% due 08/01/11 ......................            199,500
     65,000   Dobson Communications Corporation,
                Senior Discount Notes
                10.875% due 07/01/10 ......................             65,000
              Dolphin Telecom Plc, Senior
                Discount Notes
    125,000     14.000% due 06/01/08^ .....................              3,750
     10,000     11.500% due 05/15/09^ .....................                200
    160,000   Echostar Broadband Corporation
                10.375% due 10/01/07 ......................            157,600
     95,000   Energis Plc
                9.750% due 06/15/09 .......................             82,650
     15,000   Esprit Telecom Group Plc,
                Senior Notes
                10.875% due 06/15/08+++ ...................                375


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CORPORATE FIXED INCOME SECURITIES -- (CONTINUED)
   TELEPHONE AND COMMUNICATIONS -- (CONTINUED)
              Focal Communications Corporation
                Series B, Senior Notes
$    55,000     12.125% due 02/15/08++,^ ..................       $     12,100
     80,000     11.875% due 01/15/10++,^ ..................             25,700
    115,000   Global Crossing Holding, Ltd.,
                Senior Notes
                8.700% due 08/01/07++ .....................             87,400
     95,000   Global Crossing Holdings, Ltd.,
                Company Guarantee
                9.625% due 05/15/08^,+++ ..................             75,050
    200,000   GT Group Telecom Step Coupon
                13.250% due 02/01/10 ......................             63,000
     55,000   Hermes Europe Railtel BV, Senior Notes
                10.375% due 01/15/09 ......................              8,731
    140,000   Hyperion Telecommunications,
                Senior Subordinate Notes
                12.000% due 11/01/07++ ....................             70,000
    150,000   ICG Holdings, Inc.,
                Company Guarantee
                12.500% due 05/01/06^,+++ .................             22,500
    175,000   Insight Midwest L.P. / Insight
                Capital, Inc.
                9.750% due 10/01/09 .......................            181,125
              ITC Deltacom, Inc., Senior Notes
     50,000     11.000% due 06/01/07 ......................             34,500
     75,000     9.750% due 11/15/08 .......................             51,750
    125,000   Jazztel Plc, Senior Notes
                14.000% due 04/01/09 ......................             46,250
     50,000   L-3 Communications Corporation
                Series B
                8.000% due 08/01/08 .......................             49,875
              L-3 Communications, Inc., Senior
                Subordinate Notes
    105,000     10.375% due 05/01/07 ......................            110,381
    165,000     9.125% due 05/01/08 .......................             68,475
     85,000   Mcleod, Inc.
                8.125% due 02/15/09 .......................             45,050
    170,000   Metromedia Fiber Network,
                Senior Notes
                10.000% due 11/15/08 ......................             65,450
     35,000   Metronet Communications, Inc.,
                Senior Discount Note
                9.950% due 06/15/08^ ......................             29,566
    115,000   Millicom International Cellular, Inc.,
                Senior Discount Notes
                13.500% due 06/01/06^ .....................            101,200
     85,000   MJD Communications, Inc.,
                Senior Subordinate Notes
                9.500% due 05/01/08 .......................             68,000
    140,000   Nextel Communications
                9.500% due 02/01/11 .......................            106,400
    100,000   Nextel International, Inc.
                12.750% due 08/01/10 ......................             29,000
    400,000   Nextel International, Inc.,
                Senior Notes
                9.950% due 02/15/08 .......................            250,000




 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

   TELEPHONE AND COMMUNICATIONS -- (CONTINUED)
$   245,000   Nextlink Communications,
                Senior Notes
                10.750% due 06/01/09 ......................       $     78,400
     10,000   Northeast Optic Network,
                Senior Notes
                12.750% due 08/15/08 ......................              2,800
              NTL, Inc., Senior Notes
    200,000     9.750% due 04/01/08 .......................             87,000
    330,000     12.375% due 10/01/08 ......................            138,600
     45,000   PTC International Finance II SA
                11.250% due 12/01/09 ......................             44,550
    105,000   Rural Cellular Corporation,
                Senior Notes
                9.625% due 05/15/08 .......................            101,850
     35,000   Spectrasite Holdings, Inc.
                10.750% due 03/15/10 ......................             29,400
    165,000   Tele1 Europe B.V., Senior Notes
                13.000% due 05/15/09 ......................             90,750
     75,000   Telecorp Pcs, Inc.
                10.625% due 07/15/10 ......................             69,750
              Telewest Communication Plc
     40,000     9.625% due 10/01/06^ ......................             33,400
     45,000     11.000% due 10/01/07^ .....................             37,913
    125,000     9.250% due 04/15/09^ ......................             61,250
     30,000   Triton PCS, Inc., Company Guarantee
                11.000% due 05/01/08^ .....................             24,188
    175,000   Versatel Telecom BV, Senior Notes
                13.250% due 05/15/08+ .....................             66,500
     20,000   Viatel, Inc., Senior Discount Notes
                12.500% due 04/15/08^ .....................                400
     75,000   Voicestream Wire Company
                10.375% due 11/15/09 ......................             85,091
     30,000   Western Wireless, Inc., Senior
                Subordinate Notes
                10.500% due 02/01/07 ......................             30,900
     10,000   Williams Commerce Group, Inc.
                11.700% due 08/01/08++ ....................              4,100
     90,000   Worldwide Fiber, Inc.
                12.000% due 08/01/09 ......................              1,125
                                                                  ------------
                                                                     4,391,255
                                                                  ------------

   TEXTILES AND HOME FURNISHINGS -- 0.8%
    155,000   Simmons Company, Senior
                Subordinate Notes
                10.250% due 03/15/09 ......................            151,125
              Westpoint Stevens, Inc.
    120,000     7.875% due 06/15/05 .......................             46,800
    125,000     7.875% due 06/15/08 .......................             46,250
                                                                  ------------
                                                                       244,175
                                                                  ------------
              Total Corporate Fixed Income
                Securities
                (Cost $28,604,352) ........................         25,424,325
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 0.1%
      3,750   Completel Europe NV+ ........................       $      9,375
        855   Pathmark Stores, Inc.+ ......................             19,639
        982   Versatel Telecom International NV,
                ADR+ ......................................              2,720
          7   Viatel, Inc.+ ...............................                 --
                                                                  ------------
              Total Common Stock
                (Cost $37,175) ............................             31,734
                                                                  ------------
 PRINCIPAL
  AMOUNT
-----------

PREFERRED STOCK -- 1.3%
$    68,430   Crown Castle International
                Corporation ...............................             58,166
    181,203   CSC Holdings, Inc., Series M ................            193,435
     50,000   Global Crossing Holdings, Ltd. ..............             28,750
      1,400   Primedia, Inc., Series H ....................            106,400
                                                                  ------------
              Total Preferred Stock
                (Cost $423,791) ...........................            386,751
                                                                  ------------
  SHARES
-----------

WARRANTS -- 0.1%
        200   GT Group Telecom
                Expires 02/01/10+ .........................              5,969
        145   Jazztel Plc,
                Expires 04/01/2009+ .......................              2,973
        170   Ono Finance Plc,
                05/31/2009+ ...............................              5,950
        605   Pathmark Stores, Inc. Expires
                Expires 09/19/10+ .........................              4,901
         40   Pliant Corporation
                Expires 06/01/10+ .........................                  4
         65   Xm Satellite Radio
                Expires 03/15/10+ .........................              1,617
                                                                  ------------
              Total Warrants
                (Cost $43,638) ............................             21,414
                                                                  ------------



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

SHORT TERM OBLIGATIONS -- 8.7%
$ 2,493,000   Federal Home Loan Bank
                3.940% due 07/02/01 .......................       $  2,493,000
                                                                  ------------
              Total Short Term Obligations
                (Cost $2,493,000) .........................          2,493,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $31,601,956*)............................    98.6%         28,357,224
OTHER ASSETS AND LIABILITIES
   (NET)..........................................     1.4%            402,148
                                                     ------       ------------
NET ASSETS........................................   100.0%       $ 28,759,372
                                                     ======       ============

----------------
*    Aggregate cost for federal tax purposes.
+    Non-Income Producing Security.
++ Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+++  Security in default as of June 30, 2001.
^ Zero coupon security as of June 30, 2001. The coupon shown is the step-up rate.


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                         ENDEAVOR JANUS GROWTH PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 95.6%
   COMPUTER SERVICES AND SOFTWARE -- 15.5%
     29,505   BEA Systems, Inc.+ ..........................       $    906,099
    153,075   Brocade Communications
                Systems, Inc.+ ............................          6,733,769
  1,158,795   Cisco Systems, Inc.+ ........................         21,090,069
    501,765   EMC Corporation+ ............................         14,576,273
    174,556   Microsoft Corporation+ ......................         12,742,588
    132,425   Network Appliance, Inc.+ ....................          1,814,222
    436,105   VERITAS Software Corporation+ . .............         29,014,066
                                                                  ------------
                                                                    86,877,086
                                                                  ------------

   DIVERSIFIED OPERATIONS -- 9.1%
    141,340   Disney (Walt) Company .......................          4,083,313
    957,750   General Electric Company ....................         46,690,312
                                                                  ------------
                                                                    50,773,625
                                                                  ------------

   DRUGS AND MEDICAL PRODUCTS -- 7.3%
     72,505   Andrx Group+ ................................          5,582,885
    207,110   Genentech, Inc.+ ............................         11,411,761
    210,760   Guidant Corporation+ ........................          7,587,360
     51,485   Biogen, Inc. ................................          2,798,725
    301,235   Medtronic, Inc. .............................         13,859,822
                                                                  ------------
                                                                    41,240,553
                                                                  ------------

   ELECTRONICS -- 8.1%
    489,455   ASML Holding NV+ ............................         10,890,374
     63,095   JDS Uniphase Corporation+ ...................            804,461
    234,698   Maxim Integrated Products, Inc.+ ............         10,375,999
    125,560   Teradyne, Inc.+ .............................          4,156,036
    465,857   Xilinx, Inc.+ ...............................         19,211,943
                                                                  ------------
                                                                    45,438,813
                                                                  ------------

   FINANCIAL -- 2.1%
    131,600   Merrill Lynch & Company, Inc. ...............          7,797,300
    255,340   Schwab (Charles) Corporation ................          3,906,702
                                                                  ------------
                                                                    11,704,002
                                                                  ------------

   HOUSEHOLD PRODUCTS / WARE -- 0.8%
     72,960   Colgate-Palmolive Company ...................          4,303,910
                                                                  ------------

   INSURANCE -- 0.8%
     51,825   American International Group, Inc. ..........          4,456,950
                                                                  ------------

   INTERNET SERVICES -- 4.4%
    364,461   eBay, Inc.+ .................................         24,961,934
                                                                  ------------

   MEDIA AND COMMUNICATIONS -- 20.8%
  1,283,333   AOL Time Warner, Inc.+ ......................         68,016,649
    858,613   AT&T Corporation - Liberty
              Media Corporation, Class A+ . ...............         15,017,141
    114,925   Clear Channel Communications,
              Inc.+ .......................................          7,205,797
    512,710   Viacom, Inc., Class B+ ......................         26,532,743
                                                                  ------------
                                                                   116,772,330
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   RETAIL -- 10.8%
    408,962   Costco Wholesale Corporation+ . .............       $ 16,800,159
    425,425   Gap, Inc. ...................................         12,337,325
    391,667   Home Depot, Inc. ............................         18,232,099
    371,565   Tiffany & Company ...........................         13,458,084
                                                                  ------------
                                                                    60,827,667
                                                                  ------------

   TELECOMMUNICATIONS -- 13.4%
    331,496   Comcast Corporation, Class A+ . .............         14,386,926
    401,605   EchoStar Communications
                Corporation, Class A+ .....................         13,020,034
    994,581   Nokia Corporation,
                Sponsored ADR .............................         21,920,565
        754   NTT DoCoMo, Inc. ............................         13,119,291
    577,970   Vodafone Group Plc,
                Sponsored ADR .............................         12,917,630
                                                                  ------------
                                                                    75,364,446
                                                                  ------------

   UTILITY - ELECTRIC -- 2.5%
    319,380   AES Corporation+ ............................         13,749,310
                                                                  ------------
              Total Common Stock
                (Cost $590,099,380) .......................        536,470,626
                                                                  ------------

SHORT TERM OBLIGATIONS -- 4.9%
 20,000,000   CIT Group Holdings
                4.140% due 07/02/01 .......................         20,000,000
  7,600,000   Prudential Funding Corporation
                4.080% due 07/02/01 .......................          7,600,000
                                                                  ------------
              Total Short Term Obligations
                (Cost $27,600,000) ........................         27,600,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $617,699,380*)...........................   100.5%        564,070,626
OTHER ASSETS AND LIABILITIES
   (NET).........................................    (0.5)%         (2,929,535)
                                                     ------       ------------
NET ASSETS........................................   100.0%       $561,141,091
                                                     ======       ============

----------------
*    Aggregate cost for federal tax purposes.
+    Non-Income Producing Security.

Abbreviations:
ADR -- American Depositary Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                         ENDEAVOR MONEY MARKET PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

COMMERCIAL PAPER -- 49.5%
$10,000,000   American Express Credit Corporation
                3.903% due 07/13/01 .......................       $  9,987,878
  9,500,000   American General Corporation
                3.876% due 07/20/01 .......................          9,479,823
  5,500,000   Bank of America
                4.110% due 09/24/01 .......................          5,447,255
 10,000,000   Bank of Nova Scotia
                3.640% due 08/17/01 .......................          9,953,489
  9,500,000   CIT Group Holdings
                4.670% due 07/20/01 .......................          9,479,235
 12,684,000   Citicorp
                4.100% due 07/02/01 .......................         12,684,000
  9,500,000   Ford Motor Credit Corporation
                3.841% due 08/03/01 .......................          9,467,009
 10,000,000   Goldman Sachs
                3.767% due 10/12/01 .......................          9,894,600
  8,500,000   General Electric Capital Corporation
                4.840% due 07/02/01 .......................          8,500,000
 11,000,000   Household Finance Company
                3.570% due 09/18/01 .......................         10,914,915
 11,000,000   IBM Credit Corporation
                3.680% due 07/11/01 .......................         10,989,880
  7,000,000   Metlife Funding Company
                9.930% due 08/17/01 .......................          6,965,474
  8,500,000   Prudential Funding Corporation
                3.942% due 07/03/01 .......................          8,499,072
  8,500,000   UBS Finance
                3.910% due 07/27/01 .......................          8,477,215
                                                                  ------------
              Total Commercial Paper
                (Cost $130,739,845) .......................        130,739,845
                                                                  ------------

U.S. GOVERNMENT AGENCY SECURITIES -- 49.2%
              Fannie Mae
  6,310,000     4.000% due 10/12/01 .......................          6,238,487
 15,000,000     3.720% due 11/29/01 .......................         14,765,000
 10,000,000     4.030% due 12/28/01 .......................         10,000,000
  5,000,000     5.350% due 01/18/02 .......................          5,000,000
  9,795,000     3.700% due 03/08/02 .......................          9,534,070
  7,000,000     4.580% due 07/09/01 .......................          6,993,766
  6,841,000     4.480% due 08/06/01 .......................          6,811,204
  8,000,000     3.850% due 08/09/01 .......................          7,967,489
              Federal Farm Credit
  7,735,000     3.730% due 07/10/01 .......................          7,727,299
              Federal Home Loan Bank
  5,000,000     4.420% due 05/15/02 .......................          5,000,000
  6,000,000     4.130% due 07/13/01 .......................          5,992,428
  6,000,000     4.000% due 08/03/01 .......................          5,978,667
              Freddie Mac
  7,000,000     4.600% due 07/06/01 .......................          6,996,422
 10,000,000     3.817% due 08/09/01 .......................          9,960,522
  6,000,000     4.530% due 09/13/01 .......................          5,944,885
 15,000,000     3.530% due 09/20/01 .......................         14,882,089
              Total U.S. Government
                Agency Securities
                (Cost $129,792,328) .......................        129,792,328
                                                                  ------------



 PRINCIPAL                                                           VALUE
  AMOUNT                                                            (NOTE 1)
-----------                                                       ------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 1.5%
$ 4,000,000   BNP Paribas New York
                4.750% due 07/16/01 .......................       $  4,000,000
                                                                  ------------
              Total Certificates of Deposit
                (Yankee) (Cost $4,000,000) ................          4,000,000
                                                                  ------------
TOTAL INVESTMENTS
   (COST $264,532,173*)...........................   100.2%        264,532,173
OTHER ASSETS AND LIABILITIES
   (NET)..........................................   (0.2)%           (613,382)
                                                     ------       ------------
NET ASSETS........................................   100.0%       $263,918,791
                                                     ======       ============

--------------
*    Aggregate cost for federal tax purposes.


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                            JENNISON GROWTH PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 97.5%
   ADVERTISING AGENCY -- 1.3%
      5,000   Omnicom Group, Inc. .........................       $    430,000
                                                                  ------------

   AEROSPACE AND DEFENSE -- 0.6%
      2,500   Northrop Grumman Corporation ................            200,250
                                                                  ------------

   BEVERAGES -- 2.4%
     17,700   PepsiCo, Inc. ...............................            782,340
                                                                  ------------

   BROADCAST, RADIO & TV -- 3.8%
     43,400   AT&T Corporation - Liberty
                Media Corporation, Class A+ . .............            759,066
     10,600   Univision Communications, Inc.,
                Class A+ ..................................            453,468
                                                                  ------------
                                                                     1,212,534
                                                                  ------------

   COMPUTER SERVICES AND SOFTWARE -- 16.4%
     12,500   ASM Lithography Holding N.V.+ . .............            278,125
     27,400   Cisco Systems, Inc.+ ........................            498,680
     20,800   Dell Computer Corporation+ ..................            539,760
      2,800   eBay, Inc.+ .................................            191,772
      9,900   EMC Corporation+ ............................            287,595
     16,600   Intel Corporation ...........................            485,550
      6,600   International Business Machines
                Corporation ...............................            745,800
     19,000   Microsoft Corporation+ ......................          1,387,000
     15,200   Oracle Corporation+ .........................            288,800
     25,100   Sun Microsystems, Inc.+ .....................            394,572
      3,500   Veritas Software Corporation+ . .............            232,855
                                                                  ------------
                                                                     5,330,509
                                                                  ------------

   DRUGS AND MEDICAL PRODUCTS -- 11.3%
     11,300   Abbott Laboratories .........................            542,513
     16,700   American Home Products
                Corporation ...............................            975,948
      5,000   Baxter International, Inc. ..................            245,000
      7,600   Johnson & Johnson ...........................            380,000
     17,100   Pfizer, Inc. ................................            684,855
     13,000   Pharmacia Corporation .......................            597,350
      5,800   Sepracor, Inc.+ .............................            230,840
                                                                  ------------
                                                                     3,656,506
                                                                  ------------

   ELECTRONICS - SEMICONDUCTOR -- 1.9%
      3,300   Applied Materials, Inc.+ ....................            162,030
      2,900   KLA-Tencor Corporation+ .....................            169,563
      3,200   Novellus Systems, Inc.+ .....................            181,728
      5,700   Solectron Corporation+ ......................            104,310
                                                                  ------------
                                                                       617,631
                                                                  ------------

   FINANCIAL SERVICES -- 13.7%
     13,800   American Express Company ....................            535,440
     10,300   Bank One Corporation ........................            368,740
     27,033   Citigroup, Inc. .............................          1,428,424
      4,200   Goldman Sachs Group, Inc. ...................            360,360



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   FINANCIAL SERVICES -- (CONTINUED)
      6,300   Household International, Inc. ...............       $    420,210
      5,200   JP Morgan Chase & Company ...................            231,920
     10,500   Merrill Lynch & Company, Inc. ...............            622,125
      7,200   Morgan Stanley Dean Witter
                & Company .................................            462,456
                                                                  ------------
                                                                     4,429,675
                                                                  ------------

   HOTELS & OTHER LODGING PLACES -- 1.5%
      4,900   Marriott International, Inc.,
                Class A ...................................            231,966
      7,200   Starwood Hotels and Resorts
                Worldwide, Inc. ...........................            268,416
                                                                  ------------
                                                                       500,382
                                                                  ------------

   INSURANCE -- 3.8%
     10,200   American International Group, Inc. ..........            877,200
      5,200   Hartford Financial Services
                Group, Inc. ...............................            355,680
                                                                  ------------
                                                                     1,232,880
                                                                  ------------

   LEISURE, SPORTING & RECREATION -- 1.1%
      7,300   Harley-Davidson, Inc. .......................            343,684
                                                                  ------------

   MANUFACTURING AND MINING -- 1.1%
      3,000   Minnesota Mining &
                Manufacturing Company .....................            342,300
                                                                  ------------

   MANUFACTURING INDUSTRIES -- 0.9%
      5,600   Tyco International, Ltd. ....................            305,200
                                                                  ------------

   MEDICAL-BIOMEDICAL / GENE -- 4.2%
     13,900   Amgen, Inc.+ ................................            843,452
      9,600   Genentech, Inc.+ ............................            528,960
                                                                  ------------
                                                                     1,372,412
                                                                  ------------

   MULTIMEDIA -- 3.3%
     13,800   AOL Time Warner, Inc.+ ......................            731,400
      3,600   McGraw-Hill Companies, Inc. .................            238,140
      6,500   Pearson Plc-Sponsored ADR ...................            110,695
                                                                  ------------
                                                                     1,080,235
                                                                  ------------

   OIL AND GAS EXTRACTION -- 4.3%
     18,700   Halliburton Company .........................            665,720
     13,700   Schlumberger, Ltd. ..........................            721,305
                                                                  ------------
                                                                     1,387,025
                                                                  ------------

   PRINTING PUBLISHING & ALLIED -- 4.0%
      1,700   Knight-Ridder, Inc. .........................            100,810
      3,600   New York Times Company,
                Class A ...................................            151,200
        900   Tribune Company .............................             36,009
     19,500   Viacom, Inc., Class B+ ......................          1,009,125
                                                                  ------------
                                                                     1,297,144
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                            JENNISON GROWTH PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   RETAIL -- 11.0%
      1,200   BJ's Wholesale Club, Inc.+ ..................       $     63,912
     25,100   Home Depot, Inc. ............................          1,168,405
     14,600   Kohl's Corporation+ .........................            915,858
     12,700   Target Corporation ..........................            439,420
     14,000   Tiffany & Company ...........................            507,080
      9,800   Wal-Mart Stores, Inc. .......................            478,240
                                                                  ------------
                                                                     3,572,915
                                                                  ------------

   TECHNOLOGY -- 6.4%
     27,200   General Electric Company ....................          1,326,000
     23,300   Texas Instruments, Inc. .....................            733,950
                                                                  ------------
                                                                     2,059,950
                                                                  ------------

   TELECOMMUNICATIONS -- 3.3%
     28,500   Nokia Corporation,
                Sponsored ADR .............................            628,140
     20,200   Vodafone Group Plc ..........................            451,470
                                                                  ------------
                                                                     1,079,610
                                                                  ------------

   TELEPHONE -- 1.2%
      4,700   NTL, Inc.+ ..................................             56,635
     10,300   Qwest Communications
                International, Inc.+ ......................            328,261
                                                                  ------------
                                                                       384,896
                                                                  ------------
              Total Common Stock
                (Cost $33,139,196) ........................         31,618,078
                                                                  ------------

MUTUAL FUNDS - OPEN END -- 4.1%
  1,342,826   Dreyfus Cash Management Fund
                4.030% due 07/02/01 .......................          1,342,826
                                                                  ------------
              Total Mutual Funds - Open End
                (Cost $1,342,826) .........................          1,342,826
                                                                  ------------
TOTAL INVESTMENTS
   (COST $34,482,022*)............................   101.6%         32,960,904
OTHER ASSETS AND LIABILITIES
   (NET)..........................................   (1.6)%           (534,928)
                                                     ------       ------------
NET ASSETS........................................   100.0%       $ 32,425,976
                                                     ======       ============

----------------
*    Aggregate cost for federal tax purposes.
+    Non-Income Producing Security.

Abbreviations:
ADR -- American Depositary Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                      T. ROWE PRICE EQUITY INCOME PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 95.1%
   AEROSPACE AND DEFENSE -- 2.0%
    127,400   Lockheed Martin Corporation .................       $  4,720,170
     12,900   TRW, Inc. ...................................            528,900
                                                                  ------------
                                                                     5,249,070
                                                                  ------------

   AUTOMOTIVES -- 1.6%
     16,800   Dana Corporation ............................            392,112
     62,100   Ford Motor Company ..........................          1,524,555
     78,850   Genuine Parts Company .......................          2,483,775
                                                                  ------------
                                                                     4,400,442
                                                                  ------------

   BANKING AND FINANCE -- 7.1%
     41,100   Bank of America Corporation .................          2,467,233
     94,482   Bank One Corporation ........................          3,382,456
     71,297   Citigroup, Inc. .............................          3,767,334
     72,730   J.P. Morgan Chase & Company .................          3,243,758
     45,800   Mercantile Bankshares Corporation ...........          1,792,154
     54,600   National City Corporation ...................          1,680,588
     34,100   U.S. Bancorp ................................            777,139
     44,530   Wells Fargo & Company .......................          2,067,528
                                                                  ------------
                                                                    19,178,190
                                                                  ------------

   BUILDING AND CONSTRUCTION -- 0.0%**
     24,000   Armstrong Holdings, Inc. ....................             85,200
                                                                  ------------

   COMMUNICATIONS -- 0.7%
    112,100   Motorola, Inc. ..............................          1,856,376
                                                                  ------------

   COMPUTER SERVICES AND SOFTWARE -- 0.4%
     65,400   Compaq Computer Corporation .................          1,013,046
                                                                  ------------

   CONSUMER PRODUCTS -- 4.7%
     19,600   Newell Rubbermaid, Inc. .....................            491,960
    107,400   Pall Corporation ............................          2,527,122
     45,600   Philip Morris Companies, Inc. ...............          2,314,200
     39,400   Procter & Gamble Company ....................          2,513,720
     49,800   Stanley Works ...............................          2,085,126
     95,700   UST, Inc. ...................................          2,761,902
                                                                  ------------
                                                                    12,694,030
                                                                  ------------

   COSMETICS AND TOILETRIES -- 2.4%
     93,000   Gillette Company ............................          2,696,070
     87,200   International Flavors &
                Fragrances, Inc. ..........................          2,191,336
     28,900   Kimberly-Clark Corporation ..................          1,615,510
                                                                  ------------
                                                                     6,502,916
                                                                  ------------

   DIVERSIFIED -- 4.9%
     94,200   Disney (Walt) Company .......................          2,721,438
     22,600   Eaton Corporation ...........................          1,584,260
     68,200   Fortune Brands, Inc. ........................          2,616,152
    136,100   Hasbro, Inc. ................................          1,966,645
    104,700   Honeywell International, Inc. ...............          3,663,453
     71,700   Xerox Corporation ...........................            686,169
                                                                  ------------
                                                                    13,238,117
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   DIVERSIFIED CHEMICALS -- 2.0%
     55,700   Dow Chemical Company ........................       $  1,852,025
     76,500   du Pont (E.I.) de Nemours
                & Company .................................          3,690,360
                                                                  ------------
                                                                     5,542,385
                                                                  ------------

   DRUGS -- 1.2%
     45,800   Bristol-Myers Squibb Company ................          2,395,340
     17,572   Pharmacia Corporation .......................            807,433
                                                                  ------------
                                                                     3,202,773
                                                                  ------------

   ELECTRICAL EQUIPMENT -- 1.8%
     26,007   Cooper Industries, Inc. .....................          1,029,617
     67,800   Hewlett-Packard Company .....................          1,939,080
     67,300   Hubbell, Inc., Class B ......................          1,951,700
                                                                  ------------
                                                                     4,920,397
                                                                  ------------

   ELECTRONICS - SEMICONDUCTOR -- 0.5%
    165,800   Agere Systems, Inc., Class A+ . .............          1,243,500
      7,301   Axcelis Technologies, Inc.+ .................            108,055
                                                                  ------------
                                                                     1,351,555
                                                                  ------------

   ENERGY SERVICES -- 1.8%
     33,400   Duke Energy Corporation .....................          1,302,934
     39,962   Exelon Corporation+ .........................          2,562,363
     57,900   Niagara Mohawk Holdings, Inc.+ ..............          1,024,251
                                                                  ------------
                                                                     4,889,548
                                                                  ------------

   FINANCIAL SERVICES -- 5.7%
     88,400   American General Corporation ................          4,106,180
     30,000   Block (H&R), Inc. ...........................          1,936,500
     45,000   Fannie Mae ..................................          3,831,750
    107,958   FleetBoston Financial Corporation ...........          4,258,943
     27,274   St. Paul Companies, Inc. ....................          1,382,519
                                                                  ------------
                                                                    15,515,892
                                                                  ------------

   FOOD AND BEVERAGES -- 5.6%
     18,600   Albertson's, Inc. ...........................            557,814
     39,800   Brown-Forman Corporation, Class B ...........          2,544,812
     65,700   Campbell Soup Company .......................          1,691,775
     59,400   General Mills, Inc. .........................          2,600,532
     45,800   Heinz (H.J.) Company ........................          1,872,762
     52,100   Hershey Foods Corporation ...................          3,215,091
     31,700   Kellogg Company .............................            919,300
     39,000   McCormick & Company, Inc. ...................          1,638,780
                                                                  ------------
                                                                    15,040,866
                                                                  ------------

   HAND / MACHINE-TOOLS -- 0.4%
     28,400   Black & Decker Corporation ..................          1,120,664
                                                                  ------------

   HOUSEHOLD PRODUCTS -- 0.7%
     54,600   Clorox Company ..............................          1,848,210
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                      T. ROWE PRICE EQUITY INCOME PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   INSURANCE -- 4.6%
     47,200   Aon Corporation .............................       $  1,652,000
     40,700   Chubb Corporation ...........................          3,151,401
     42,000   Lincoln National Corporation ................          2,173,500
     66,800   SAFECO Corporation ..........................          1,970,600
    112,600   UnumProvident Corporation ...................          3,616,712
                                                                  ------------
                                                                    12,564,213
                                                                  ------------

   LODGING -- 1.8%
    146,100   Hilton Hotels Corporation ...................          1,694,760
     82,526   Starwood Hotels & Resorts
                Worldwide, Inc. ...........................          3,076,569
                                                                  ------------
                                                                     4,771,329
                                                                  ------------

   MANUFACTURING -- 0.9%
     67,000   Rockwell International Corporation ..........          2,554,040
                                                                  ------------

   MEDIA AND COMMUNICATIONS -- 1.1%
     51,700   Knight-Ridder, Inc. .........................          3,065,810
                                                                  ------------

   MEDICAL SUPPLIES AND EQUIPMENT -- 0.7%
     54,400   Becton, Dickinson & Company .................          1,946,976
                                                                  ------------

   METALS / MINING -- 1.7%
     29,900   Minnesota Mining &
                Manufacturing Company .....................          3,411,590
     28,700   Phelps Dodge Corporation ....................          1,191,050
                                                                  ------------
                                                                     4,602,640
                                                                  ------------

   PAPER AND PAPER PRODUCTS -- 1.5%
     95,593   International Paper Company .................          3,412,670
     26,400   Mead Corporation ............................            716,496
                                                                  ------------
                                                                     4,129,166
                                                                  ------------

   PETROLEUM - DOMESTIC -- 0.6%
     54,200   USX-Marathon Group ..........................          1,599,442
                                                                  ------------

   PETROLEUM - INTERNATIONAL -- 10.7%
     31,500   Amerada Hess Corporation ....................          2,545,200
    101,274   BP Amoco Plc, Sponsored ADR .................          5,048,509
     42,900   Chevron Corporation .........................          3,882,450
     78,661   Exxon Mobil Corporation .....................          6,871,038
     56,400   Royal Dutch Petroleum
                Company, NY Shares ........................          3,286,428
     65,900   Texaco, Inc. ................................          4,388,940
     86,300   Unocal Corporation ..........................          2,947,145
                                                                  ------------
                                                                    28,969,710
                                                                  ------------

   PHARMACEUTICALS -- 3.4%
     53,300   Abbott Laboratories .........................          2,558,933
     77,100   American Home Products
                Corporation ...............................          4,505,724
     57,200   Schering-Plough Corporation .................          2,072,928
                                                                  ------------
                                                                     9,137,585
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   PHOTOGRAPHY EQUIPMENT AND SUPPLIES -- 1.0%
     59,600   Eastman Kodak Company .......................       $  2,782,128
                                                                  ------------

   PRINTING AND PUBLISHING -- 2.7%
     64,500   Donnelley (R.R.) & Sons Company .............          1,915,650
     31,200   Dow Jones & Company, Inc. ...................          1,862,952
     33,650   Dun and Bradstreet Corporation+ .............            948,930
     60,900   Moody's Corporation .........................          2,040,150
     18,500   Reader's Digest Association, Inc.,
                Class A ...................................            531,875
                                                                  ------------
                                                                     7,299,557
                                                                  ------------

   RAILROADS -- 2.5%
    110,000   Norfolk Southern Corporation ................          2,277,000
     83,900   Union Pacific Corporation ...................          4,606,949
                                                                  ------------
                                                                     6,883,949
                                                                  ------------

   REAL ESTATE -- 1.5%
     64,500   Rouse Company ...............................          1,847,925
     74,632   Simon Property Group, Inc. ..................          2,236,721
                                                                  ------------
                                                                     4,084,646
                                                                  ------------

   RESTAURANTS -- 0.9%
     86,300   McDonald's Corporation ......................          2,335,278
                                                                  ------------

   RETAIL -- 2.4%
     65,450   May Department Stores Company ...............          2,242,317
     43,100   Penney (J.C.) Company, Inc. .................          1,136,116
    128,600   Toys "R" Us, Inc.+ ..........................          3,182,850
                                                                  ------------
                                                                     6,561,283
                                                                  ------------

   SPECIALTY CHEMICALS -- 1.1%
     59,500   Great Lakes Chemical Corporation ............          1,835,575
    110,400   Hercules, Inc. ..............................          1,247,520
                                                                  ------------
                                                                     3,083,095
                                                                  ------------

   TECHNOLOGY -- 2.4%
      4,500   BMC Software, Inc.+ .........................            101,430
     44,300   Intel Corporation ...........................          1,295,775
     34,600   Microsoft Corporation+ ......................          2,525,800
     58,500   Texas Instruments, Inc. .....................          1,842,750
     45,500   Unisys Corporation+ .........................            669,305
                                                                  ------------
                                                                     6,435,060
                                                                  ------------

   TELECOMMUNICATIONS -- 7.1%
     55,000   ALLTEL Corporation ..........................          3,369,300
     98,750   AT&T Corporation ............................          2,172,500
     62,800   BellSouth Corporation .......................          2,528,956
     46,600   Corning, Inc. ...............................            778,686
     53,900   Lucent Technologies, Inc. ...................            334,180
     90,774   SBC Communications, Inc. ....................          3,636,407
     95,900   Sprint Corporation ..........................          2,048,424
     82,494   Verizon Communications ......................          4,413,429
                                                                  ------------
                                                                    19,281,882
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                      T. ROWE PRICE EQUITY INCOME PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   UTILITIES -- 1.6%
     30,100   Baker Hughes, Inc. ..........................       $  1,008,350
     60,850   FirstEnergy Corporation .....................          1,956,936
      4,553   Mirant Corporation+ .........................            156,623
     52,100   Southern Company ............................          1,211,325
                                                                  ------------
                                                                     4,333,234
                                                                  ------------

   WASTE DISPOSAL -- 1.4%
    120,162   Waste Management, Inc. ......................          3,703,393
                                                                  ------------
              Total Common Stock
                (Cost $239,605,100) .......................        257,774,093
                                                                  ------------

MUTUAL FUNDS - OPEN END -- 4.7%
 12,748,855   Reserve Investment Fund
                3.800% due 07/02/01 .......................         12,748,855
                                                                  ------------
              Total Mutual Funds - Open End
                (Cost $12,748,855) ........................         12,748,855
                                                                  ------------
TOTAL INVESTMENTS
   (COST $252,353,955*)...........................    99.8%        270,522,948
OTHER ASSETS AND LIABILITIES
   (NET)..........................................     0.2%            631,321
                                                     ------       ------------
NET ASSETS........................................   100.0%       $271,154,269
                                                     ======       ============

-----------------
*    Aggregate cost for federal tax purposes.
**   Amount represents less than 0.1%.
+    Non-income Producing Security.

Abbreviation:
ADR -- American Depository Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                      T. ROWE PRICE GROWTH STOCK PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 94.9%
   BANKING AND FINANCE -- 11.6%
     33,000   Bank of New York Company, Inc. ..............       $  1,584,000
    168,908   Citigroup, Inc. .............................          8,925,099
     33,900   Fannie Mae ..................................          2,886,585
     35,300   Fifth Third Bancorp .........................          2,119,765
    114,000   Freddie Mac .................................          7,980,000
     16,400   State Street Corporation ....................            811,636
     53,300   U.S. Bancorp ................................          1,214,707
     44,200   Wells Fargo Company .........................          2,052,206
                                                                  ------------
                                                                    27,573,998
                                                                  ------------

   COMMERCIAL SERVICES -- 0.1%
     24,500   Compass Group Plc+ ..........................            196,061
                                                                  ------------

   COMPUTER SERVICES AND SOFTWARE -- 7.5%
     15,600   Adobe Systems, Inc. .........................            733,200
     35,500   Automatic Data Processing, Inc. .............          1,764,350
     12,400   Brocade Communications
                Systems, Inc.+ ............................            545,476
      7,300   Check Point Software
                Technologies, Ltd.+ .......................            369,161
    154,300   Cisco Systems, Inc.+ ........................          2,808,260
     31,000   Dell Computer Corporation+ ..................            804,450
     12,100   Electronic Data Systems
                Corporation ...............................            756,250
     26,500   EMC Corporation+ ............................            769,825
     60,500   Exodus Communications, Inc.+ ................            124,630
     14,700   Intel Corporation ...........................            429,975
     12,300   Juniper Networks, Inc.+ .....................            382,530
     60,900   Microsoft Corporation+ ......................          4,445,700
     23,400   Siebel Systems, Inc.+ .......................          1,097,460
     45,800   VeriSign, Inc.+ .............................          2,748,458
                                                                  ------------
                                                                    17,779,725
                                                                  ------------

   CONSUMER PRODUCTS -- 2.7%
     93,700   Philip Morris Companies, Inc. ...............          4,755,275
     60,800   Sysco Corporation ...........................          1,650,720
                                                                  ------------
                                                                     6,405,995
                                                                  ------------

   DIVERSIFIED OPERATIONS -- 9.9%
     14,600   American Express Company ....................            566,480
     83,300   Cendant Corporation+ ........................          1,624,350
     96,300   First Data Corporation ......................          6,187,275
    147,800   General Electric Company ....................          7,205,250
     47,500   Honeywell International, Inc. ...............          1,662,025
    193,010   Hutchison Whampoa, Ltd. .....................          1,948,751
     20,600   TMP Worldwide, Inc.+ ........................          1,217,666
     34,444   Tyco International, Ltd. ....................          1,877,198
     41,200   Waters Corporation+ .........................          1,137,532
                                                                  ------------
                                                                    23,426,527
                                                                  ------------

   ELECTRONIC COMPONENTS -- 4.2%
     28,900   Altera Corporation+ .........................            838,100
     27,100   Analog Devices, Inc.+ .......................          1,172,075
      9,600   Celestica, Inc.+ ............................            494,400



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

ELECTRONIC COMPONENTS -- (CONTINUED)
    107,700   Flextronics International, Ltd.+ ............       $  2,812,047
      6,800   KLA-Tencor Corporation+ .....................            397,596
     23,800   Maxim Integrated Products, Inc.+ ............          1,052,198
     21,600   Philips Electronics NV ......................            572,531
      6,100   Samsung Electronics .........................            900,609
     24,500   Sony Corporation ............................          1,610,865
                                                                  ------------
                                                                     9,850,421
                                                                  ------------

   ENTERTAINMENT AND LEISURE -- 1.7%
     18,000   Electronic Arts, Inc.+ ......................          1,042,200
     14,200   Fox Entertainment Group, Inc.,
                Class A+ ..................................            396,180
     40,700   MGM Mirage, Inc. ............................          1,219,372
     36,500   Starwood Hotels and Resorts
                Worldwide, Inc. ...........................          1,360,720
                                                                  ------------
                                                                     4,018,472
                                                                  ------------

   FINANCIAL SERVICES -- 5.5%
     18,500   Capital One Financial Corporation ...........          1,110,000
     58,000   Concord EFS, Inc.+ ..........................          3,016,580
     37,200   Hartford Financial Services
                Group, Inc. ...............................          2,544,480
     18,150   J.P. Morgan Chase & Company .................            809,490
     37,700   Morgan Stanley Dean Witter
                & Company .................................          2,421,471
     47,800   Providian Financial Corporation .............          2,829,760
     21,700   Schwab (Charles) Corporation ................            332,010
                                                                  ------------
                                                                    13,063,791
                                                                  ------------

   FOOD AND BEVERAGES -- 2.7%
     50,600   Coca-Cola Company ...........................          2,277,000
     17,000   General Mills, Inc. .........................            744,260
     20,200   Kraft Foods, Inc.+ ..........................            626,200
     62,000   PepsiCo, Inc. ...............................          2,740,400
                                                                  ------------
                                                                     6,387,860
                                                                  ------------

   HEALTH CARE SERVICES -- 8.4%
     68,100   American Home Products
                Corporation ...............................          3,979,764
     11,900   Amgen, Inc.+ ................................            722,092
     17,400   Bristol-Myers Squibb Company ................            910,020
     47,300   HCA-Healthcare Company ......................          2,137,487
     80,300   Johnson & Johnson ...........................          4,015,000
     85,800   UnitedHealth Group, Inc. ....................          5,298,150
     29,600   Wellpoint Health Networks, Inc.+ ............          2,789,504
                                                                  ------------
                                                                    19,852,017
                                                                  ------------

   INSURANCE -- 4.7%
     75,200   ACE, Ltd. ...................................          2,939,568
     23,300   American International Group, Inc. ..........          2,003,800
      8,000   Fairfax Financial Holdings, Ltd.+ ...........          1,201,402
     18,900   Loews Corporation ...........................          1,217,727
     18,200   Marsh & McLennan Companies, Inc. ............          1,838,200
      8,800   Progressive Corporation .....................          1,189,672
      9,800   XL Capital, Ltd., Class A ...................            804,580
                                                                  ------------
                                                                    11,194,949
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                      T. ROWE PRICE GROWTH STOCK PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   MACHINERY -- 0.6%
     19,600   Applied Materials, Inc.+ ....................       $    962,360
      7,500   Danaher Corporation .........................            420,000
                                                                  ------------
                                                                     1,382,360
                                                                  ------------

   MEDIA AND COMMUNICATIONS -- 8.9%
     97,800   AOL Time Warner, Inc.+ ......................          5,183,400
    186,200   AT&T Corporation - Liberty
                Media Corporation, Class A+ . .............          3,256,638
     39,100   Clear Channel Communications, Inc.+ .........          2,451,570
     50,500   Comcast Corporation, Special
                Class A+ ..................................          2,191,700
     18,500   Omnicom Group, Inc. .........................          1,591,000
     19,300   Univision Communications, Inc.,
                Class A+ ..................................            825,654
     67,470   Viacom, Inc., Class B+ ......................          3,491,573
     20,700   VNU NV ......................................            700,958
    129,000   WPP Group Plc ...............................          1,269,988
                                                                  ------------
                                                                    20,962,481
                                                                  ------------

   MEDICAL PRODUCTS -- 1.5%
     46,500   Baxter International, Inc. ..................          2,278,500
     30,261   Pharmacia Corporation .......................          1,390,493
                                                                  ------------
                                                                     3,668,993
                                                                  ------------

   OIL AND GAS -- 1.2%
     59,500   Baker Hughes, Inc. ..........................          1,993,250
     15,800   El Paso Corporation .........................            830,132
                                                                  ------------
                                                                     2,823,382
                                                                  ------------

   PETROLEUM - INTERNATIONAL -- 3.5%
     33,700   Chevron Corporation .........................          3,049,850
     31,595   Exxon Mobil Corporation .....................          2,759,823
     43,500   Royal Dutch Petroleum
                Company, NY Shares ........................          2,534,745
                                                                  ------------
                                                                     8,344,418
                                                                  ------------

   PHARMACEUTICALS -- 6.9%
     30,000   Abbott Laboratories .........................          1,440,300
     26,100   Allergan, Inc. ..............................          2,231,550
     51,800   MedImmune, Inc.+ ............................          2,444,960
     15,100   Merck & Company, Inc. .......................            965,041
    189,050   Pfizer, Inc. ................................          7,571,453
     43,900   Schering-Plough Corporation .................          1,590,936
                                                                  ------------
                                                                    16,244,240
                                                                  ------------

   RETAIL -- 6.0%
     13,318   CVS Corporation .............................            514,075
     44,300   Home Depot, Inc. ............................          2,062,165
    115,900   Kroger Company+ .............................          2,897,500
     53,700   Safeway, Inc.+ ..............................          2,577,600
     63,800   Target Corporation ..........................          2,207,480
     55,100   Wal-Mart De Mexico,
                Sponsored ADR+ ............................          1,491,618
     49,100   Wal-Mart Stores, Inc. .......................          2,396,080
                                                                  ------------
                                                                    14,146,518
                                                                  ------------




                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   TECHNOLOGY -- 0.3%
      9,700   United Technologies Corporation .............       $    710,622
                                                                  ------------

   TELECOMMUNICATIONS -- 6.8%
    211,000   China Mobile (Hong Kong), Ltd.+ .............          1,114,566
     57,900   China Unicom, ADR+ ..........................          1,024,830
     23,500   Ciena Corporation+ ..........................            893,000
    136,200   Crown Castle International
                Corporation+ ..............................          2,233,680
     38,200   JDS Uniphase Corporation+ ...................            487,050
     11,900   Nextel Communications, Inc.,
                Class A+ ..................................            208,250
     40,500   Nokia Corporation,
                Sponsored ADR .............................            892,620
        105   NTT DoCoMo, Inc. ............................          1,826,957
     74,400   Orange S.A. .................................            604,653
      6,000   QUALCOMM, Inc.+ .............................            350,880
     14,600   SBC Communications, Inc. ....................            584,876
    130,500   Sprint Corporation (PCS Group)+ .............          3,151,575
  1,253,904   Vodafone Group Plc,
                Sponsored ADR .............................          2,777,517
                                                                  ------------
                                                                    16,150,454
                                                                  ------------

   TRANSPORTATION EQUIPMENT -- 0.2%
     12,100   Harley-Davidson, Inc. .......................            569,667
                                                                  ------------
              Total Common Stock
                (Cost $207,793,370) .......................        224,752,951
                                                                  ------------

MUTUAL FUNDS - OPEN END -- 4.6%
 10,833,689   Reserve Investment Fund
                3.800% due 07/02/01 .......................         10,833,689
                                                                  ------------
              Total Mutual Funds - Open End
                (Cost $10,833,689) ........................         10,833,689
                                                                  ------------
TOTAL INVESTMENTS
   (COST $218,627,059*)...........................    99.5%        235,586,640
OTHER ASSETS AND LIABILITIES
   (NET)..........................................     0.5%          1,252,487
                                                     ------       ------------
NET ASSETS........................................   100.0%       $236,839,127
                                                     ======       ============

----------------
*    Aggregate cost for federal tax purposes.
+    Non-Income Producing Security.

Abbreviations:
ADR -- American Depository Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- 93.6%
   AUSTRALIA -- 0.5%
     14,000   Brambles Industries, Ltd. ...................       $    341,450
     76,000   Publishing and Broadcasting, Ltd. ...........            350,637
                                                                  ------------
                                                                       692,087
                                                                  ------------

   BELGIUM -- 0.9%
     26,420   Dexia .......................................            419,145
     25,938   Fortis Class B ..............................            625,811
        804   Societe Europeenne Satellites ...............            105,499
      2,750   UCB S.A. ....................................             95,567
                                                                  ------------
                                                                     1,246,022
                                                                  ------------

   BRAZIL -- 0.5%
      8,550   Pao De Acucar ADS ...........................            198,446
      6,295   Telecomunicacoes de Sao Paulo ...............            294,291
      8,073   Unibanco-Uniao De Bancos
                Brasileirs, GDR ...........................            205,458
                                                                  ------------
                                                                       698,195
                                                                  ------------

   CANADA -- 1.1%
      5,450   Alcan Aluminum, Ltd. ........................            229,124
     20,441   Celestica, Inc.+ ............................          1,052,712
      6,960   Royal Bank of Canada ........................            222,665
                                                                  ------------
                                                                     1,504,501
                                                                  ------------

   DENMARK -- 0.1%
      2,640   Tele Danmark AS, Series B ...................             95,168
                                                                  ------------

   FINLAND -- 1.5%
     98,209   Nokia Oyj ...................................          2,225,674
                                                                  ------------

   FRANCE -- 13.3%
     19,898   Alcatel S.A. ................................            416,072
      2,210   Altran Technologies S.A. ....................            102,900
      4,363   Aventis S.A. ................................            339,809
     30,189   Aventis S.A., Series A ......................          2,410,029
     52,680   Axa .........................................          1,500,696
     19,962   BNP Paribas S.A. ............................          1,737,237
      6,540   Bouygues S.A. ...............................            221,019
      1,110   Canal Plus ..................................              3,317
      2,990   Cap Gemini S.A. .............................            217,686
      5,200   Compagnie de Saint-Gobain ...................            706,546
      3,242   Equant NV+ ..................................             82,749
      2,860   Groupe Danone ...............................            392,474
      2,440   Hermes International ........................            336,697
      1,366   Lafarge S.A. Bearer Shares ..................            116,798
      3,393   Legrand S.A. ................................            648,015
      3,020   L'Oreal S.A. ................................            194,943
      3,050   LVMH ........................................            153,631
     63,640   Orange S.A.+ ................................            517,206
     24,818   Sanofi -Synthelabo S.A. .....................          1,628,285
      2,872   Schneider Electric S.A. .....................            158,767
      6,086   Societe Generale, Class A ...................            360,397
     23,190   Societe Television Francaise 1 ..............            676,516
     18,154   Sodexho Alliance S.A. .......................            847,578
     26,790   Total Fina Elf S.A., Class B ................          3,751,199
     28,834   Vivendi Universal S.A. ......................          1,680,625
                                                                  ------------
                                                                    19,201,191
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   GERMANY -- 4.1%
      5,947   Allianz AG ..................................       $  1,745,475
      6,063   Bayer AG ....................................            237,903
     10,480   Bayerische Hypo-und
                Vereinsbank AG ............................            518,127
     18,583   Deutsche Bank AG ............................          1,327,762
      3,964   Deutsche Telekom AG .........................             89,466
     13,521   E.On AG .....................................            702,812
     11,210   Gehe AG .....................................            436,541
      3,746   Rhon-Klinikum AG ............................            174,418
      3,970   SAP AG ......................................            547,487
      3,372   Siemens AG ..................................            206,960
                                                                  ------------
                                                                     5,986,951
                                                                  ------------

   HONG KONG -- 2.3%
     82,000   Cheung Kong Holdings, Ltd. ..................            893,632
    217,000   China Mobile (Hong Kong), Ltd.+ .............          1,146,260
     50,000   Henderson Land Development
                Company, Ltd. .............................            221,805
    105,900   Hutchison Whampoa, Ltd. .....................          1,069,233
                                                                  ------------
                                                                     3,330,930
                                                                  ------------

   INDIA -- 0.6%
     23,175   Global Tele-Systems, Ltd. ...................            114,303
     92,640   Hindustan Lever , Ltd. ......................            369,667
    109,000   ICICI, Ltd. .................................            153,055
     24,833   ICICI, Ltd., Sponsored ADR ..................            228,464
      4,000   Reliance Industries, Ltd.+ ..................             31,421
                                                                  ------------
                                                                       896,910
                                                                  ------------

   IRELAND -- 0.2%
      6,579   SmartForce Plc, Sponsored ADR+ ..............            231,778
                                                                  ------------

   ISRAEL -- 0.1%
      3,470   Check Point Software
                Technologies, Ltd.+ .......................            175,478
                                                                  ------------

   ITALY -- 5.7%
     69,000   Alleanza Assicurazioni ......................            727,828
     13,200   Assicurazioni Generali S.p.A Shares .........            396,702
    515,912   Banca Intesa S.p.A ..........................          1,821,267
     46,750   Banca Nazionale del Lavoro+ .................            146,435
     53,000   Bipop-Carire S.p.A ..........................            199,214
    101,886   ENI S.p.A ...................................          1,242,049
     15,000   Mediaset S.p.A ..............................            126,223
     32,765   Mediolanum Shares S.p.A .....................            330,080
    450,615   Olivetti S.p.A ..............................            797,285
      8,384   Sao Paolo-IMI S.p.A .........................            107,458
     51,958   Telecom Italia S.p.A ........................            466,251
    165,353   Tim S.p.A ...................................            842,695
    258,553   UniCredit Italiano S.p.A ....................          1,109,735
                                                                  ------------
                                                                     8,313,222
                                                                  ------------

   JAPAN -- 16.9%
     66,000   Canon, Inc. .................................          2,667,189
         36   DDI Corporation .............................            167,998
      8,900   Fanuc, Ltd. .................................            443,160


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   JAPAN -- (CONTINUED)
         64   Fuji Television Network, Inc. ...............       $    367,941
      7,000   Fujisawa Pharmaceutical
                Company, Ltd. .............................            158,280
     29,000   Fujitsu, Ltd. ...............................            304,613
     23,000   Hitachi, Ltd. ...............................            225,914
      6,000   Ito-Yokado Company, Ltd. ....................            276,629
     13,000   Kao Corporation .............................            323,135
     17,000   Kokuyo Company, Ltd. ........................            178,566
      7,700   Kyocera Corporation .........................            679,145
     45,000   Marui Company, Ltd. .........................            649,478
      8,100   Matsushita Communication
                Industrial Company, Ltd. ..................            368,903
     64,000   Matsushita Electric Industrial
                Company, Ltd. .............................          1,001,703
     77,000   Mitsui Fudosan Company, Ltd. ................            829,792
        274   Mizuho Holdings, Inc. .......................          1,274,259
     16,900   Murata Manufacturing
                Company, Ltd. .............................          1,123,364
     62,000   NEC Corporation .............................            837,666
        143   Nippon Telegraph & Telephone
                Corporation ...............................            745,296
     72,000   Nomura Securities Company, Ltd. .............          1,379,779
        139   NTT DoCoMo, Inc. ............................          2,418,543
     28,000   Sankyo Company, Ltd. ........................            505,149
     13,240   Seven-Eleven Japan Company, Ltd. ............            517,007
     16,000   Shin-Etsu Chemical Company, Ltd. ............            587,577
     28,000   Shiseido Company, Ltd. ......................            262,678
     33,900   Sony Corporation ............................          2,228,912
    126,000   Sumitomo Bank, Ltd. .........................          1,040,608
     54,000   Sumitomo Corporation ........................            377,996
      5,000   TDK Corporation .............................            232,930
      9,200   Tokyo Electron, Ltd. ........................            556,947
    173,000   Toshiba Corporation .........................            914,136
         51   UFJ Holdings, Inc. ..........................            274,392
     22,000   Yamanouchi Pharmaceutical
                Company, Ltd. .............................            617,405
                                                                  ------------
                                                                    24,537,090
                                                                  ------------

   KOREA -- 0.6%
      8,197   Korea Telecom Corporation,
                Sponsored ADR+.............................            180,170
      9,379   Pohang Iron & Steel Company, Ltd.,
                Sponsored ADR..............................            184,954
      3,691   Samsung Electronics Company .................            544,942
                                                                  ------------
                                                                       910,066
                                                                  ------------

   MEXICO -- 1.3%
    136,340   Fomento Economico Mexicano
                S.A. de C.V................................            577,637
     73,000   Grupo Financiero Banamex
                Accival S.A. de CV, Series O...............            188,220
     12,000   Grupo Iusacell, ADR+ ........................             82,920
     23,882   Grupo Televisa-GDR (2 Part Cert)+ ...........            955,519
      3,568   Telefonos de Mexicano S.A. de C.V.,
                ADR .......................................            125,201
                                                                  ------------
                                                                     1,929,497
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

   NETHERLANDS -- 7.8%
      5,400   ABN Amro Holdings NV ........................       $    101,441
      2,296   Akzo Nobel NV ...............................             97,186
     35,450   ASM Lithography, Holding NV+ ................            794,987
     21,860   Elsevier NV .................................            272,038
     31,920   Fortis NV ...................................            776,085
     50,620   ING Groep NV, CVA Shares ....................          3,308,273
      4,551   Koninklijke KPN NV ..........................             25,813
     59,539   Philips Electronics NV ......................          1,578,143
     25,980   Royal Dutch Petroleum Company ...............          1,495,141
     14,373   STMicroelectronics NV .......................            498,877
     47,910   VNU NV ......................................          1,622,363
     25,848   Wolters Kluwer NV ...........................            694,756
                                                                  ------------
                                                                    11,265,103
                                                                  ------------

   NORWAY -- 0.3%
     19,730   Orkla ASA, A Shares .........................            357,170
     14,560   Statoil ASA+ ................................            107,615
                                                                  ------------
                                                                       464,785
                                                                  ------------

   PORTUGAL -- 0.4%
     13,503   Jeronimo Martins SGPS, S.A. .................             86,877
     64,830   Portugal Telecom SGPS, S.A. .................            452,236
                                                                  ------------
                                                                       539,113
                                                                  ------------

   SINGAPORE -- 0.6%
    136,272   United Overseas Bank, Ltd. ..................            860,138
                                                                  ------------

   SPAIN -- 2.7%
    103,923   Banco Bilbao Vizcaya
                Argentaria S.A. ...........................          1,344,302
     92,823   Banco Santander Central
                Hispano S.A. ..............................            840,817
     31,255   Endesa S.A. .................................            498,497
     16,616   Repsol YPF S.A. .............................            274,298
     53,902   Telefonica S.A.+ ............................            664,398
      8,518   Telefonica S.A., Sponsored ADR+ .............            317,210
                                                                  ------------
                                                                     3,939,522
                                                                  ------------

   SWEDEN -- 3.1%
     18,740   Electrolux AB, Series B .....................            259,106
    140,140   Ericsson AB, B Shares .......................            766,037
     32,450   Hennes & Mauritz AB, Series B ...............            555,987
    217,774   Nordea AB ...................................          1,240,419
      7,410   Sandvik AB, Series B ........................            149,085
     85,606   Securitas AB, Series B ......................          1,498,201
                                                                  ------------
                                                                     4,468,835
                                                                  ------------

   SWITZERLAND -- 4.4%
     17,590   ABB, Ltd.+ ..................................            266,196
     29,110   Adecco S.A. .................................          1,370,187
      1,790   Credit Suisse Group,
                Registered Shares .........................            294,292
     11,460   Nestle S.A. .................................          2,435,652
      9,100   Roche Holding AG+ ...........................            655,660
      9,214   UBS AG, Registered Shares ...................          1,320,057
                                                                  ------------
                                                                     6,342,044
                                                                  ------------


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

COMMON STOCK -- (CONTINUED)
   TAIWAN -- 0.5%
    388,976   Taiwan Semiconductor
                Manufacturing Company+ ....................       $    723,070
                                                                  ------------

   UNITED KINGDOM -- 23.9%
     14,500   Abbey National Plc ..........................            253,892
     40,433   AstraZeneca Group Plc .......................          1,883,950
      2,500   Autonomy Corporation Plc+ ...................             14,433
     22,539   B G Group Plc ...............................             88,837
    101,000   BP Amoco Plc ................................            830,267
     37,000   British Telecommunications Plc ..............            232,606
     64,685   Cable & Wireless Plc ........................            380,497
     76,072   Cadbury Schweppes Plc .......................            513,009
     25,290   Celltech Group Plc+ .........................            426,106
     46,400   Centrica Plc ................................            148,297
    283,800   Compass Group Plc+ ..........................          2,271,102
    131,064   Diageo Plc ..................................          1,437,772
     15,710   Dimension Data Holdings Plc+ ................             59,656
     51,490   Electrocomponents Plc .......................            389,598
      7,000   GKN Plc .....................................             67,142
    229,521   GlaxoSmithKline Plc+ ........................          6,467,921
    258,544   Granada Compass Plc+ ........................            542,701
     75,526   Hays Plc ....................................            194,649
     45,000   Hilton Group Plc ............................            151,259
     27,200   HSBC Holdings Plc ...........................            321,708
     85,000   Kingfisher Plc ..............................            459,949
     70,980   Lattice Group Plc+ ..........................            158,475
     19,000   Reckitt Benckiser Plc .......................            273,898
    318,000   Reed International Plc ......................          2,817,602
     74,000   Rio Tinto Plc ...............................          1,313,418
    139,688   Royal Bank of Scotland Group Plc ............          3,078,506
      2,670   Sainsbury (J.) Plc ..........................             16,645
    373,856   Shell Transport & Trading
                Company Plc ...............................          3,107,447
     42,000   Smith (David S.) Holdings Plc ...............             82,402
     59,000   Standard Chartered Plc ......................            755,931
    179,300   Tesco Plc ...................................            646,814
    163,814   Tomkins Plc .................................            422,189
     79,857   Unilever Plc ................................            672,747
     20,563   United Business Media Plc ...................            167,158
  1,099,134   Vodafone Group Plc ..........................          2,434,687
    156,640   WPP Group Plc ...............................          1,542,100
                                                                  ------------
                                                                    34,625,370
                                                                  ------------

   UNITED STATES -- 0.2%
     12,600   Flextronics International, Ltd.+ ............            328,986
                                                                  ------------
              Total Common Stock
                (Cost $160,664,017) .......................        135,531,726
                                                                  ------------

RIGHTS -- 0.0%**
   PORTUGAL -- 0.0%
     64,830   Portugal Telecom S.A.,
                Expires 07/09/01+ .........................              8,781
                                                                  ------------
              Total Rights
                (Cost $0) .................................              8,781
                                                                  ------------



                                                                      VALUE
   SHARES                                                           (NOTE 1)
-----------                                                       ------------

PREFERRED STOCK -- 1.5%
   AUSTRALIA -- 0.7%
    128,107   News Corporation (The), Ltd. ................       $  1,026,508
                                                                  ------------

   BRAZIL -- 0.8%
     48,535   Petroleo Brasiliero S.A. Petrobras ..........          1,132,760
                                                                  ------------
              Total Preferred Stock
                (Cost $2,716,113) .........................          2,159,268
                                                                  ------------
TOTAL INVESTMENTS
   (COST $163,380,130*)...........................    95.1%        137,699,775
OTHER ASSETS AND LIABILITIES
   (NET)..........................................     4.9%          7,167,288
                                                     ------       ------------
NET ASSETS........................................   100.0%       $144,867,063
                                                     ======       ============

----------------
*    Aggregate cost for federal tax purposes.
**   Amount represents less than 0.1%.
+    Non-Income Producing Security.

Abbreviations:
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt


                       See Notes to Financial Statements.

   PORTFOLIO OF INVESTMENTS

                              ENDEAVOR SERIES TRUST
                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                            JUNE 30, 2001 (UNAUDITED)

At June 30, 2001, sector diversification of the Portfolio was as follows:

                                                     % OF             VALUE
SECTOR DIVERSIFICATION                            NET ASSETS        (NOTE 1)
----------------------                            ----------        --------
COMMON STOCK:
Banks ....................................            10.8%       $ 15,686,382
Telecommunications .......................             7.0%         10,100,149
Electronics ..............................             6.9%          9,986,314
Drugs ....................................             4.5%          6,539,668
Medical Supplies .........................             4.5%          6,456,013
Oil Companies ............................             4.4%          6,350,905
Medial Products ..........................             4.0%          5,845,089
Publishing & News ........................             3.9%          5,590,561
Financial Services .......................             3.6%          5,251,993
Insurance ................................             3.3%          4,748,416
Petroleum ................................             3.0%          4,349,497
Telephone ................................             3.0%          4,270,648
Office/Business Equipment ................             2.4%          3,464,474
Diversified Financial Services ...........             2.4%          3,408,411
Catering .................................             2.2%          3,130,588
Services .................................             2.1%          3,050,812
Cosmetic/Personal Care ...................             2.0%          2,922,991
Electrical Equipment .....................             1.7%          2,401,990
Diversified Operations ...................             1.4%          2,027,521
Beverages ................................             1.4%          2,015,409
Retail Grocery ...........................             1.3%          1,896,449
Agriculture ..............................             1.3%          1,861,093
Food & Kindred Products ..................             1.3%          1,823,054
Real Estate ..............................             1.2%          1,723,424
Commercial Services ......................             1.1%          1,652,436
Other Services ...........................             1.0%          1,498,201
Broadcasting Radio & TV ..................             0.9%          1,326,777
Building  and Construction ...............             0.9%          1,320,039
Diversified Mining .......................             0.9%          1,313,418
Electronic-Semiconductor .................             0.8%          1,221,947
Electrical Products ......................             0.8%          1,192,957
Office Supplies ..........................             0.6%            913,482
Manufacturing Industries .................             0.6%            909,772
Media ....................................             0.6%            802,739
Banking/Financials .......................             0.5%            743,598





                                                     % OF             VALUE
SECTOR DIVERSIFICATION                            NET ASSETS        (NOTE 1)
----------------------                            ----------        --------
COMMON STOCK (CONTINUED):
Computers Software .......................             0.5%       $    722,964
Consumer Goods ...........................             0.5%            672,747
Electric Services ........................             0.3%            426,107
Therapeutics .............................             0.3%            604,747
Transportation Services ..................             0.3%            391,081
Consumer Non-Durables ....................             0.3%            369,667
Building Products ........................             0.2%            339,809
Apparel ..................................             0.2%            336,697
Chemicals ................................             0.2%            335,089
Machinery ................................             0.2%            307,851
Computer Systems .........................             0.2%            304,613
Computer Industry ........................             0.2%            300,435
Energy & Utilities .......................             0.2%            266,196
Consumer Elect/Appliances ................             0.2%            259,106
Multi Media ..............................             0.2%            244,384
Gas Transmission .........................             0.2%            237,134
Holding, Other Investment Offices ........             0.2%            231,778
Metals ...................................             0.2%            229,124
Real Estate Investment Offices (REIT) ....             0.1%            221,805
Steel ....................................             0.1%            184,954
Wine & Spirits ...........................             0.1%            153,631
Casino/Gambling ..........................             0.1%            151,259
Construction .............................             0.1%            116,798
Engineering ..............................             0.1%            102,900
Paper ....................................             0.1%             82,402
Auto & Trucks ............................             0.0%#            67,142
Networking Software ......................             0.0%#            59,656
Data Processing ..........................             0.0%#            14,433
                                                     ------       ------------
TOTAL COMMON STOCK .......................            93.6%        135,531,726
TOTAL RIGHTS .............................             0.0%#             8,781
TOTAL PREFERRED STOCK ....................             1.5%          2,159,268
                                                     ------       ------------
TOTAL INVESTMENTS ........................            95.1%        137,699,775
OTHER ASSETS AND LIABILITIES .............             4.9%          7,167,288
                                                     ------       ------------
NET ASSETS ...............................           100.0%       $144,867,063
                                                     ======       ============


----------------------
#    Amount represents less than 0.1%

                       See Notes to Financial Statements.

                      (This page intentionally left blank.)

   STATEMENTS OF ASSETS AND LIABILITIES

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

                                                                                                         DREYFUS
                                        CAPITAL        CAPITAL         CAPITAL         DREYFUS            U.S.        ENDEAVOR
                                       GUARDIAN        GUARDIAN       GUARDIAN        SMALL CAP        GOVERNMENT       ASSET
                                        GLOBAL        U.S. EQUITY       VALUE           VALUE          SECURITIES    ALLOCATION
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO     PORTFOLIO
                                     ------------      -----------    ------------    ------------    ------------   ------------
ASSETS:
Investments, at value (Note 1)
   See accompanying
   schedule ...................      $ 42,718,039      $35,720,794    $191,621,653    $291,575,871    $ 72,421,175   $315,055,073
Repurchase agreements
   (Note 1) ...................                --               --              --              --       3,651,000     15,668,000
Cash ..........................         1,548,927        1,942,092          13,726         166,943         144,711        216,470
Foreign currency, at value
   (Cost $133,934, $2,880, $190
   $274,797, and $2,511,428,
   respectively) ..............           171,400               --              --              --              --             --
Receivable for investment
   securities sold ............           195,622           87,675      10,687,501      14,370,263      27,283,936     21,111,802
Receivable for Portfolio
   shares sold ................                --               --              --       2,864,135              --             --
Unamortized organization
   costs (Note 6) .............            13,220               --              --              --              --             --
Dividends and/or interest
   receivable .................            55,227           27,841         211,568          24,382         972,425      1,526,855
Net unrealized appreciation
   on forward foreign
   currency contracts .........                --               --              --              --              --             --
Prepaid expenses ..............                --              339           2,586           2,560           1,045          7,961
Variation Margin (Note 1) .....                --               --              --              --         152,525        195,984
Other Assets ..................                --               --              --              --              --            768
                                     ------------      -----------    ------------    ------------    ------------   ------------
   Total Assets ...............        44,702,435       37,778,741     202,537,034     309,004,154     104,626,817    353,782,913
                                     ------------      -----------    ------------    ------------    ------------   ------------
LIABILITIES:
Payable for investment
   securities purchased .......         2,033,767        1,992,211      11,153,406      24,990,089      16,809,724     53,035,318
Foreign currency, at value
   (Cost $11,948) .............                --               --              --              --              --             --
Net unrealized depreciation
   on forward foreign
   currency contracts .........            40,107               --              --              --              --             --
Distributions Payable .........                --               --              --              --              --             --
Due to Custodian ..............                --               --              --              --              --             --
Investment management fee
   payable (Note 2) ...........            37,776           25,075         141,597         185,272          48,493        199,951
Accrued expenses and other
   payables ...................            14,789           10,309          12,945          32,068          10,893         64,795
                                     ------------      -----------    ------------    ------------    ------------   ------------
   Total Liabilities ..........         2,126,439        2,027,595      11,307,948      25,207,429      16,869,110     53,300,064
                                     ------------      -----------    ------------    ------------    ------------   ------------
NET ASSETS ....................      $ 42,575,996      $35,751,146    $191,229,086    $283,796,725    $ 87,757,707   $300,482,849
                                     ============      ===========    ============    ============    ============   ============
Investments, at
   Identified Cost ............      $ 46,063,014      $35,822,137    $171,247,051    $303,172,570    $ 76,100,757   $319,519,651
                                     ============      ===========    ============    ============    ============   ============

                                                                                                                         T. ROWE
                                  ENDEAVOR                            ENDEAVOR          ENDEAVOR                          PRICE
                                  ENHANCED          ENDEAVOR            JANUS             MONEY           JENNISON        EQUITY
                                    INDEX          HIGH YIELD          GROWTH            MARKET            GROWTH         INCOME
                                  PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO      PORTFOLIO
                                 ------------      -----------      ------------      ------------      -----------    ------------
ASSETS:
Investments, at value (Note 1)
   See accompanying
   schedule ...................  $143,597,942      $28,357,224      $564,070,626      $264,532,173      $32,960,904    $270,522,948
Repurchase agreements
   (Note 1) ...................            --               --                --                --               --              --
Cash ..........................        19,302          148,007                --                --               --              --
Foreign currency, at value
   (Cost $133,934, $2,880, $190
   $274,797, and $2,511,428,
   respectively) ..............            --               --             2,867                --               --             232
Receivable for investment
   securities sold ............     1,045,597        2,579,513        32,010,428                --          134,745       2,060,552
Receivable for Portfolio
   shares sold ................        22,274               --                --                --               --              --
Unamortized organization
   costs (Note 6) .............         4,168            9,017                --                --            1,981              --
Dividends and/or interest
   receivable .................       149,463          618,235            70,268           212,283           20,083         528,422
Net unrealized appreciation
   on forward foreign
   currency contracts .........            --               --           296,173                --               --              --
Prepaid expenses ..............         2,000               --            13,564             1,761              563           3,339
Variation Margin (Note 1) .....         3,079               --                --                --               --              --
Other Assets ..................            --               --                --                --               --              --
                                 ------------      -----------      ------------      ------------      -----------    ------------
   Total Assets ...............   144,843,825       31,711,996       596,463,926       264,746,217       33,118,276     273,115,493
                                 ------------      -----------      ------------      ------------      -----------    ------------
LIABILITIES:
Payable for investment
   securities purchased .......     1,076,491        2,910,577        34,690,942                --          665,365       1,760,675
Foreign currency, at value
   (Cost $11,948) .............            --           10,070                --                --               --              --
Net unrealized depreciation
   on forward foreign
   currency contracts .........            --               --                --                --               --              --
Distributions Payable .........            --               --                --           717,095               --              --
Due to Custodian ..............            --               --           212,853                --               --              --
Investment management fee
   payable (Note 2) ...........        92,064           19,431           362,715           101,836           22,002         187,994
Accrued expenses and other
   payables ...................        33,933           12,546            56,325             8,495            4,933          12,555
                                 ------------      -----------      ------------      ------------      -----------    ------------
   Total Liabilities ..........     1,202,488        2,952,624        35,322,835           827,426          692,300       1,961,224
                                 ------------      -----------      ------------      ------------      -----------    ------------
NET ASSETS ....................  $143,641,337      $28,759,372      $561,141,091      $263,918,791      $32,425,976    $271,154,269
                                 ============      ===========      ============      ============      ===========    ============
Investments, at
   Identified Cost ............  $147,112,951      $31,601,956      $617,699,380      $264,532,173      $34,482,022    $252,353,955
                                 ============      ===========      ============      ============      ===========    ============

                                        T. ROWE         T. ROWE
                                         PRICE           PRICE
                                         GROWTH       INTERNATIONAL
                                         STOCK           STOCK
                                       PORTFOLIO       PORTFOLIO
                                     ------------      ------------
ASSETS:
Investments, at value (Note 1)
   See accompanying
   schedule ...................      $235,586,640      $137,699,775
Repurchase agreements
   (Note 1) ...................                --                --
Cash ..........................           346,693         4,276,695
Foreign currency, at value
   (Cost $133,934, $2,880, $190
   $274,797, and $2,511,428,
   respectively) ..............           271,792         2,452,393
Receivable for investment
   securities sold ............         2,936,588           693,609
Receivable for Portfolio
   shares sold ................                --                --
Unamortized organization
   costs (Note 6) .............                --                --
Dividends and/or interest
   receivable .................           206,055           330,374
Net unrealized appreciation
   on forward foreign
   currency contracts .........                --                --
Prepaid expenses ..............             3,475             2,845
Variation Margin (Note 1) .....                --                --
Other Assets ..................                --                --
                                     ------------      ------------
   Total Assets ...............       239,351,243       145,455,691
                                     ------------      ------------
LIABILITIES:
Payable for investment
   securities purchased .......         2,313,925           450,210
Foreign currency, at value
   (Cost $11,948) .............                --                --
Net unrealized depreciation
   on forward foreign
   currency contracts .........                --                --
Distributions Payable .........                --                --
Due to Custodian ..............                --                --
Investment management fee
   payable (Note 2) ...........           163,291           105,467
Accrued expenses and other
   payables ...................            34,900            32,951
                                     ------------      ------------
   Total Liabilities ..........         2,512,116           588,628
                                     ------------      ------------
NET ASSETS ....................      $236,839,127      $144,867,063
                                     ============      ============
Investments, at
   Identified Cost ............      $218,627,059      $163,380,130
                                     ============      ============

                       See Notes to Financial Statements.

                                      46-47

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)


                                                                                                         DREYFUS
                                        CAPITAL        CAPITAL         CAPITAL         DREYFUS            U.S.         ENDEAVOR
                                       GUARDIAN        GUARDIAN       GUARDIAN        SMALL CAP        GOVERNMENT        ASSET
                                        GLOBAL        U.S. EQUITY       VALUE           VALUE          SECURITIES     ALLOCATION
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO
                                     ------------      -----------    ------------    ------------    ------------    ------------
NET ASSETS CONSIST OF:
Undistributed net investment
   income/(loss) ..............      $     63,140      $    29,239    $    936,087    $   (384,553)   $  1,933,107    $  3,060,967
Accumulated net realized
   gain/(loss) on investments
   sold,  futures  contracts,
   forward foreign exchange
   contracts, foreign currencies
   and net other assets .......        (1,095,024)         103,943       4,912,353      32,855,524      (1,180,908)     (3,487,044)
Net unrealized  appreciation/
   (depreciation) of investments,
   futures contracts,
   forward foreign exchange
   contracts, foreign currencies
   and net other assets .......        (3,347,616)        (101,343)     20,374,602     (11,596,699)          1,671      11,156,305
Paid-in capital ...............        46,955,496       35,719,307     165,006,044     262,922,453      87,003,837     289,752,621
                                     ------------      -----------    ------------    ------------    ------------    ------------
   Total Net Assets ...........      $ 42,575,996      $35,751,146    $191,229,086    $283,796,725    $ 87,757,707    $300,482,849
                                     ============      ===========    ============    ============    ============    ============
 NET ASSET VALUE, offering
   price and redemption price
   per share of beneficial
   interest outstanding .......      $      11.19      $     10.02    $      17.03    $      15.68    $      11.64    $      15.89
                                     ============      ===========    ============    ============    ============    ============
 Number of Portfolio shares
   outstanding ................         3,805,169        3,567,503      11,230,970      18,097,209       7,538,270      18,912,002
                                     ============      ===========    ============    ============    ============    ============

                                                                                                                        T. ROWE
                                     ENDEAVOR                            ENDEAVOR        ENDEAVOR                        PRICE
                                     ENHANCED          ENDEAVOR            JANUS           MONEY         JENNISON        EQUITY
                                       INDEX          HIGH YIELD          GROWTH          MARKET          GROWTH         INCOME
                                     PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                    ------------      -----------      ------------    ------------    -----------    ------------
NET ASSETS CONSIST OF:
Undistributed net investment
   income/(loss) ..............     $    267,508      $ 1,040,761      $ (1,379,613)   $         --    $   (25,063)   $  2,149,222
Accumulated net realized
   gain/(loss) on investments
   sold,  futures  contracts,
   forward foreign exchange
   contracts, foreign currencies
   and net other assets .......       (9,678,528)        (978,062)     (119,338,514)         16,559     (7,781,759)      2,724,301
Net unrealized  appreciation/
   (depreciation) of investments,
   futures contracts,
   forward foreign exchange
   contracts, foreign currencies
   and net other assets .......       (3,542,470)      (3,242,854)      (53,332,594)             --     (1,521,118)     18,169,035
Paid-in capital ...............      156,594,827       31,939,527       735,191,812     263,902,232     41,753,916     248,111,711
                                    ------------      -----------      ------------    ------------    -----------    ------------
   Total Net Assets ...........     $143,641,337      $28,759,372      $561,141,091    $263,918,791    $32,425,976    $271,154,269
                                    ============      ===========      ============    ============    ===========    ============
 NET ASSET VALUE, offering
   price and redemption price
   per share of beneficial
   interest outstanding .......     $      14.20      $      8.80      $      55.03    $       1.00    $      8.78    $      18.23
                                    ============      ===========      ============    ============    ===========    ============
 Number of Portfolio shares
   outstanding ................       10,113,049        3,267,398        10,197,837     263,902,232      3,693,829      14,873,456
                                    ============      ===========      ============    ============    ===========    ============

                                           T. ROWE         T. ROWE
                                            PRICE           PRICE
                                            GROWTH       INTERNATIONAL
                                            STOCK           STOCK
                                          PORTFOLIO       PORTFOLIO
                                        ------------      ------------
NET ASSETS CONSIST OF:
Undistributed net investment
   income/(loss) ..............         $    103,930      $    179,328
Accumulated net realized
   gain/(loss) on investments
   sold,  futures  contracts,
   forward foreign exchange
   contracts, foreign currencies
   and net other assets .......          (12,834,954)       (1,683,388)
Net unrealized  appreciation/
   (depreciation) of investments,
   futures contracts,
   forward foreign exchange
   contracts, foreign currencies
   and net other assets .......           16,956,576       (25,739,390)
Paid-in capital ...............          232,613,575       172,110,513
                                        ------------      ------------
   Total Net Assets ...........         $236,839,127      $144,867,063
                                        ============      ============
 NET ASSET VALUE, offering
   price and redemption price
   per share of beneficial
   interest outstanding .......         $      20.08      $       9.93
                                        ============      ============
 Number of Portfolio shares
   outstanding ................           11,794,951        14,592,132
                                        ============      ============

                       See Notes to Financial Statements.

                                      48-49

   STATEMENTS OF OPERATIONS

                              ENDEAVOR SERIES TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


                                                                                                         DREYFUS
                                        CAPITAL        CAPITAL         CAPITAL         DREYFUS            U.S.          ENDEAVOR
                                       GUARDIAN        GUARDIAN       GUARDIAN        SMALL CAP        GOVERNMENT         ASSET
                                        GLOBAL        U.S. EQUITY       VALUE           VALUE          SECURITIES      ALLOCATION
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO
                                     ------------      -----------    ------------    ------------    ------------     ------------
INVESTMENT INCOME:
Dividends .....................      $    309,203      $   181,545    $  1,707,404    $    710,886    $         --     $    663,015
Interest ......................            72,013           35,311         103,857          67,598       2,234,945        3,786,442
Other .........................                --               --              --           8,168              --               --
Foreign taxes withheld ........           (15,107)              --          (9,360)         (2,795)             --               --
                                     ------------      -----------    ------------    ------------    ------------     ------------
   Total Investment Income ....           366,109          216,856       1,801,901         783,857       2,234,945        4,449,457
                                     ------------      -----------    ------------    ------------    ------------     ------------
EXPENSES:
Investment management fee
   (Note 2) ...................           241,611          143,492         785,220       1,038,295         264,964        1,197,244
Administration fees (Note 2) ..            22,908           22,379          35,951          52,175          14,828           87,003
Custodian fees (Note 2) .......            20,996            6,969          11,435          33,390          34,235           39,608
Transfer agent fees ...........                49               35             250             462             125              697
Marketing fees paid indirectly
   (Note 2) ...................                --               --              --         343,092              --          102,592
Professional fees .............             4,128            2,711          15,141          21,020           5,936           31,978
Amortization of organization
   costs (Note 6) .............             3,138               --              --              --              --               --
Trustees' fees and expenses
   (Note 2) ...................             2,315            1,816           6,486          12,325           2,749           12,968
Printing fees .................               738              731           5,063           5,753           2,049            8,196
Insurance fees ................                --               --           1,737           1,860             720            3,895
Other .........................             4,889            9,850           5,561           8,740           4,613           15,351
                                     ------------      -----------    ------------    ------------    ------------     ------------
   Subtotal ...................           300,772          187,983         866,844       1,517,112         330,219        1,499,532
Fees paid indirectly (Note 2) .                --               --              --        (343,092)             --         (102,592)
Credits allowed by the
   custodian (Note 2) .........              (865)            (367)         (1,128)         (5,610)        (28,408)          (8,536)
                                     ------------      -----------    ------------    ------------    ------------     ------------
   Total expenses .............           299,907          187,616         865,716       1,168,410         301,811        1,388,404
                                     ------------      -----------    ------------    ------------    ------------     ------------
NET INVESTMENT
   INCOME/(LOSS) ..............            66,202           29,240         936,185        (384,553)      1,933,134        3,061,053
                                     ------------      -----------    ------------    ------------    ------------     ------------

                                                                                                                       T. ROWE
                                     ENDEAVOR                            ENDEAVOR        ENDEAVOR                       PRICE
                                     ENHANCED          ENDEAVOR            JANUS           MONEY        JENNISON        EQUITY
                                       INDEX          HIGH YIELD          GROWTH          MARKET         GROWTH         INCOME
                                     PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                    ------------      -----------      ------------    ------------   -----------    ------------
INVESTMENT INCOME:
Dividends .....................     $    891,663      $        --      $    767,554    $         --   $   111,072    $  2,820,719
Interest ......................           27,187        1,180,162           603,086       4,081,052        29,832         308,164
Other .........................               --            5,177                --              --            --              --
Foreign taxes withheld ........               --               --              (501)             --            --          (6,752)
                                    ------------      -----------      ------------    ------------   -----------    ------------
   Total Investment Income ....          918,850        1,185,339         1,370,139       4,081,052       140,904       3,122,131
                                    ------------      -----------      ------------    ------------   -----------    ------------
EXPENSES:
Investment management fee
   (Note 2) ...................          552,035          104,259         2,539,294         401,705       143,093       1,046,408
Administration fees (Note 2) ..           32,703           21,477            51,665          24,859         6,295          49,231
Custodian fees (Note 2) .......           31,256            7,720            43,318          16,293         6,596          17,573
Transfer agent fees ...........              200               25             1,442             192            60              21
Marketing fees paid indirectly
   (Note 2) ...................               --               --           130,391              --            --              --
Professional fees .............           14,433            2,386            57,408           8,220         2,672          17,315
Amortization of organization
   costs (Note 6) .............            2,492            1,380                --              --         2,590              --
Trustees' fees and expenses
   (Note 2) ...................            5,568              777            31,653           4,425         1,400           9,052
Printing fees .................            3,751              897            15,654           3,035           692           6,740
Insurance fees ................            1,441              603            10,979           1,016           378           2,152
Other .........................            7,879            8,492            19,508           1,565         2,424           5,859
                                    ------------      -----------      ------------    ------------   -----------    ------------
   Subtotal ...................          651,758          148,016         2,901,312         461,310       166,200       1,154,351
Fees paid indirectly (Note 2) .               --               --          (130,391)             --            --              --
Credits allowed by the
   custodian (Note 2) .........             (419)          (3,702)          (21,307)         (7,383)         (239)           (973)
                                    ------------      -----------      ------------    ------------   -----------    ------------
   Total expenses .............          651,339          144,314         2,749,614         453,927       165,961       1,153,378
                                    ------------      -----------      ------------    ------------   -----------    ------------
NET INVESTMENT
   INCOME/(LOSS) ..............          267,511        1,041,025        (1,379,475)      3,627,125       (25,057)      1,968,753
                                    ------------      -----------      ------------    ------------   -----------    ------------

                                       T. ROWE         T. ROWE
                                        PRICE           PRICE
                                        GROWTH       INTERNATIONAL
                                        STOCK           STOCK
                                      PORTFOLIO       PORTFOLIO
                                    ------------      ------------
INVESTMENT INCOME:
Dividends .....................     $    911,751      $  1,522,861
Interest ......................          312,324            22,352
Other .........................            6,001                --
Foreign taxes withheld ........          (12,628)         (164,568)
                                    ------------      ------------
   Total Investment Income ....        1,217,448         1,380,645
                                    ------------      ------------
EXPENSES:
Investment management fee
   (Note 2) ...................          982,551           743,290
Administration fees (Note 2) ..           55,943            38,992
Custodian fees (Note 2) .......           27,175            76,789
Transfer agent fees ...........            1,037               400
Marketing fees paid indirectly
   (Note 2) ...................            7,155                --
Professional fees .............           21,143            17,985
Amortization of organization
   costs (Note 6) .............               --                --
Trustees' fees and expenses
   (Note 2) ...................           10,130             7,236
Printing fees .................            6,741             5,659
Insurance fees ................            2,582             2,174
Other .........................            7,096            12,079
                                    ------------      ------------
   Subtotal ...................        1,121,553           904,604
Fees paid indirectly (Note 2) .           (7,155)               --
Credits allowed by the
   custodian (Note 2) .........             (880)          (74,553)
                                    ------------      ------------
   Total expenses .............        1,113,518           830,051
                                    ------------      ------------
NET INVESTMENT
   INCOME/(LOSS) ..............          103,930           550,594
                                    ------------      ------------

                       See Notes to Financial Statements.

                                      50-51

                              ENDEAVOR SERIES TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

                                                                                                          DREYFUS
                                        CAPITAL       CAPITAL          CAPITAL         DREYFUS             U.S.         ENDEAVOR
                                       GUARDIAN       GUARDIAN        GUARDIAN        SMALL CAP         GOVERNMENT        ASSET
                                        GLOBAL       U.S. EQUITY        VALUE           VALUE           SECURITIES     ALLOCATION
                                       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO      PORTFOLIO
                                     ------------     -----------     ------------    ------------     ------------    ------------
REALIZED AND
   UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS AND
   FOREIGN CURRENCY
   (NOTES 1 AND 3):
Net realized gain/(loss) on:
   Investments ................          (571,993)        122,242        5,009,470      34,421,976        1,197,001      (3,073,837)
   Futures contracts ..........                --              --               --              --         (687,818)        292,079
   Foreign currencies and net
     other assets .............           (51,128)             --               --              --               --              --
                                     ------------     -----------     ------------    ------------     ------------    ------------
Net realized gain/(loss) on
   investments and foreign
   currency during the period .          (623,121)        122,242        5,009,470      34,421,976          509,183      (2,781,758)
                                     ------------     -----------     ------------    ------------     ------------    ------------
Net change in unrealized
   appreciation/(depreciation) of:
   Investments ................        (1,862,023)       (405,835)       2,636,477      26,941,732         (254,686)    (21,974,874)
   Futures contracts ..........                --              --               --              --           78,144         275,509
   Forward foreign exchange
     contracts ................           (44,571)             --               --              --               --              --
   Foreign currencies and
     net other assets .........            29,703              --               --              --               --              --
                                     ------------     -----------     ------------    ------------     ------------    ------------
Net unrealized appreciation/
   (depreciation) of investments
   and foreign currency during
    the period ................        (1,876,891)       (405,835)       2,636,477      26,941,732         (176,542)    (21,699,365)
                                     ------------     -----------     ------------    ------------     ------------    ------------
Net realized and unrealized
   gain/(loss) on investments
   and foreign currency
   during the period ..........        (2,500,012)       (283,593)       7,645,947      61,363,708          332,641     (24,481,123)
                                     ------------     -----------     ------------    ------------     ------------    ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS .................      $ (2,433,810)    $  (254,353)    $  8,582,132    $ 60,979,155     $  2,265,775    $(21,420,070)
                                     ============     ===========     ============    ============     ============    ============

                                                                                                                       T. ROWE
                                     ENDEAVOR                        ENDEAVOR                                           PRICE
                                     ENHANCED        ENDEAVOR          JANUS            MONEY         JENNISON          EQUITY
                                       INDEX        HIGH YIELD        GROWTH           MARKET          GROWTH           INCOME
                                     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                    ------------    -----------    ------------     ------------    -----------      ------------
REALIZED AND
   UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS AND
   FOREIGN CURRENCY
   (NOTES 1 AND 3):
Net realized gain/(loss) on:
   Investments ................       (6,293,953)      (620,672)   (106,468,320)          16,570     (6,063,214)        3,306,778
   Futures contracts ..........           65,660             --              --               --             --                --
   Foreign currencies and net
     other assets .............               --            424          45,002               --             --                --
                                    ------------    -----------    ------------     ------------    -----------      ------------
Net realized gain/(loss) on
   investments and foreign
   currency during the period .       (6,228,293)      (620,248)   (106,423,318)          16,570     (6,063,214)        3,306,778
                                    ------------    -----------    ------------     ------------    -----------      ------------
Net change in unrealized
   appreciation/(depreciation) of:
   Investments ................       (2,661,172)       (40,472)    (14,131,581)              --      1,355,187         2,374,631
   Futures contracts ..........          (53,335)            --              --               --             --                --
   Forward foreign exchange
     contracts ................               --             --              --               --             --                --
   Foreign currencies and
     net other assets .........               --          1,949         296,378               --             --                82
                                    ------------    -----------    ------------     ------------    -----------      ------------
Net unrealized appreciation/
   (depreciation) of investments
   and foreign currency during
    the period ................       (2,714,507)       (38,523)    (13,835,203)              --      1,355,187         2,374,713
                                    ------------    -----------    ------------     ------------    -----------      ------------
Net realized and unrealized
   gain/(loss) on investments
   and foreign currency
   during the period ..........       (8,942,800)      (658,771)   (120,258,521)          16,570     (4,708,027)        5,681,491
                                    ------------    -----------    ------------     ------------    -----------      ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS .................     $ (8,675,289)   $   382,254    $(121,637,996)   $  3,643,695    $(4,733,084)     $  7,650,244
                                    ============    ===========    =============    ============    ===========      ============

                                         T. ROWE         T. ROWE
                                          PRICE           PRICE
                                          GROWTH       INTERNATIONAL
                                          STOCK           STOCK
                                        PORTFOLIO       PORTFOLIO
                                      ------------      ------------
REALIZED AND
   UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS AND
   FOREIGN CURRENCY
   (NOTES 1 AND 3):
Net realized gain/(loss) on:
   Investments ................        (11,162,307)       (1,144,217)
   Futures contracts ..........                 --                --
   Foreign currencies and net
     other assets .............            (73,923)          (44,095)
                                      ------------      ------------
Net realized gain/(loss) on
   investments and foreign
   currency during the period .        (11,236,230)       (1,188,312)
                                      ------------      ------------
Net change in unrealized
   appreciation/(depreciation) of:
   Investments ................        (10,229,620)      (28,542,496)
   Futures contracts ..........                 --                --
   Forward foreign exchange
     contracts ................                 --                --
   Foreign currencies and
     net other assets .........             20,806           (12,103)
                                      ------------      ------------
Net unrealized appreciation/
   (depreciation) of investments
   and foreign currency during
    the period ................        (10,208,814)      (28,554,599)
                                      ------------      ------------
Net realized and unrealized
   gain/(loss) on investments
   and foreign currency
   during the period ..........        (21,445,044)      (29,742,911)
                                      ------------      ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS .................       $(21,341,114)     $(29,192,317)
                                      ============      ============

                       See Notes to Financial Statements.

                                      52-53

   STATEMENTS OF CHANGES IN NET ASSETS

                              ENDEAVOR SERIES TRUST
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)


                                                                                                          DREYFUS
                                        CAPITAL       CAPITAL          CAPITAL         DREYFUS             U.S.         ENDEAVOR
                                       GUARDIAN       GUARDIAN        GUARDIAN        SMALL CAP         GOVERNMENT        ASSET
                                        GLOBAL       U.S. EQUITY        VALUE           VALUE           SECURITIES     ALLOCATION
                                       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO      PORTFOLIO
                                     ------------     -----------     ------------    ------------     ------------    ------------
Net investment
   income/(loss) ..............      $     66,202     $    29,240     $    936,185    $   (384,553)    $  1,933,134    $  3,061,053
Net realized gain/(loss) on
   investments, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net
   other assets during
   the period .................          (623,121)        122,242        5,009,470      34,421,976          509,183      (2,781,758)
Net change  in  unrealized
   appreciation/depreciation
   of  investments,  futures
   contracts,  forward foreign
   exchange  contracts,  foreign
   currencies and net
   other assets during
   the period .................        (1,876,891)       (405,835)       2,636,477      26,941,732         (176,542)    (21,699,365)
                                     ------------     -----------     ------------    ------------     ------------    ------------
Net increase/(decrease)
   in net assets resulting
   from operations ............        (2,433,810)       (254,353)       8,582,132      60,979,155        2,265,775     (21,420,070)
Distributions to
   shareholders from net
   investment income ..........                --         (32,409)      (1,401,959)             --       (4,067,818)     (6,100,887)
Distributions to
   shareholders from
   net realized gains .........          (985,448)        (33,934)     (12,979,337)    (61,530,832)              --     (34,641,383)
Net increase/(decrease)
   in net assets from
   Portfolio share
   transactions (Note 4) ......        (4,356,385)      2,565,006       14,673,960      71,262,295       14,378,241      10,312,183
                                     ------------     -----------     ------------    ------------     ------------    ------------
Net increase/(decrease)
   in net assets ..............        (7,775,643)      2,244,310        8,874,796      70,710,618       12,576,198     (51,850,157)

NET ASSETS:
Beginning of period ...........        50,351,639      33,506,836      182,354,290     213,086,107       75,181,509     352,333,006
                                     ------------     -----------     ------------    ------------     ------------    ------------
End of period .................      $ 42,575,996     $35,751,146     $191,229,086    $283,796,725     $ 87,757,707    $300,482,849
                                     ============     ===========     ============    ============     ============    ============
Undistributed net
   investment
   income/(loss) ..............      $     63,140     $    29,239     $    936,087    $   (384,553)     $  1,933,107   $  3,060,967
                                     ============     ===========     ============    ============      ============   ============

                                                                                                                        T. ROWE
                                      ENDEAVOR                         ENDEAVOR         ENDEAVOR                         PRICE
                                      ENHANCED         ENDEAVOR          JANUS            MONEY         JENNISON         EQUITY
                                        INDEX         HIGH YIELD        GROWTH           MARKET          GROWTH          INCOME
                                      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                     ------------     -----------    ------------     ------------    -----------     ------------
Net investment
   income/(loss) ..............      $    267,511     $ 1,041,025    $ (1,379,475)    $  3,627,125    $   (25,057)    $  1,968,753
Net realized gain/(loss) on
   investments, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net
   other assets during
   the period .................        (6,228,293)       (620,248)   (106,423,318)          16,570     (6,063,214)       3,306,778
Net change  in  unrealized
   appreciation/depreciation
   of  investments,  futures
   contracts,  forward foreign
   exchange  contracts,  foreign
   currencies and net
   other assets during
   the period .................        (2,714,507)        (38,523)    (13,835,203)              --      1,355,187        2,374,713
                                     ------------     -----------    ------------     ------------    -----------     ------------
Net increase/(decrease)
   in net assets resulting
   from operations ............        (8,675,289)        382,254    (121,637,996)       3,643,695     (4,733,084)       7,650,244
Distributions to
   shareholders from net
   investment income ..........          (872,983)     (1,691,398)             --       (3,627,125)      (660,056)      (4,710,864)
Distributions to
   shareholders from
   net realized gains .........                --              --     (13,439,470)          (1,288)            --      (20,939,645)
Net increase/(decrease)
   in net assets from
   Portfolio share
   transactions (Note 4) ......        (3,327,809)      8,335,246     (57,965,480)     139,274,876      1,360,659       31,811,089
                                     ------------     -----------    ------------     ------------    -----------     ------------
Net increase/(decrease)
   in net assets ..............       (12,876,081)      7,026,102    (193,042,946)     139,290,158     (4,032,481)      13,810,824

NET ASSETS:
Beginning of period ...........       156,517,418      21,733,270     754,184,037      124,628,633     36,458,457      257,343,445
                                     ------------     -----------    ------------     ------------    -----------     ------------
End of period .................      $143,641,337     $28,759,372    $561,141,091     $263,918,791    $32,425,976     $271,154,269
                                     ============     ===========    ============     ============    ===========     ============
Undistributed net
   investment
   income/(loss) ..............      $    267,508     $ 1,040,761    $ (1,379,613)    $         --    $   (25,063)    $  2,149,222
                                     ============     ===========    ============     ============    ===========     ============

                                          T. ROWE         T. ROWE
                                           PRICE           PRICE
                                           GROWTH       INTERNATIONAL
                                           STOCK           STOCK
                                         PORTFOLIO       PORTFOLIO
                                       ------------      ------------
Net investment
   income/(loss) ..............        $    103,930      $    550,594
Net realized gain/(loss) on
   investments, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net
   other assets during
   the period .................         (11,236,230)       (1,188,312)
Net change  in  unrealized
   appreciation/depreciation
   of  investments,  futures
   contracts,  forward foreign
   exchange  contracts,  foreign
   currencies and net
   other assets during
   the period .................         (10,208,814)      (28,554,599)
                                       ------------      ------------
Net increase/(decrease)
   in net assets resulting
   from operations ............         (21,341,114)      (29,192,317)
Distributions to
   shareholders from net
   investment income ..........                  --                --
Distributions to
   shareholders from
   net realized gains .........         (37,148,258)      (33,965,844)
Net increase/(decrease)
   in net assets from
   Portfolio share
   transactions (Note 4) ......          25,345,211        21,361,486
                                       ------------      ------------
Net increase/(decrease)
   in net assets ..............         (33,144,161)      (41,796,675)

NET ASSETS:
Beginning of period ...........         269,983,288       186,663,738
                                       ------------      ------------
End of period .................        $236,839,127      $144,867,063
                                       ============      ============
Undistributed net
   investment
   income/(loss) ..............        $    103,930      $    179,328
                                       ============      ============

                       See Notes to Financial Statements.

                                      54-55

   STATEMENTS OF CHANGES IN NET ASSETS

                              ENDEAVOR SERIES TRUST
                      FOR THE YEAR ENDED DECEMBER 31, 2000


                                                                                                        DREYFUS
                                     CAPITAL       CAPITAL          CAPITAL          DREYFUS             U.S.           ENDEAVOR
                                    GUARDIAN       GUARDIAN        GUARDIAN         SMALL CAP         GOVERNMENT          ASSET
                                     GLOBAL       U.S. EQUITY        VALUE            VALUE           SECURITIES       ALLOCATION
                                    PORTFOLIO*     PORTFOLIO**     PORTFOLIO*       PORTFOLIO          PORTFOLIO        PORTFOLIO
                                  ------------     -----------     ------------     ------------     ------------      ------------
Net investment
   income/(loss) ..............   $     42,358     $    32,408     $  1,403,210     $   (474,500)    $  4,061,372      $  6,085,901
Net realized gain/(loss) on
   investments sold, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net
   other assets during
   the period .................        341,314          15,635       12,883,061       62,050,016          257,044        34,316,650
Net change  in  unrealized
   appreciation/depreciation
   of  investments,  futures
   contracts,  forward foreign
   exchange  contracts,  foreign
   currencies and net
   other assets during
   the period .................     (9,614,728)        304,492       (6,246,987)     (40,300,803)       2,854,524       (62,108,598)
                                  ------------     -----------     ------------     ------------     ------------      ------------
Net increase/(decrease)
   in net assets resulting
   from operations ............     (9,231,056)        352,535        8,039,284       21,274,713        7,172,940       (21,706,047)
Distributions to
   shareholders from net
   investment income ..........             --              --       (1,793,729)              --       (4,743,313)       (5,838,631)
Distributions to
   shareholders from
   net realized gains .........     (4,814,106)             --      (28,955,230)     (31,946,414)              --       (32,107,241)
Net increase/(decrease)
   in net assets from
   Portfolio share
   transactions (Note 4) ......     23,626,927      33,154,301       (4,589,317)      35,955,065      (11,024,975)       (2,940,873)
                                  ------------     -----------     ------------     ------------     ------------      ------------
Net increase/(decrease)
   in net assets ..............      9,581,765      33,506,836      (27,298,992)      25,283,364       (8,595,348)      (62,592,792)
NET ASSETS:
Beginning of period ...........     40,769,874              --      209,653,282      187,802,743       83,776,857       414,925,798
                                  ------------     -----------     ------------     ------------     ------------      ------------
End of period .................   $ 50,351,639     $33,506,836     $182,354,290     $213,086,107     $ 75,181,509      $352,333,006
                                  ============     ===========     ============     ============     ============      ============
Undistributed net
   investment
   income/(loss) ..............   $     (3,062)    $    32,408     $  1,401,861     $         --     $  4,067,791      $  6,100,801
                                  ============     ===========     ============     ============     ============      ============

                                                                                                                         T. ROWE
                                    ENDEAVOR                           ENDEAVOR         ENDEAVOR                          PRICE
                                    ENHANCED          ENDEAVOR           JANUS            MONEY          JENNISON         EQUITY
                                      INDEX          HIGH YIELD         GROWTH           MARKET           GROWTH          INCOME
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO***    PORTFOLIO
                                   ------------      -----------     ------------     ------------     -----------     ------------
Net investment
   income/(loss) ..............    $    868,008      $ 1,683,377     $ (2,551,583)    $  6,621,156     $   655,600     $  4,808,979
Net realized gain/(loss) on
   investments sold, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net
   other assets during
   the period .................      (3,103,406)         (97,376)      18,409,552            1,376      (1,718,545)      20,468,054
Net change  in  unrealized
   appreciation/depreciation
   of  investments,  futures
   contracts,  forward foreign
   exchange  contracts,  foreign
   currencies and net
   other assets during
   the period .................     (16,270,141)      (2,761,645)    (336,644,292)              --      (3,781,332)       2,287,644
                                   ------------      -----------     ------------     ------------     -----------     ------------
Net increase/(decrease)
   in net assets resulting
   from operations ............     (18,505,539)      (1,175,644)    (320,786,323)       6,622,532      (4,844,277)      27,564,677
Distributions to
   shareholders from net
   investment income ..........        (767,531)      (1,105,820)              --       (6,621,156)       (615,554)      (4,934,396)
Distributions to
   shareholders from
   net realized gains .........      (9,775,182)              --               --           (4,552)     (2,412,034)     (22,192,187)
Net increase/(decrease)
   in net assets from
   Portfolio share
   transactions (Note 4) ......      31,598,967        4,000,043        9,779,254      (10,146,905)       (569,320)      (7,812,875)
                                   ------------      -----------     ------------     ------------     -----------     ------------
Net increase/(decrease)
   in net assets ..............       2,550,715        1,718,579     (311,007,069)     (10,150,081)     (8,441,185)      (7,374,781)
NET ASSETS:
Beginning of period ...........     153,966,703       20,014,691     1,065,191,106     134,778,714      44,899,642      264,718,226
                                   ------------      -----------     ------------     ------------     -----------     ------------
End of period .................    $156,517,418      $21,733,270     $754,184,037     $124,628,633     $36,458,457     $257,343,445
                                   ============      ===========     ============     ============     ===========     ============
Undistributed net
   investment
   income/(loss) ..............    $    872,980      $ 1,691,134     $       (138)    $         --     $   660,050     $  4,891,333
                                   ============      ===========     ============     ============     ===========     ============

                                       T. ROWE         T. ROWE
                                        PRICE           PRICE
                                        GROWTH       INTERNATIONAL
                                        STOCK           STOCK
                                      PORTFOLIO       PORTFOLIO
                                    ------------      ------------
Net investment
   income/(loss) ..............     $     22,717      $    316,557
Net realized gain/(loss) on
   investments sold, futures
   contracts, forward
   foreign exchange
   contracts, foreign
   currencies and net
   other assets during
   the period .................       36,012,420        33,658,399
Net change  in  unrealized
   appreciation/depreciation
   of  investments,  futures
   contracts,  forward foreign
   exchange  contracts,  foreign
   currencies and net
   other assets during
   the period .................      (37,705,796)      (72,607,509)
                                    ------------      ------------
Net increase/(decrease)
   in net assets resulting
   from operations ............       (1,670,659)      (38,632,553)
Distributions to
   shareholders from net
   investment income ..........         (255,091)         (325,017)
Distributions to
   shareholders from
   net realized gains .........      (27,337,593)      (22,597,665)
Net increase/(decrease)
   in net assets from
   Portfolio share
   transactions (Note 4) ......       41,367,566        19,564,134
                                    ------------      ------------
Net increase/(decrease)
   in net assets ..............       12,104,223       (41,991,101)
NET ASSETS:
Beginning of period ...........      257,879,065       228,654,839
                                    ------------      ------------
End of period .................     $269,983,288      $186,663,738
                                    ============      ============
Undistributed net
   investment
   income/(loss) ..............     $         --      $   (371,266)
                                    ============      ============

-----------------------
* Effective October 9, 2000, Capital Guardian Trust Company became the investment adviser and the names of the Endeavor Select Portfolio and Endeavor Value Equity Portfolio were changed to Capital Guardian Global Portfolio and Capital Guardian Value Portfolio, respectively.
** The Capital Guardian U.S. Equity Portfolio commenced operations on October 9, 2000.
*** Effective October 9, 2000, Jennison Associates LLC became the investment adviser and the name of the Endeavor Opportunity Value Portfolio was changed to Jennison Growth Portfolio.

                       See Notes to Financial Statements.

                                      56-57

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN GLOBAL PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      SIX MONTHS
                                                                         ENDED           YEAR           YEAR          PERIOD
                                                                        06/30/01         ENDED          ENDED          ENDED
                                                                       (UNAUDITED)    12/31/00**      12/31/99     12/31/98*+++
                                                                       -----------    ----------      --------     ------------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period ..............................   $ 12.06        $ 15.77        $ 10.66       $ 10.00
                                                                         -------        -------        -------       -------
   Net investment income/(loss) ......................................      0.02           0.02          (0.01)         0.07
   Net realized and unrealized gain/(loss) on investments ............     (0.62)         (2.37)          5.12          0.59
                                                                         -------        -------        -------       -------
   Net increase/(decrease) in net assets resulting
     from investment operations ......................................     (0.60)         (2.35)          5.11          0.66
                                                                         -------        -------        -------       -------
   DISTRIBUTIONS:
   Distributions from net realized gains .............................     (0.27)         (1.36)            --            --
                                                                         -------        -------        -------       -------
   Total distributions ...............................................     (0.27)         (1.36)            --            --
                                                                         -------        -------        -------       -------
   Net asset value, end of period ....................................   $ 11.19        $ 12.06        $ 15.77       $ 10.66
                                                                         =======        =======        =======       =======
   Total return++ ....................................................     (5.10)%       (15.42)%        47.84%         6.60%
                                                                         =======        =======        =======       =======
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ..............................   $42,576        $50,352        $40,770       $24,865
   Ratio of net investment income/(loss) to average net assets .......      0.29%+         0.08%         (0.12)%        0.75%+
   Ratio of net expenses to average net assets .......................      1.31%+         1.28%          1.48%         1.49%+
   Ratio of expenses to average net assets ...........................      1.32%+         1.30%          1.49%         1.49%+
   Ratio of net expenses to average net assets before waivers ........      1.32%+         1.30%          1.49%         1.55%+
   Portfolio turnover rate ...........................................        33%           303%           157%          128%

----------------------------------------------
  *  The Portfolio commenced operations on February 3, 1998.
 ** Effective October 9, 2000, Capital Guardian Trust Company became the portfolio's adviser and the name of the Endeavor Select Portfolio was changed to Capital Guardian Global Portfolio.
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the period since use of the undistributed method did not accord with results of operations.


                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                     CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   SIX MONTHS
                                                                                      ENDED      PERIOD
                                                                                    06/30/01      ENDED
                                                                                   (UNAUDITED)  12/31/00*
                                                                                   -----------  ---------
   OPERATING PERFORMANCE:
   Net asset value, beginning of period .........................................    $ 10.10     $ 10.00
                                                                                     -------     -------
   Net investment income ........................................................       0.01        0.01
   Net realized and unrealized gain/(loss) on investments .......................      (0.07)       0.09
                                                                                     -------     -------
   Net increase/(decrease) in net assets resulting from investment operations ...      (0.06)       0.10
                                                                                     -------     -------
   DISTRIBUTIONS:
   Distributions from investment income .........................................      (0.01)         --
   Distributions from net realized gains ........................................      (0.01)         --
                                                                                     -------     -------
   Total distributions ..........................................................      (0.02)         --
                                                                                     -------     -------
   Net asset value, end of period ...............................................      10.02       10.10
                                                                                     =======     =======
   Total return++ ...............................................................      (0.60)%      1.00%
                                                                                     =======     =======
   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .........................................    $35,751     $33,507
   Ratio of net investment income to average net assets .........................       0.17%+      0.45%+
   Ratio of net expenses to average net assets ..................................       1.12%+      1.13%+
   Portfolio turnover rate ......................................................         17%        108%

----------------------------------------
  *  The Portfolio commenced operations on October 9, 2000.
  +  Annualized.
 ++  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                        CAPITAL GUARDIAN VALUE PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR       YEAR         YEAR        YEAR        YEAR
                                                             06/30/01      ENDED      ENDED        ENDED       ENDED       ENDED
                                                            (UNAUDITED)  12/31/00*  12/31/99     12/31/98    12/31/97   12/31/96+++
                                                            -----------  ---------  --------     --------    --------   -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $  17.58    $  19.99    $  21.68    $  20.70    $  17.21    $  14.23
                                                             --------    --------    --------    --------    --------    --------
Net investment income ..................................         0.09        0.15        0.18        0.22        0.20        0.20
Net realized and unrealized gain/(loss)
   on investments ......................................         0.76        0.68       (0.72)       1.36        3.96        3.15
                                                             --------    --------    --------    --------    --------    --------
Net increase/(decrease) in net assets resulting
   from investment operations ..........................         0.85        0.83       (0.54)       1.58        4.16        3.35
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
Dividends from net investment income ...................        (0.14)      (0.19)      (0.24)      (0.22)      (0.14)      (0.13)
Distributions from net realized gains ..................        (1.26)      (3.05)      (0.91)      (0.38)      (0.53)      (0.24)
                                                             --------    --------    --------    --------    --------    --------
Total distributions ....................................        (1.40)      (3.24)      (1.15)      (0.60)      (0.67)      (0.37)
                                                             --------    --------    --------    --------    --------    --------
Net asset value, end of period .........................     $  17.03    $  17.58    $  19.99    $  21.68    $  20.70    $  17.21
                                                             ========    ========    ========    ========    ========    ========
Total return++ .........................................         4.67%       5.57%      (3.06)%      7.56%      24.81%      23.84%
                                                             ========    ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $191,229    $182,354    $209,653    $246,102    $216,039    $127,927
                                                             ========    ========    ========    ========    ========    ========
Ratio of net investment income to
   average net assets ..................................         1.02%+      0.77%       0.77%       1.10%       1.39%       1.29%
Ratio of net expenses to average net assets ............         0.94%+      0.91%       0.88%       0.84%       0.89%       0.91%
Ratio of expenses to average net assets ................         0.94%+      0.93%       0.95%       0.85%       0.89%       0.91%
Portfolio turnover rate ................................           26%         85%         51%         19%         16%         27%

---------------------------------------
  * Effective October 9, 2000, Capital Guardian Trust Company became the portfolio's adviser and the name of the Endeavor Value Equity Portfolio was changed to Capital Guardian Value Portfolio.
  +  Annualized.
 ++  Total return represents aggregate total return for the years indicated.
+++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                        DREYFUS SMALL CAP VALUE PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR       YEAR         YEAR        YEAR        YEAR
                                                             06/30/01      ENDED      ENDED        ENDED       ENDED       ENDED
                                                            (UNAUDITED)  12/31/00   12/31/99     12/31/98    12/31/97  12/31/96+++#
                                                            -----------  --------   --------     --------    --------  ------------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $  15.62    $  16.51    $  14.14    $  16.41    $  14.69    $  12.22
                                                             --------    --------    --------    --------    --------    --------
Net investment income/(loss) ...........................        (0.02)      (0.03)      (0.04)      (0.03)       0.02        0.12
Net realized and unrealized gain/(loss)
   on investments ......................................         4.61        1.87        4.00       (0.13)       3.52        2.95
                                                             --------    --------    --------    --------    --------    --------
Net increase/(decrease) in net assets
   resulting from investment operations ................         4.59        1.84        3.96       (0.16)       3.54        3.07
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
Dividends from net investment income ...................           --          --          --       (0.02)      (0.10)      (0.14)
Distributions from net realized gains ..................        (4.53)      (2.73)      (1.59)      (2.09)      (1.72)      (0.46)
                                                             --------    --------    --------    --------    --------    --------
Total distributions ....................................        (4.53)      (2.73)      (1.59)      (2.11)      (1.82)      (0.60)
                                                             --------    --------    --------    --------    --------    --------
Net asset value, end of period .........................     $  15.68    $  15.62    $  16.51    $  14.14    $  16.41    $  14.69
                                                             ========    ========    ========    ========    ========    ========
Total return++ .........................................        28.46%      11.02%      29.39%      (2.18)%     25.56%      25.63%
                                                             ========    ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $283,797    $213,086    $187,803    $158,662    $146,195    $ 85,803
Ratio of net investment income/(loss)
   to average net assets ...............................        (0.30)%+    (0.23)%     (0.28)%     (0.23)%      0.20%       0.95%
Ratio of net expenses to average net assets ............         0.90%+      0.91%       0.90%       0.86%       0.91%       0.92%
Ratio of expenses to average net assets ................         1.17%+      1.26%       1.22%       0.94%       0.91%       0.92%
Portfolio turnover rate ................................           89%        192%        216%        183%        127%        171%

-------------------------------------------
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.
  # The Dreyfus Corporation became the Portfolio's Adviser effective September 16, 1996.


                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                  DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR        YEAR        YEAR        YEAR       YEAR
                                                             06/30/01      ENDED       ENDED       ENDED      ENDED      ENDED
                                                            (UNAUDITED)  12/31/00    12/31/99    12/31/98    12/31/97  12/31/96+++
                                                            -----------  --------    --------    --------    --------  -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $  11.88    $  11.53    $  12.32    $  11.87    $  11.23    $  11.39
                                                             --------    --------    --------    --------    --------    --------
Net investment income ..................................         0.19        0.74        0.62        0.40        0.39        0.62
Net realized and unrealized gain/(loss)
   on investments ......................................         0.15        0.36       (0.73)       0.46        0.61       (0.44)
                                                             --------    --------    --------    --------    --------    --------
Net increase/(decrease) in net assets
   resulting from investment operations ................         0.34        1.10       (0.11)       0.86        1.00        0.18
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
Dividends from net investment income ...................        (0.58)      (0.75)      (0.46)      (0.41)      (0.36)      (0.22)
Distributions from net realized gains ..................           --          --       (0.22)         --          --       (0.12)
                                                             --------    --------    --------    --------    --------    --------
Total distributions ....................................        (0.58)      (0.75)      (0.68)      (0.41)      (0.36)      (0.34)
                                                             --------    --------    --------    --------    --------    --------
Net asset value, end of period .........................     $  11.64    $  11.88    $  11.53    $  12.32    $  11.87    $  11.23
                                                             ========    ========    ========    ========    ========    ========
Total return++ .........................................         2.89%      10.16%      (0.87)%      7.38%       9.15%       1.81%
                                                             ========    ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $ 87,758    $ 75,182    $ 83,777    $ 82,889    $ 46,542    $ 24,727
Ratio of net investment income
   to average net assets ...............................         4.77%+      5.38%       5.52%       5.21%       5.74%       5.68%
Ratio of net expenses to average net assets ............         0.74%+      0.74%       0.73%       0.72%       0.80%       0.82%
Ratio of expenses to average net assets ................         0.81%+      0.76%       0.77%       0.73%       0.80%       0.82%
Portfolio turnover rate ................................          472%      1,109%        596%        615%        185%        222%

-----------------------------------------------
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.


                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                       ENDEAVOR ASSET ALLOCATION PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR        YEAR        YEAR       YEAR        YEAR
                                                             06/30/01      ENDED       ENDED       ENDED      ENDED       ENDED
                                                            (UNAUDITED)  12/31/00    12/31/99    12/31/98#  12/31/97    12/31/96
                                                            -----------  --------    --------    ---------  --------    --------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $  19.47    $  22.89    $  23.89    $  22.34    $  18.84    $  16.28
                                                             --------    --------    --------    --------    --------    --------
Net investment income ..................................         0.19        0.35        0.34        0.43        0.32        0.27
Net realized and unrealized gain/(loss)
   on investments ......................................        (1.32)      (1.60)       4.80        3.50        3.45        2.61
                                                             --------    --------    --------    --------    --------    --------
Net increase/(decrease) in net assets resulting
   from investment operations ..........................        (1.13)      (1.25)       5.14        3.93        3.77        2.88
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
Dividends from net investment income ...................        (0.37)      (0.33)      (0.43)      (0.32)      (0.27)      (0.32)
Distributions from net realized gains ..................        (2.08)      (1.84)      (5.71)      (2.06)         --          --
                                                             --------    --------    --------    --------    --------    --------
Total distributions ....................................        (2.45)      (2.17)      (6.14)      (2.38)      (0.27)      (0.32)
                                                             --------    --------    --------    --------    --------    --------
Net asset value, end of period .........................     $  15.89    $  19.47    $  22.89    $  23.89    $  22.34    $  18.84
                                                             ========    ========    ========    ========    ========    ========
Total return++ .........................................        (6.11)%     (5.93)%     26.39%      18.39%      20.14%      17.82%
                                                             ========    ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $300,483    $352,333    $414,926    $353,001    $303,102    $240,210
Ratio of net investment income to average
   net assets ..........................................         1.93%+      1.50%       1.58%       1.97%       1.61%       1.59%
Ratio of net expenses to average net assets ............         0.88%+      0.85%       0.84%       0.78%       0.84%       0.85%
Ratio of expenses to average net assets ................         0.95%+      0.87%       0.87%       0.80%       0.84%       0.85%
Portfolio turnover rate ................................           99%        158%        220%        262%         67%         58%

-------------------------------------------
  +  Annualized.
 ++  Total return represents aggregate total return for the periods indicated.
  # Morgan Stanley Asset Management became the Portfolio's Adviser effective April 1, 1998.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                        ENDEAVOR ENHANCED INDEX PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR        YEAR       YEAR       PERIOD
                                                             06/30/01      ENDED       ENDED      ENDED       ENDED
                                                            (UNAUDITED)  12/31/00    12/31/99   12/31/98    12/31/97*
                                                            -----------  --------    --------   --------    ---------
OPERATING PERFORMANCE:
Net asset value, beginning of period .....................   $  15.13    $  18.16    $  16.08    $  12.29    $  10.00
                                                             --------    --------    --------    --------    --------
Net investment income ....................................       0.03        0.07        0.08        0.04        0.02
Net realized and unrealized gain/(loss) on investments ...      (0.87)      (1.99)       2.78        3.81        2.27
                                                             --------    --------    --------    --------    --------
Net increase/(decrease) in net assets resulting
  from investment operations .............................      (0.84)      (1.92)       2.86        3.85        2.29
                                                             --------    --------    --------    --------    --------
DISTRIBUTIONS:
Dividends from net investment income .....................      (0.09)      (0.08)      (0.03)      (0.02)         --
Distributions from net realized gains ....................         --       (1.03)      (0.75)      (0.04)         --
                                                             --------    --------    --------    --------    --------
Total distributions ......................................      (0.09)      (1.11)      (0.78)      (0.06)         --
                                                             --------    --------    --------    --------    --------
Net asset value, end of period ...........................   $  14.20    $  15.13    $  18.16    $  16.08    $  12.29
                                                             ========    ========    ========    ========    ========
Total return++ ...........................................      (5.60)%    (10.92)%     18.16%      31.39%      22.90%
                                                             ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................   $143,641    $156,517    $153,967    $ 64,058    $ 19,811
Ratio of net investment income to average net assets .....       0.37%+      0.53%       0.73%       0.48%       0.55%+
Ratio of net expenses to average net assets ..............       0.89%+      0.87%       0.78%       1.10%       1.30%+
Ratio of net expenses to average net assets before waivers       0.89%+      0.87%       0.78%       1.10%       1.56%+
Portfolio turnover rate ..................................         14%         68%         56%         78%          6%

-------------------------------------------
  *  The Portfolio commenced operations on May 2, 1997.
  +  Annualized.
 ++  Total return represents aggregate total return for the periods indicated.


                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                          ENDEAVOR HIGH YIELD PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR       YEAR      PERIOD
                                                             06/30/01      ENDED      ENDED      ENDED
                                                          (UNAUDITED)+++ 12/31/00   12/31/99   12/31/98*
                                                          -------------- --------   --------   ---------
OPERATING PERFORMANCE:
Net asset value, beginning of period .....................   $  9.06     $ 10.09     $  9.69     $ 10.00
                                                             -------     -------     -------     -------
Net investment income ....................................      0.36        0.68        0.47        0.25
Net realized and unrealized gain/(loss) on investments ...     (0.51)      (1.18)       0.09       (0.56)
                                                             -------     -------     -------     -------
Net increase/(decrease) in net assets resulting
  from investment operations .............................     (0.15)      (0.50)       0.56       (0.31)
                                                             -------     -------     -------     -------
DISTRIBUTIONS:
Dividends from net investment income .....................     (0.11)      (0.53)      (0.16)         --
                                                             -------     -------     -------     -------
Total distributions ......................................     (0.11)      (0.53)      (0.16)         --
                                                             -------     -------     -------     -------
Net asset value, end of period ...........................   $  8.80     $  9.06     $ 10.09     $  9.69
                                                             =======     =======     =======     =======
Total return++ ...........................................      2.62%      (5.18)%      5.82%      (3.10)%
                                                             =======     =======     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................   $28,759     $21,733     $20,015     $ 9,819
Ratio of net investment income to average net assets .....      7.77%+      7.87%       7.07%       6.43%+
Ratio of net expenses to average net assets ..............      1.08%+      1.13%       1.22%       1.30%+
Ratio of expenses to average net assets ..................      1.11%+      1.14%       1.25%       1.43%+
Ratio of net expenses to average net assets before waivers      1.11%+      1.14%       1.27%       1.58%+
Portfolio turnover rate ..................................        20%         57%         77%         26%

---------------------------------------
  *  The Portfolio commenced operations on June 1, 1998.
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.


                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                         ENDEAVOR JANUS GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              SIX MONTHS
                                                                                 ENDED       YEAR        PERIOD
                                                                               06/30/01      ENDED        ENDED
                                                                              (UNAUDITED)  12/31/00     12/31/99*
                                                                              -----------  --------     ---------
OPERATING PERFORMANCE:
Net asset value, beginning of period .....................................      $  67.34    $  95.37    $    69.88
                                                                                --------    --------    ----------
Net investment loss ......................................................         (0.14)      (0.23)        (0.04)
Net realized and unrealized gain/(loss) on investments ...................        (10.84)     (27.80)        25.53
                                                                                --------    --------    ----------
Net increase/(decrease) in net assets resulting from investment operations        (10.98)     (28.03)        25.49
                                                                                --------    --------    ----------
DISTRIBUTIONS:
Dividends from net investment income .....................................         (1.33)         --            --
                                                                                --------    --------    ----------
Total distributions ......................................................         (1.33)         --            --
                                                                                --------    --------    ----------
Net asset value, end of period ...........................................      $  55.03    $  67.34    $    95.37
                                                                                ========    ========    ==========
Total return++ ...........................................................        (16.45)%    (29.39)%       36.48%
                                                                                ========    ========    ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....................................      $561,141    $754,184    $1,065,191
Ratio of net investment loss to average net assets .......................         (0.44)%+    (0.24)%       (0.09)%+
Ratio of net expenses to average net assets ..............................          0.88%+      0.85%         0.83%+
Ratio of net expenses to average net assets before waivers ...............          0.92%+      0.86%         0.83%+
Portfolio turnover rate ..................................................            29%         46%           43%

------------------------------------------
  *  The Portfolio commenced operations on May 1, 1999.
  +  Annualized.
 ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                         ENDEAVOR MONEY MARKET PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR        YEAR        YEAR        YEAR       YEAR
                                                             06/30/01      ENDED       ENDED       ENDED       ENDED      ENDED
                                                            (UNAUDITED)  12/31/00    12/31/99    12/31/98#   12/31/97   12/31/96
                                                            -----------  --------    --------    ---------   --------   --------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $   1.00    $   1.00    $   1.00    $   1.00    $  1.00     $  1.00
                                                             --------    --------    --------    --------    -------     -------
Net investment income ..................................       0.0231      0.0579      0.0465      0.0485     0.0498      0.0479
                                                             --------    --------    --------    --------    -------     -------
DISTRIBUTIONS:
Dividends from net investment income ...................      (0.0231)    (0.0579)    (0.0465)    (0.0485)   (0.0498)    (0.0479)
Distributions from net realized gains ..................       0.0000+++       --          --          --         --          --
                                                             --------    --------    --------    --------    -------     -------
Total distributions ....................................      (0.0231)    (0.0579)    (0.0465)    (0.0485)   (0.0498)    (0.0479)
                                                             --------    --------    --------    --------    -------     -------
Net asset value, end of period .........................     $   1.00    $   1.00    $   1.00    $   1.00    $  1.00     $  1.00
                                                             ========    ========    ========    ========    =======     =======
Total return++ .........................................         2.33%       5.95%       4.75%       4.96%      5.07%       4.91%
                                                             ========    ========    ========    ========    =======     =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $263,919    $124,629    $134,779    $100,932    $51,162     $41,545
Ratio of net investment income to
   average net assets ..................................         4.53%+      5.79%       4.67%       4.92%      4.99%       4.81%
Ratio of net expenses to average net assets ............         0.57%+      0.60%       0.55%       0.60%      0.60%       0.60%
Ratio of expenses to average net assets ................         0.58%+      0.60%       0.55%       0.60%      0.60%       0.60%

-------------------------------------------
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Amount rounds to less than $0.0001 per share.
  # Morgan Stanley Asset Management became the Portfolio's Adviser effective April 1, 1998.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                            JENNISON GROWTH PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED        YEAR       YEAR        YEAR        YEAR      PERIOD
                                                             06/30/01      ENDED       ENDED       ENDED       ENDED      ENDED
                                                            (UNAUDITED)  12/31/00**  12/31/99    12/31/98    12/31/97   12/31/96*
                                                            -----------  ----------  --------    --------    --------   ---------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $ 10.30     $ 12.56     $ 12.22     $ 11.75     $ 10.06     $10.00
                                                             -------     -------     -------     -------     -------     -----
Net investment income/(loss) ...........................       (0.01)       0.20        0.18        0.11        0.07        --
Net realized and unrealized gain/(loss)
   on investments ......................................       (1.33)      (1.56)       0.41        0.50        1.62      0.06
                                                             -------     -------     -------     -------     -------     -----
Net increase/(decrease) in net assets
   resulting from investment operations ................       (1.34)      (1.36)       0.59        0.61        1.69      0.06
                                                             -------     -------     -------     -------     -------     -----
DISTRIBUTIONS:
Dividends from net investment income ...................          --       (0.18)      (0.13)      (0.05)         --        --
Distributions from net realized gains ..................       (0.18)      (0.72)      (0.12)      (0.09)         --        --
                                                             -------     -------     -------     -------     -------     -----
Total distributions ....................................       (0.18)      (0.90)      (0.25)      (0.14)         --        --
                                                             -------     -------     -------     -------     -------     -----
Net asset value, end of period .........................     $  8.78     $ 10.30     $ 12.56     $ 12.22     $ 11.75     $10.06
                                                             =======     =======     =======     =======     =======     =====
Total return++ .........................................      (13.10)%    (11.58)%      4.79%       5.18%      16.81%     0.60%
                                                             =======     =======     =======     =======     =======     =====
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $32,426     $36,458     $44,900     $45,506     $26,802     $ 701
Ratio of net investment income/(loss)
   to average net assets ...............................       (0.15)%+     1.60%       1.34%       1.22%       1.34%    (1.09)%+
Ratio of net expenses to average net assets ............        0.99%+      0.93%       0.85%       0.98%       1.15%     1.30%+
Ratio of expenses to average net assets ................        1.00%+      1.00%       0.91%       1.00%       1.15%     1.30%+
Ratio of net expenses to average net assets
   before waivers ......................................        1.00%+      1.00%       0.91%       1.00%       1.16%    12.69%+
Portfolio turnover rate ................................          51%        166%         48%         43%         44%        0%

-------------------------------------------
  *  The Portfolio commenced operations on November 18, 1996.
 ** Effective October 9, 2000, Jennison Associates LLC became the portfolio's adviser and the name of the Endeavor Opportunity Value Portfolio was changed to Jennison Growth Portfolio.
  +  Annualized.
 ++  Total return represents aggregate total return for the periods indicated.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                      T. ROWE PRICE EQUITY INCOME PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR       YEAR         YEAR        YEAR       YEAR
                                                             06/30/01      ENDED      ENDED        ENDED       ENDED      ENDED
                                                            (UNAUDITED)  12/31/00   12/31/99     12/31/98    12/31/97  12/31/96+++
                                                            -----------  --------   --------     --------    --------  -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $  19.52    $  19.50    $  20.04    $  19.34    $  15.49    $ 13.05
                                                             --------    --------    --------    --------    --------    -------
Net investment income ..................................         0.12        0.39        0.38        0.35        0.25       0.41
Net realized and unrealized gain
   on investments ......................................         0.50        1.78        0.42        1.33        4.06       2.17
                                                             --------    --------    --------    --------    --------    -------
Net increase in net assets resulting
   from investment operations ..........................         0.62        2.17        0.80        1.68        4.31       2.58
                                                             --------    --------    --------    --------    --------    -------
DISTRIBUTIONS:
Dividends from net investment income ...................        (0.35)      (0.39)      (0.40)      (0.28)      (0.19)     (0.10)
Distributions from net realized gains ..................        (1.56)      (1.76)      (0.94)      (0.70)      (0.27)     (0.04)
                                                             --------    --------    --------    --------    --------    -------
Total distributions ....................................        (1.91)      (2.15)      (1.34)      (0.98)      (0.46)     (0.14)
                                                             --------    --------    --------    --------    --------    -------
Net asset value, end of period .........................     $  18.23    $  19.52    $  19.50    $  20.04    $  19.34    $ 15.49
                                                             ========    ========    ========    ========    ========    =======
Total return++ .........................................         2.96%      12.31%       3.47%       8.81%      28.27%     19.88%
                                                             ========    ========    ========    ========    ========    =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $271,154    $257,343    $264,718    $262,328    $197,228    $78,251
Ratio of net investment income to
   average net assets ..................................         1.51%+      1.98%       1.89%       2.18%       2.47%      2.89%
Ratio of net expenses to average net assets ............         0.89%+      0.90%       0.87%       0.85%       0.94%      0.96%
Ratio of expenses to average net assets ................         0.89%+      0.90%       0.88%       0.85%       0.94%      0.96%
Portfolio turnover rate ................................            5%         38%         35%         20%         23%        19%

------------------------------------
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the average share method which more appropriately presents the per share data for the periods since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                      T. ROWE PRICE GROWTH STOCK PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            SIX MONTHS
                                                               ENDED       YEAR        YEAR        YEAR       YEAR        YEAR
                                                             06/30/01      ENDED       ENDED       ENDED      ENDED       ENDED
                                                            (UNAUDITED)  12/31/00    12/31/99    12/31/98   12/31/97   12/31/96+++
                                                            -----------  --------    --------    --------   --------   -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $  25.62    $  28.73    $  25.60    $  20.78    $  16.29    $ 13.72
                                                             --------    --------    --------    --------    --------    -------
Net investment income ..................................         0.01        0.00*       0.03        0.06        0.04       0.11
Net realized and unrealized gain/(loss)
   on investments ......................................        (1.84)      (0.15)       5.28        5.76        4.59       2.71
                                                             --------    --------    --------    --------    --------    -------
Net increase/(decrease) in net assets resulting
   from investment operations ..........................        (1.83)      (0.15)       5.31        5.82        4.63       2.82
                                                             --------    --------    --------    --------    --------    -------
DISTRIBUTIONS:
Dividends from net investment income ...................           --       (0.03)      (0.07)      (0.05)      (0.03)     (0.01)
Distributions from net realized gains ..................        (3.71)      (2.93)      (2.11)      (0.95)      (0.11)     (0.24)
                                                             --------    --------    --------    --------    --------    -------
Total distributions ....................................        (3.71)      (2.96)      (2.18)      (1.00)      (0.14)     (0.25)
                                                             --------    --------    --------    --------    --------    -------
Net asset value, end of period .........................     $  20.08    $  25.62    $  28.73    $  25.60    $  20.78    $ 16.29
                                                             ========    ========    ========    ========    ========    =======
Total return++ .........................................        (7.65)%     (0.51)%     22.19%      28.67%      28.57%     20.77%
                                                             ========    ========    ========    ========    ========    =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $236,839    $269,983    $257,879    $194,301    $123,230    $59,732
Ratio of net investment income
   to average net assets ...............................         0.09%+      0.01%       0.21%       0.43%       0.38%      0.75%
Ratio of net expenses to average net assets ............         0.91%+      0.90%       0.87%       0.87%       0.96%      1.01%
Ratio of expenses to average net assets ................         0.92%+      0.91%       0.88%       0.87%       0.96%      1.01%
Portfolio turnover rate ................................           32%         80%         66%         58%         41%        44%

----------------------------------
  *  Amount rounds to less than $0.005 per share.
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the periods since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

   FINANCIAL HIGHLIGHTS

                              ENDEAVOR SERIES TRUST
                   T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
            FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           SIX MONTHS
                                                              ENDED        YEAR        YEAR        YEAR        YEAR       YEAR
                                                            06/30/01       ENDED       ENDED       ENDED       ENDED      ENDED
                                                           (UNAUDITED)   12/31/00    12/31/99   12/31/98+++  12/31/97  12/31/96+++
                                                           -----------   --------    --------   -----------  --------  -----------
OPERATING PERFORMANCE:
Net asset value, beginning of period ...................     $  15.18    $  20.88    $  16.19    $  14.21    $  13.95    $  12.19
                                                             --------    --------    --------    --------    --------    --------
Net investment income ..................................         0.04        0.03        0.10        0.12        0.10        0.09
Net realized and unrealized
   gain/(loss) on investments ..........................        (2.33)      (3.68)       5.02        2.08        0.26        1.76
                                                             --------    --------    --------    --------    --------    --------
Net increase/(decrease) in net assets resulting
   from investment operations ..........................        (2.29)      (3.65)       5.12        2.20        0.36        1.85
                                                             --------    --------    --------    --------    --------    --------
DISTRIBUTIONS:
Dividends from net investment income ...................           --       (0.03)      (0.26)      (0.11)      (0.10)      (0.09)
Distributions from net realized gains ..................        (2.96)      (2.02)      (0.17)      (0.11)         --          --
                                                             --------    --------    --------    --------    --------    --------
Total distributions ....................................        (2.96)      (2.05)      (0.43)      (0.22)      (0.10)      (0.09)
                                                             --------    --------    --------    --------    --------    --------
Net asset value, end of period .........................     $   9.93    $  15.18    $  20.88    $  16.19    $  14.21    $  13.95
                                                             ========    ========    ========    ========    ========    ========
Total return++ .........................................       (16.48)%    (18.26)%     32.35%      15.44%       2.54%      15.23%
                                                             ========    ========    ========    ========    ========    ========
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ......................     $144,867    $186,664    $228,655    $184,856    $164,560    $134,435
Ratio of net investment income
   to average net assets ...............................         0.67%+      0.15%       0.73%       0.76%       0.74%       0.73%
Ratio of net expenses to average net assets ............         1.01%+      0.98%       0.91%       0.98%       1.07%       1.18%
Ratio of expenses to average net assets ................         1.10%+      1.07%       1.00%       1.10%       1.12%       1.18%
Portfolio turnover rate ................................           13%         63%         30%         21%         19%         11%

----------------------------------
  +  Annualized.
 ++ Total return represents aggregate total return for the periods indicated. +++ Per share amounts have been calculated using the monthly average share method which more appropriately presents the per share data for the year since use of the undistributed method did not accord with results of operations.

                       See Notes to Financial Statements.

   NOTES TO FINANCIAL STATEMENTS

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

Endeavor Series Trust (the "Trust") was organized as a Massachusetts business trust on November 18, 1988 under the laws of the Commonwealth of Massachusetts. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust offers fourteen managed investment portfolios: Capital Guardian Global Portfolio, Capital Guardian U.S. Equity Portfolio, Capital Guardian Value Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Enhanced Index Portfolio, Endeavor High Yield Portfolio, Endeavor Janus Growth Portfolio, Endeavor Money Market Portfolio, Jennison Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio (each a "Portfolio" and collectively the "Portfolios"). The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

CAPITAL GUARDIAN GLOBAL PORTFOLIO, CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO, CAPITAL GUARDIAN VALUE PORTFOLIO, DREYFUS SMALL CAP VALUE PORTFOLIO, DREYFUS U.S. GOVERNMENT SECURITIES PORTFOLIO, ENDEAVOR ASSET ALLOCATION PORTFOLIO, ENDEAVOR ENHANCED INDEX PORTFOLIO, ENDEAVOR HIGH YIELD PORTFOLIO, ENDEAVOR JANUS GROWTH PORTFOLIO, JENNISON GROWTH PORTFOLIO, T. ROWE PRICE EQUITY INCOME PORTFOLIO, T. ROWE PRICE GROWTH STOCK PORTFOLIO AND T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO.

Generally, a Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. In the case of any securities which are not actively traded, such investments are stated at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

ENDEAVOR MONEY MARKET PORTFOLIO: Endeavor Money Market Portfolio's investments are valued on the basis of amortized cost under the guidance of the Board of Trustees, based on their determination that this constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

FUTURES CONTRACTS:

Certain of the Portfolios may engage in futures contracts for the purpose of hedging against a decline in the value of the portfolio securities held or a rise in the price of the securities a Portfolio intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. A Portfolio recognizes a realized gain or loss when the contract is closed. The change in net unrealized appreciation/depreciation, if any, is shown in the Statement of Operations.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Financial future contracts open at June 30, 2001 were as follows:

                                  NUMBER OF                                              NOTIONAL
                                   CONTRACTS                                              COST         EXPIRATION      UNREALIZED
                               PURCHASED/(SOLD)             DESCRIPTION                   AMOUNT           DATE        GAIN/(LOSS)
                               ---------------   ------------------------------------  -----------   --------------   -------------
Dreyfus  U.S. Government           (29)          10 Year U.S. Treasury Bond contracts  $ 2,987,453   September 2001     $ 1,802
   Securities Portfolio            (91)          5 Year U.S. Treasury Note contracts     9,404,281   September 2001       19,481
                                    19           U.S. Long Bond contracts                1,924,938   September 2001        8,970

Endeavor Asset                     (25)          10 Year U.S. Treasury Bond contracts    2,579,295   September 2001       46,484
   Allocation Portfolio             (2)          5 Year U.S. Treasury Note contracts       207,031   September 2001        1,781
                                  (101)          U.S. Long Bond contracts               10,144,188   September 2001      (95,382)

Endeavor Enhanced
   Index Portfolio                   4           S&P 500 Index contracts                 1,231,500   September 2001      (27,461)

OPTIONS:

Certain of the Portfolios may purchase or write options which are exchange traded to hedge fluctuation risks in the prices of certain securities. When a Portfolio writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Portfolio for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. A Portfolio is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.

Transactions in options written during the six months ended June 30, 2001 for Dreyfus U.S. Government Securities Portfolio were as follows:

                                                        NUMBER OF     PREMIUMS
                                                        CONTRACTS     RECEIVED
                                                        ---------    -----------
Options written outstanding at December 31, 2000 ......  38,150        $ 58,230
Options written during the year .......................      --              --
Options terminated in closing purchasing transactions . (38,150)        (58,230)
Options expired during the year .......................      --              --
                                                        -------        --------
Options written outstanding at June 30, 2001 ..........      --        $     --
                                                        =======        ========

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS:

Capital Guardian Global Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor High Yield Portfolio, Endeavor Janus Growth Portfolio, Jennison Growth Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio may engage in forward foreign currency exchange contracts. A Portfolio engages in forward foreign currency exchange transactions to protect against changes in future exchange rates. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Portfolio as an unrealized gain or loss. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Capital Guardian Global Portfolio had the following open forward foreign currency contracts as of June 30, 2001:

                            SETTLEMENT             LOCAL               CURRENT                  NET UNREALIZED
SELL CONTRACTS                 DATE                VALUE                VALUE             APPRECIATION/(DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Canadian Dollar               9/04/01             335,718             $221,832                    $ (2,829)
Canadian Dollar               9/28/01             197,461             $130,423                        (520)
European Currency Unit        7/11/01              95,764             $ 81,399                       3,652
European Currency Unit        9/04/01             242,362             $205,800                       9,643
Hong Kong Dollar              7/11/01             662,352             $ 85,005                         287
Japanese Yen                  7/18/01          14,137,482             $113,681                       2,132
Japanese Yen                  8/20/01          16,792,940             $135,535                      15,466
Japanese Yen                  8/27/01          35,647,435             $287,922                      24,034
Japanese Yen                  8/31/01           2,357,635             $ 19,050                       1,002
Japanese Yen                  9/25/01           9,719,686             $ 78,729                       1,488
Japanese Yen                  3/18/02          31,130,506             $257,014                       7,340
Japanese Yen                  3/28/02          64,874,153             $536,201                       2,622
United Kingdom Pound          7/26/01             354,291             $500,936                      13,952
United Kingdom Pound          8/13/01              31,672             $ 44,748                         288
United Kingdom Pound          3/26/02              42,894             $ 60,069                        (291)
                                                                                                   -------
                                                                                                   $78,266
                                                                                                   =======

                            SETTLEMENT             LOCAL               CURRENT                  NET UNREALIZED
BUY CONTRACTS                  DATE                VALUE                VALUE             APPRECIATION/(DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Canadian Dollar               9/04/01             335,724             $221,832                  $    6,389
European Currency Unit        7/11/01              94,197             $ 80,068                      (5,224)
European Currency Unit        7/18/01             129,757             $110,278                      (5,532)
European Currency Unit        7/26/01             555,367             $471,928                     (42,960)
European Currency Unit        8/13/01              50,898             $ 43,255                      (1,780)
European Currency Unit        8/20/01              164,07             $139,364                     (11,637)
European Currency Unit        8/27/01             344,792             $292,813                     (19,143)
European Currency Unit        8/31/01              23,672             $ 20,102                          50
European Currency Unit        9/04/01             239,298             $203,205                     (15,798)
European Currency Unit        9/28/01             266,031             $225,832                      (7,727)
European Currency Unit        3/18/02             306,469             $259,938                      (4,416)
European Currency Unit        3/26/02              69,836             $ 59,234                        (544)
European Currency Unit        3/28/02             624,304             $529,531                      (9,292)
Hong Kong Dollar              7/11/01             662,354             $ 85,006                         (44)
Swiss Franc                   9/25/01             142,256             $ 79,501                        (715)
                                                                                                 ---------
                                                                                                 $(118,373)
                                                                                                 =========

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

Endeavor Janus Growth Portfolio had the following open forward foreign currency contracts as of June 30, 2001:

                     SETTLEMENT          LOCAL          CURRENT           NET UNREALIZED
SELL CONTRACTS          DATE             VALUE           VALUE      APPRECIATION/(DEPRECIATION)
---------------------------------------------------------------------------------------------
Japanese Yen          10/26/01      184,806,370      $1,500,421             $ 70,060
Japanese Yen          11/09/01      939,032,187      $7,642,649              226,113
                                                                            --------
                                                                            $296,173
                                                                            ========

FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, and items of income and expense, are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends, if any, from net investment income of all Portfolios except Endeavor Money Market Portfolio are declared and paid at least annually. Dividends from net investment income of Endeavor Money Market Portfolio are declared daily and paid monthly. For all Portfolios, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Portfolio, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Portfolios.

FEDERAL INCOME TAXES:

The Trust intends that each Portfolio separately qualify annually as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


2. INVESTMENT MANAGEMENT FEE, ADMINISTRATIVE FEE, INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Trust is managed by Endeavor Management Co. (the "Investment Manager") pursuant to a management agreement. The Investment Manager is responsible for providing investment management and administrative services to the Trust, including selecting the investment advisers (the "Advisers") for the Trust's Portfolios. As compensation for these services, the Trust pays the Investment Manager a monthly fee based on a percentage of the average daily net assets of each Portfolio at the following annual rates: Capital Guardian Global Portfolio--1.05% on the first $150 million; 1.00% on assets over $150 million up to $300 million; .95% on assets over $300 million up to $500 million; and .925% on assets over $500 million; Capital Guardian U.S. Equity Portfolio--.85% on the first $300 million; .80% on assets over $300 million up to $500 million; .775% on assets over $500 million; Capital Guardian Value Portfolio--.85% on the first $300 million; .80% on assets over $300 million up to $500 million; and .775% on assets over

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

$500 million; Dreyfus Small Cap Value Portfolio--.80%; Dreyfus U.S. Government Securities Portfolio--.65%; Endeavor Asset Allocation Portfolio--.75%; Endeavor Enhanced Index Portfolio--.75%; Endeavor High Yield Portfolio--.775%; Endeavor Janus Growth Portfolio--.80%; Endeavor Money Market Portfolio--.50%; Jennison Growth Portfolio--.85%; T. Rowe Price Equity Income Portfolio--.80%, T. Rowe Price Growth Stock Portfolio--.80%; T. Rowe Price International Stock Portfolio--.90%. For Endeavor Janus Growth Portfolio, the Investment Manager voluntarily agreed to limit its annual fee to .775% of the Portfolio's average daily net assets for the period January 1, 2000 until April 30, 2000. For Capital Guardian Global Portfolio, the Investment Manager reduced its annual fee from 1.10% of the Portfolio's average daily net assets, effective May 1, 2000.

At June 30, 2001, the Trust had a liability for investment management fees payable to the Investment Manager of $1,692,964. From the management fees, the Investment Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio.

Capital Guardian Trust Company ("Capital Guardian") serves as Adviser to Capital Guardian Global Portfolio, Capital Guardian U.S. Equity Portfolio and Capital Guardian Value Portfolio.

The Dreyfus Corporation ("Dreyfus"), a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank serves as the Adviser to Dreyfus Small Cap Value Portfolio and Dreyfus U.S. Government Securities Portfolio.

Morgan Stanley Dean Witter Investment Management Inc. ("Morgan Stanley"), a subsidiary of Morgan Stanley Dean Witter & Co., serves as the Adviser to Endeavor Asset Allocation Portfolio and Endeavor Money Market Portfolio.

J.P. Morgan Investment Management Inc. ("Morgan"), a wholly-owned subsidiary of J.P. Morgan and Co. Incorporated, serves as the Adviser to Endeavor Enhanced Index Portfolio.

Massachusetts Financial Services Company ("MFS"), a subsidiary of Sun Life Assurance Company of Canada (U.S.), serves as the Adviser to Endeavor High Yield Portfolio.

Janus Capital Corporation ("Janus Capital") serves as the Adviser to Endeavor Janus Growth Portfolio.

Jennison Associates LLC ("Jennison") serves as the Adviser to Jennison Growth Portfolio.

T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the Adviser to T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio.

T. Rowe Price International, Inc. ("T. Rowe Price International"), serves as the Adviser to T. Rowe Price International Stock Portfolio.

PFPC, Inc. ("PFPC"), a wholly-owned subsidiary of PNCBank, assists the Manager in the performance of its administrative responsibilities to the Trust. As compensation for these services, PFPC receives a flat fee of $810,000 per annum. In addition, if the aggregate net assets of the fourteen portfolios exceed $1 billion, PFPC shall also be entitled to receive an additional fee of 0.01% of any net assets in excess of $1 billion. PFPC also serves as the Trust's transfer agent. PFPC's fees are pro-rated among the Portfolios based upon relative net assets.

Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Boston Safe Deposit and Trust Company has agreed to compensate the Portfolios and decrease custody fees for cash balances left uninvested by each Portfolio. For the six months ended June 30, 2001, the Fund's custodial expenses were reduced by $154,370.

For the six months ended June 30, 2001 the Trust incurred total brokerage commissions of $1,995,531. The Trust has asked the Advisers to direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to share the brokerage commissions with the Trust's distributor. The recaptured commissions are used solely to promote the marketing of the Trust's shares. For the six months ended June 30, 2001, the recaptured commissions amount to as follows: Dreyfus Small Cap Value Portfolio--$343,092, Endeavor Asset Allocation Portfolio--$102,592, Endeavor Janus Growth Portfolio--$130,391 and T. Rowe Price Growth Portfolio--$7,155.

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

No director, officer or employee of the Investment Manager, the Advisers or PFPC received any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of the Investment Manager, the Advisers, PFPC or any of their affiliates $18,000 per annum plus $2,500 per Board meeting, $1,000 per telephone board meeting and $500 per Committee meeting attended and reimburses them for travel and out-of-pocket expenses.

3.   PURCHASES AND SALES OF SECURITIES

Purchases  and  proceeds  from  sales  of   securities,   excluding   short-term
investments, for the six months ended June 30, 2001 were as follows:

                                                               PURCHASES                      SALES
                                                     ---------------------------   ----------------------------
                                                           U.S.                         U.S.
                                                        GOVERNMENT        OTHER      GOVERNMENT         OTHER
                                                        ----------        -----      ----------         -----
Capital Guardian Global Portfolio .................            --    $ 8,552,955             --    $ 11,870,274
Capital Guardian U.S. Equity Portfolio ............            --      9,279,175             --       7,738,441
Capital Guardian Value Portfolio ..................            --     46,035,841             --      52,771,521
Dreyfus Small Cap Value Portfolio .................            --    232,518,686             --     223,357,339
Dreyfus U.S. Government Securities Portfolio ......  $283,163,720     75,413,071   $258,732,210      73,385,618
Endeavor Asset Allocation Portfolio ...............       201,688    250,288,102          6,258     252,665,197
Endeavor Enhanced Index Portfolio .................    11,889,747     33,914,756     12,604,474      37,381,995
Endeavor High Yield Portfolio .....................            --     10,865,578             --       4,445,487
Endeavor Janus Growth Portfolio ...................            --    171,872,939             --     226,350,982
Jennison Growth Portfolio .........................            --     18,455,258             --      16,439,674
T. Rowe Price Equity Income Portfolio .............            --     31,302,470             --      20,437,019
T. Rowe Price Growth Stock Portfolio ..............            --     75,758,083             --      84,988,546
T. Rowe Price International Stock Portfolio .......            --     50,668,681             --      53,792,500

4.   SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of shares of beneficial interest without par value of one or more series. Shares of the Trust are presently divided into fourteen series of shares, each series representing one of the Trust's fourteen Portfolios. Since Endeavor Money Market Portfolio has sold shares, issued shares as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in shares of beneficial interest were as follows:

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         -----------------------------       -----------------------------
                                           SHARES            AMOUNT            SHARES            AMOUNT
                                         ----------       ------------       ----------       ------------
CAPITAL GUARDIAN GLOBAL PORTFOLIO:
Sold ..............................       2,746,773       $ 32,150,489        3,772,098       $ 54,373,771
Issued as reinvestment of dividends          83,371            985,448          373,766          4,814,106
Redeemed ..........................      (3,200,855)       (37,492,322)      (2,555,009)       (35,560,950)
                                         ----------       ------------       ----------       ------------
Net increase/(decrease) ...........        (370,711)      $ (4,356,385)       1,590,855       $ 23,626,927
                                         ==========       ============       ==========       ============

                                                       SIX MONTHS ENDED                       YEAR ENDED
                                                           06/30/01                            12/31/00#
                                                 ---------------------------       -----------------------------
                                                   SHARES          AMOUNT            SHARES            AMOUNT
                                                 ----------     ------------       ----------       ------------
CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO:
Sold .......................................       666,148       $ 6,687,457          228,817       $  2,257,360
Conversion proceeds from PFL Target Accounts            --                --        3,270,727         32,707,272
Issued as reinvestment of dividends ........         6,404            66,343               --                 --
Redeemed ...................................      (421,459)       (4,188,794)        (183,134)        (1,810,331)
                                                  --------       -----------       ----------       ------------
Net increase ...............................       251,093       $ 2,565,006        3,316,410       $ 33,154,301
                                                  ========       ===========       ==========       ============

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)


                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
CAPITAL GUARDIAN VALUE  PORTFOLIO:
Sold ..............................       960,393       $ 16,923,294          470,560       $  8,001,105
Issued as reinvestment of dividends       837,095         14,381,296        1,898,084         30,748,959
Redeemed ..........................      (941,501)       (16,630,630)      (2,479,708)       (43,339,381)
                                         --------       ------------       ----------       ------------
Net increase/(decrease) ...........       855,987       $ 14,673,960         (111,064)      $ (4,589,317)
                                         ========       ============       ==========       ============

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
DREYFUS SMALL CAP VALUE  PORTFOLIO:
Sold ..............................       3,381,769     $ 59,113,493        7,694,000       $ 124,759,605
Issued as reinvestment of dividends       3,795,856       61,530,832        2,029,632          31,946,414
Redeemed ..........................      (2,723,673)     (49,382,030)      (7,458,517)       (120,750,954)
                                         ----------     ------------       ----------       -------------
Net increase ......................       4,453,952     $ 71,262,295        2,265,115       $  35,955,065
                                         ==========     ============       ==========       =============

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
DREYFUS U.S. GOVERNMENT SECURITIES  PORTFOLIO:
Sold ..............................       1,611,677     $ 19,353,203          825,800       $  9,534,402
Issued as reinvestment of dividends         351,583        4,067,818          436,769          4,743,313
Redeemed ..........................        (754,179)      (9,042,780)      (2,197,192)       (25,302,690)
                                         ----------     ------------       ----------       ------------
Net increase/(decrease) ...........       1,209,081     $ 14,378,241         (934,623)      $(11,024,975)
                                         ==========     ============       ==========       ============

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
ENDEAVOR ASSET ALLOCATION PORTFOLIO:
Sold ..............................         678,385     $ 12,087,028        1,230,051       $ 27,137,145
Issued as reinvestment of dividends       2,501,060       40,742,271        1,847,413         37,945,873
Redeemed ..........................      (2,365,061)     (42,517,116)      (3,105,970)       (68,023,891)
                                         ----------     ------------       ----------       ------------
Net increase/(decrease) ...........         814,384     $ 10,312,183          (28,506)      $ (2,940,873)
                                         ==========     ============       ==========       ============

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
ENDEAVOR ENHANCED INDEX PORTFOLIO:
Sold ..............................         828,599     $ 11,985,280        2,980,939       $ 50,668,882
Issued as reinvestment of dividends          58,866          872,983          651,992         10,542,714
Redeemed ..........................      (1,119,597)     (16,186,072)      (1,766,809)       (29,612,629)
                                         ----------     ------------       ----------       ------------
Net increase/(decrease) ...........        (232,132)    $ (3,327,809)       1,866,122       $ 31,598,967
                                         ==========     ============       ==========       ============

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
ENDEAVOR HIGH YIELD PORTFOLIO:
Sold ..............................       1,622,645     $ 15,393,691        957,161       $ 9,295,108
Issued as reinvestment of dividends         186,895        1,691,398        116,525         1,105,820
Redeemed ..........................        (941,431)      (8,749,843)      (657,328)       (6,400,885)
                                         ----------     ------------       --------       -----------
Net increase ......................         868,109     $  8,335,246        416,358       $ 4,000,043
                                         ==========     ============       ========       ============

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
ENDEAVOR JANUS GROWTH PORTFOLIO:
Sold ..............................         337,698     $ 20,976,896        1,734,784       $ 162,546,775
Issued as reinvestment of dividends         226,482       13,439,470               --                  --
Redeemed ..........................      (1,565,513)     (92,381,846)      (1,704,316)       (152,767,521)
                                         ----------     ------------       ----------       -------------
Net increase/(decrease) ...........      (1,001,333)    $(57,965,480)          30,468       $   9,779,254
                                         ==========     ============       ==========       =============

                                               SIX MONTHS ENDED                        YEAR ENDED
                                                   06/30/01                             12/31/00
                                               -----------------                   -----------------
                                               SHARES AND AMOUNT                   SHARES AND AMOUNT
                                               -----------------                   -----------------
ENDEAVOR MONEY MARKET PORTFOLIO:
Sold ..............................              $ 429,947,066                       $ 636,366,837
Issued as reinvestment of dividends                  2,917,649                           6,616,501
Redeemed ..........................               (293,589,839)                       (653,130,243)
                                                 -------------                       -------------
Net increase/(decrease) ...........              $ 139,274,876                       $ (10,146,905)
                                                 =============                       =============

                                                SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
JANUS GROWTH PORTFOLIO:
Sold ..............................       396,294       $ 3,677,158         488,580         $ 5,642,963
Issued as reinvestment of dividends        69,700           660,056         261,676           3,027,588
Redeemed ..........................      (311,485)       (2,976,555)       (784,900)         (9,239,871)
                                         --------       -----------        --------         -----------
Net increase/(decrease) ...........       154,509       $ 1,360,659         (34,644)        $  (569,320)
                                         ========       ===========        =========        ===========

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO:
Sold ..............................       1,256,373     $ 24,201,257        1,052,741       $ 19,072,302
Issued as reinvestment of dividends       1,373,889       25,650,510        1,536,047         27,126,583
Redeemed ..........................        (938,818)     (18,040,678)      (2,981,777)       (54,011,760)
                                         ----------     ------------       ----------       ------------
Net increase/(decrease) ...........       1,691,444     $ 31,811,089         (392,989)      $ (7,812,875)
                                         ==========     ============       ==========       ============

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
T. ROWE PRICE GROWTH STOCK PORTFOLIO:
Sold ..............................         561,420     $ 13,107,767        1,481,808       $ 41,586,694
Issued as reinvestment of dividends       1,785,116       37,148,259        1,080,794         27,592,678
Redeemed ..........................      (1,089,467)     (24,910,815)        (999,751)       (27,811,806)
                                         ----------     ------------       ----------       ------------
Net increase ......................       1,257,069     $ 25,345,211        1,562,851       $ 41,367,566
                                         ==========     ============       ==========       ============

                                               SIX MONTHS ENDED                       YEAR ENDED
                                                   06/30/01                            12/31/00
                                         ---------------------------       -----------------------------
                                          SHARES           AMOUNT            SHARES            AMOUNT
                                         ---------      ------------       ----------       ------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO:
Sold ..............................       11,887,272    $ 163,590,563      27,448,760       $ 488,619,467
Issued as reinvestment of dividends        3,171,414       33,965,844       1,401,999          22,922,682
Redeemed ..........................      (12,767,212)    (176,194,921)    (27,502,778)       (491,978,015)
                                         -----------    -------------     -----------       -------------
Net increase ......................        2,291,474    $  21,361,486       1,347,981       $  19,564,134
                                         ===========    =============     ===========       =============

---------------
#    Capital Guardian U.S. Equity Portfolio  commenced  operations on October 9,
     2000.

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

5.   ORGANIZATION COSTS

Organization costs are amortized on a straight-line basis over a period of five years from the commencement of operations of each Portfolio which commenced operations prior to July 1, 1998. For portfolios commencing operations after July 1, 1998, organization costs are expensed as they occur. In the event that any of the initial shares (Capital Guardian Global Portfolio--10 shares, Capital Guardian Value Portfolio--10 shares, Dreyfus Small Cap Value Portfolio--10 shares, Dreyfus U.S. Government Securities Portfolio--10 shares, Endeavor Asset Allocation Portfolio--10,000 shares, Endeavor Enhanced Index Portfolio--10 shares, Endeavor High Yield Portfolio--10 shares, Endeavor Money Market Portfolio--100,000 shares, Jennison Growth Portfolio--10 shares, T. Rowe Price Equity Income Portfolio--10 shares, T. Rowe Price Growth Stock Portfolio--10 shares and T. Rowe Price International Stock Portfolio--10,000 shares) owned by a separate account of PFL Life Insurance Company are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption. The Trust bears the expense of registering and qualifying the shares of the various Portfolios for distribution under Federal and state securities regulations. As of June 30, 2001, all such costs for Capital Guardian Value Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, Endeavor Asset Allocation Portfolio, Endeavor Money Market Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio have been fully amortized.


6.   CONCENTRATION OF RISK

The Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Endeavor High Yield Portfolio invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

Each Portfolio may invest up to 15% (10% with respect to Endeavor Money Market Portfolio) of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Portfolio without registration under the Securities Act of 1933, as amended, a Portfolio will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Portfolio to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

                              ENDEAVOR SERIES TRUST
                            JUNE 30, 2001 (UNAUDITED)

7.   PORTFOLIO APPRECIATION AND DEPRECIATION

At June 30, 2001, aggregate gross unrealized appreciation for all securities in which there was an excess of value over cost and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over value were as follows:

                                                                                     NET UNREALIZED
                                                    UNREALIZED       UNREALIZED       APPRECIATION/
                                                   APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                                   ------------     ------------     --------------
Capital Guardian Global Portfolio ...............  $ 3,488,915     $  6,833,890     $  (3,344,975)
Capital Guardian U.S. Equity Portfolio ..........    3,187,981        3,289,324          (101,343)
Capital Guardian Value Portfolio ................   26,126,559        5,751,957        20,374,602
Dreyfus Small Cap Value Portfolio ...............   22,940,911       34,537,610       (11,596,699)
Dreyfus U.S. Government Securities Portfolio ....      700,704          729,286           (28,582)
Endeavor Asset Allocation Portfolio .............   30,280,462       19,077,040        11,203,422
Endeavor Enhanced Index Portfolio ...............   13,470,656       16,985,665        (3,515,009)
Endeavor High Yield Portfolio ...................      565,335        3,810,067        (3,244,732)
Endeavor Janus Growth Portfolio .................   35,141,035       88,769,789       (53,628,754)
Jennison Growth Portfolio .......................    1,703,730        3,224,848        (1,521,118)
T. Rowe Price Equity Income Portfolio ...........   36,615,299       18,446,306        18,168,993
T. Rowe Price Growth Stock Portfolio ............   33,596,908       16,637,327        16,959,581
T. Rowe Price International Stock Portfolio .....    6,997,254       32,677,609       (25,680,355)

8.   FEDERAL INCOME TAXES

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2000, the Portfolios elected to defer capital losses and currency losses occurring between November 1, 2000 and December 31, 2000 as follows:


                                              CAPITAL LOSSES    CURRENCY LOSSES
                                              --------------   -----------------
Capital Guardian Global Portfolio............. $    175,226             --
Capital Guardian Value Portfolio..............       81,947             --
Dreyfus Small Cap Value Portfolio.............      607,066             --
Dreyfus U.S. Government Portfolio.............      131,211             --
Endeavor Enhanced Index Portfolio.............    1,864,405             --
Endeavor High Yield Portfolio.................       59,714          $ 263
Endeavor Janus Growth Portfolio...............   12,449,565            138
Jennison Growth Portfolio.....................      704,261             --
T. Rowe Price International Stock Portfolio...           --         99,212


As of December 31, 2000, the Portfolios had available for federal tax purposes unused capital loss carryforwards as follows:

                                       EXPIRING IN 2008  EXPIRING IN 2007   EXPIRING IN 2006
                                       ----------------  ----------------   ----------------
Dreyfus U.S. Government Portfolio.....          --          $1,556,891               --

Endeavor Enhanced Index Portfolio.....    $908,838                  --               --

Endeavor High Yield Portfolio.........      45,788             149,375          $84,613

Jennison Growth Portfolio.............     521,420                  --               --

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)

                      (This page intentionally left blank.)